UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Equity Income Fund (“Equity Income Fund”) (Formerly known as First American Equity Income Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 98.7%
Consumer Discretionary – 14.3%
Brunswick ▼	352,665	$7,025
Darden Restaurants ▼	257,541	12,133
Foot Locker	749,531	13,387
Hasbro	264,213	11,649
Home Depot ▼	408,196	15,009
International Game Technology	582,110	9,995
M.D.C. Holdings	325,700	10,067
Mattel	316,205	7,488
McDonald’s	177,169	13,052
Target	206,536	11,324
Thomson Reuters ▼	174,305	6,974
Whirlpool	135,797	11,611
Yum! Brands	302,074	14,125

		143,839

Consumer Staples – 6.2%
Altria Group	366,610	8,619
ConAgra Foods	266,996	5,962
Kraft Foods, Class A ▼	422,020	12,900
Philip Morris International	217,329	12,440
Sysco	373,321	10,879
Unilever ▼	399,918	11,850

		62,650

Energy – 12.5%
Anadarko Petroleum	160,937	12,405
Chevron	312,315	29,647
ConocoPhillips	355,885	25,432
Enbridge Energy Partners ▼	80,328	5,093
Exterran Partners ▼	330,992	9,248
Exxon Mobil	363,647	29,339
Total – ADR ▼	257,233	15,118

		126,282

Financials – 16.2%
Aflac	203,835	11,737
Annaly Capital Management – REIT ▼	540,448	9,636
Astoria Financial	604,162	8,603
Bank of America	1,156,719	15,882
BankUnited ●	40,990	1,148
Fifth Third Bancorp ▼	501,392	7,456
Goldman Sachs Group	58,987	9,651
JPMorgan Chase	674,348	30,304
KeyCorp ▼	569,253	5,066
Liberty Property Trust – REIT	151,904	5,282
Mid-America Apartment Communities – REIT	101,952	6,499
National Retail Properties – REIT	184,281	4,579
Old Republic International	714,121	8,734
Prudential Financial	180,509	11,103
Redwood Trust – REIT ▼	323,952	4,850
SunTrust Banks	259,027	7,882
Ventas – REIT ▼	93,380	5,179
Wells Fargo	289,094	9,373

		162,964

Health Care – 8.4%
Abbott Laboratories	311,445	14,065
Bristol-Myers Squibb	356,687	8,981
Covidien	225,487	10,704
Johnson & Johnson	259,217	15,493
McKesson	63,897	4,803
Pfizer	1,379,614	25,137
Teva Pharmaceutical Industries – ADR	95,364	5,212

		84,395

Nuveen Equity Income Fund (“Equity Income Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Industrials – 12.3%
3M	180,545	$15,874
Boeing	118,531	8,236
Emerson Electric ▼	175,652	10,342
General Dynamics	114,217	8,612
General Electric	1,225,278	24,677
Hubbell, Class B	129,450	7,928
Manpower	174,668	11,278
Textron ▼	423,131	11,124
United Parcel Service, Class B	134,005	9,597
United Technologies	194,617	15,822

		123,490

Information Technology – 13.9%
Applied Materials	731,386	11,475
Automatic Data Processing	206,762	9,904
Intel	783,607	16,816
MasterCard, Class A	40,627	9,609
Maxim Integrated Products ▼	576,970	14,897
Microsoft	709,541	19,672
Molex, Class A	411,531	8,955
Oracle	356,089	11,406
Paychex	160,155	5,125
QUALCOMM	273,124	14,784
Texas Instruments	358,644	12,162
Visa, Class A	69,524	4,856

		139,661

Materials – 5.7%
E.I. Du Pont de Nemours	231,881	11,753
Freeport-McMoRan Copper & Gold	117,681	12,798
Huntsman	672,607	11,710
PPG Industries	130,274	10,979
Praxair	106,625	9,920

		57,160

Telecommunication Services – 5.9%
CenturyTel ▼	304,224	13,155
Qwest Communications International	483,225	3,445
Verizon Communications	834,009	29,707
Windstream ▼	995,672	12,755

		59,062

Utilities – 3.3%
CenterPoint Energy	513,385	8,291
PNM Resources	741,251	9,659
Westar Energy ▼	606,251	15,459

		33,409

Total Common Stocks
(Cost $744,163)		992,912

Short-Term Investments – 1.1%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $10,850)	10,849,595	10,850

Investment Purchased with Proceeds from Securities Lending – 12.3%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $124,013)	124,013,150	124,013

Total Investments ▲ – 112.1%
(Cost $879,026)		1,127,775

Other Assets Less Liabilities, Net – (12.1)%		(121,867)

Total Net Assets – 100.0%		$1,005,908

1

Schedule of INVESTMENTS (continued)         January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Equity Income Fund (“Equity Income Fund”) (concluded)

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $879,026. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$255,114
Gross unrealized depreciation	(6,365)
Net unrealized appreciation	$248,749

ADR	– American Depositary Receipt

REIT	– Real Estate Investment Trust

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$992,912	$—	$—	$992,912
Short-Term Investments	10,850	—	—	10,850
Investments Purchased with Proceeds from Securities Lending	124,013	—	—	124,013
Total	$1,127,775	$—	$—	$1,127,775

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Global Infrastructure Fund (“Global Infrastructure Fund”) (Formerly known as First American Global Infrastructure Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 98.1%
Australia – 6.7%
APA Group	229,167	$911
Asciano Group ●	1,522,630	2,447
Australian Infrastructure Fund	484,150	918
DUET Group	261,565	435
Macquarie Atlas Roads Group ●	161,285	241
MAp Group	347,326	1,037
SP AusNet	347,977	306
Spark Infrastructure Group	296,222	339
Transurban Group	883,298	4,580

		11,214

Austria – 0.9%
Flughafen Wien	8,529	561
Oesterreichische Post	31,593	990

		1,551

Belgium – 0.4%
Elia System Operator – WPR Strips ●	3,039	2
Elia System Operator	15,146	605

		607

Brazil – 6.5%
AES Tiete	36,825	519
All America Latina Logistica	114,219	965
Companhia de Concessoes Rodoviarias	98,963	2,733
Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	13,222	655
Companhia de Saneamento de Minas Gerais	37,760	620
Companhia de Transmissao de Energia Electrica Paulista	43,040	1,317
Companhia Energetica de Minas Gerais – ADR	53,280	880
Companhia Energetica do Ceara-Coelce, Class A	2,709	47
Companhia Paranaense de Energia-Copel – ADR	6,643	170
EcoRodovias Infraestructura e Logistica	211,426	1,649
Energias do Brasil	30,526	686
Wilson Sons – BDR ●	37,311	695

		10,936

Canada – 7.7%
Algonquin Power & Utilities	20,914	102
ATCO, Class I	11,166	654
Brookfield Asset Management, Class A	30,658	1,000
Brookfield Renewable Power Fund	44,773	940
Canadian Utilities, Class A	6,045	321
Emera	11,189	360
Enbridge	137,005	7,938
IESI-BFC	22,437	533
TransCanada	16,036	586
Westshore Terminals Income Fund	5,234	119
Westshore Terminals Investment	12,898	294

		12,847

Chile – 1.2%
Empresa Electrica Del Norte Grande	395,658	1,015
Empresa Nacional de Electrcidad – ADR	2,805	146
Enersis – ADR	44,364	921

		2,082

China – 1.0%
Dalian Port, Class H	648,384	267
Guangshen Railway – ADR	6,118	125
Hainan Meilan International Airport, Class H	3,950	5
Jiangsu Expressway, Class H	547,514	590
Zhejiang Expressway, Class H	774,174	723

		1,710

2

Nuveen Global Infrastructure Fund (“Global Infrastructure Fund”) (continued)

DESCRIPTION	SHARES	VALUE

France – 7.9%
Aeroports de Paris	62,406	$5,243
Electricite de France	70,263	3,095
GDF Suez	18,290	724
Groupe Eurotunnel	84,313	819
Seche Environnement	2,968	254
Veolia Environnement – ADR	23,054	724
Vinci	41,258	2,382

		13,241

Germany – 0.9%
Fraport	8,410	593
Hamburger Hafen und Logistik	20,893	925

		1,518

Hong Kong – 9.3%
Beijing Capital International Airport, Class H	840,280	450
Beijing Enterprises Holdings	739,016	4,348
China Everbright International	1,617,566	818
China Gas Holdings §	3,820,691	1,329
China Merchants Holdings International	801,591	3,505
China Resources Gas Group	562,096	764
China Suntien Green Energy, Class H ●	1,604,289	399
China Water Affairs Group	1,899,573	722
Guangdong Investment	653,396	335
Hong Kong & China Gas	371,420	843
Hong Kong Electric Holdings	77,126	489
MTR	427,322	1,570

		15,572

India – 1.2%
GAIL India – GDR	25,109	1,543
Power Grid	220,391	464

		2,007

Italy – 2.7%
ACEA ●	11,922	135
Atlantia	50,034	1,139
Autostrada Torino-Milano	44,324	622
Enel Green Power ●	97,499	216
Gemina ●	36,149	28
IREN	97,733	170
SAVE	44,612	442
Snam Rete Gas	109,910	577
Terna-Rete Elettrica Nationale	255,633	1,117

		4,446

Japan – 6.8%
Chubu Electric Power	30,473	762
Japan Airport Terminal	117,487	1,761
Kamigumi	124,691	1,047
Kansai Electric Power	42,668	1,055
Park24	69,988	756
Toho Gas	184,740	946
Tokyo Electric Power	166,036	4,031
Tokyo Gas	221,222	962

		11,320

Lebanon – 0.2%
Equatorial Energia	45,917	319

Luxembourg – 2.0%
SES	138,915	3,346

Mexico – 1.1%
Empresas ICA – ADR ●	85,490	867
Grupo Aeroportuario del Centro Norte – ADR	22,570	342
Grupo Aeroportuario del Pacifico – ADR	1,180	46
Grupo Aeroportuario del Sureste – ADR	5,298	277
OHL Mexico ●	164,601	321

		1,853

Nuveen Global Infrastructure Fund (“Global Infrastructure Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Netherlands – 2.1%
Koninklijke Vopak	73,252	$3,540

New Zealand – 1.3%
Auckland International Airport	139,889	242
Infratil	130,131	189
Port of Tauranga	217,053	1,263
Vector	240,077	460

		2,154

Norway – 0.1%
Hafslund, Class B	20,111	240

Philippines – 0.8%
International Container Terminal Services	348,627	335
Manila Water Company	1,083,888	446
Metro Pacific Investments	6,003,968	501

		1,282

Portugal – 0.4%
Brisa Auto-Estradas de Portugal	86,814	631

Singapore – 7.1%
CitySpring Infrastructure Trust	839,606	371
ComfortDelGro	1,795,535	2,231
Hyflux	1,287,436	2,254
Parkway Life – REIT	544,866	764
SembCorp Industries	129,625	525
Singapore Airport Terminal Services	1,245,571	2,716
Singapore Post	1,378,019	1,274
SMRT	1,094,594	1,749

		11,884

Spain – 3.0%
Abertis Infraestructuras	175,916	3,452
Enagas	70,896	1,495

		4,947

Switzerland – 0.5%
Flughafen Zuerich	2,081	871

United Kingdom – 6.2%
Centrica	321,771	1,648
FirstGroup	29,244	175
Forth Ports	25,853	564
National Grid – ADR	56,651	2,552
Northumbrian Water Group	191,059	903
Scottish & Southern Energy	17,141	318
Serco Group	111,840	987
Stagecoach Group	122,327	411
United Utilities Group	319,984	2,785

		10,343

United States – 20.1%
American Electric Power	25,743	919
American States Water	32,722	1,113
American Tower, Class A ●	25,755	1,310
Brookfield Infrastructure Partners	35,162	764
California Water Service Group	25,235	921
Chesapeake Utilities	9,744	381
Connecticut Water Service	1,860	46
Crown Castle International ●	41,934	1,768
Digital Realty Trust – REIT	6,303	343
El Paso	21,083	335
Gas Natural	50,967	549
Geo Group ●	58,529	1,391
Kinder Morgan Management	2,431	156
New Jersey Resources	4,738	199
NextEra Energy	29,829	1,595
Northeast Utilities	3,842	127

3

Schedule of INVESTMENTS (continued)        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Global Infrastructure Fund (“Global Infrastructure Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Northwest Natural Gas	50,314	$2,242
Pepco Holdings	14,676	273
PG&E	14,376	665
Questar	111,920	1,951
Republic Services	101,164	3,120
Sempra Energy	84,256	4,387
Southern	8,899	335
Southern Union	34,215	914
Spectra Energy	200,761	5,266
Standard Parking ●	21,248	382
UGI	9,367	295
Waste Connections	3,564	103
Williams	15,911	429
Wisconsin Energy	6,061	365
Xcel Energy	38,776	914

		33,558

Total Common Stocks
(Cost $151,549)		164,019

Short-Term Investments – 2.9%
State Street Institutional Liquid Reserves Fund, 0.180% Ω
(Cost $4,871)	4,870,767	4,871

Total Investments ▲ – 101.0%
(Cost $156,420)		168,890

Other Assets Less Liabilities, Net – (1.0)%		(1,628)

Total Net Assets – 100.0%		$167,262

●	Non-income producing security.

§	Security is internally fair valued.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $156,420. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$15,264
Gross unrealized depreciation	(2,794)
Net unrealized appreciation	$12,470

ADR	– American Depositary Receipt

BDR	– Brazilian Depositary Receipt

GDR	– Global Depositary Receipt

REIT	– Real Estate Investment Trust

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Global Infrastructure Fund (“Global Infrastructure Fund”) (concluded)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$159,252	$3,438	$1,329	$164,019
Short-Term Investments	4,871	—	—	4,871
Total	$164,123	$3,438	$1,329	$168,890

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	1,329
Transfers out of	—
Balance at the end of period	$1,329
Net change in unrealized appreciation (depreciation) of Level 3 investments held as of January 31, 2011	$—

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

4

Nuveen International Fund (“International Fund”) (Formerly known as First American International Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 88.2%
Australia – 2.4%
APA Group	80,120	$319
Asciano Group ●	519,647	835
Australian Infrastructure Fund	167,926	319
CSL	105,381	3,921
DUET Group	89,169	148
Macquarie Atlas Roads Group ●	55,395	83
Macquarie Group	97,330	3,959
MAp Group	116,855	349
Newcrest Mining	36,640	1,357
SP AusNet	118,425	104
Spark Infrastructure Group	100,140	115
Transurban Group	303,315	1,572
WorleyParsons	129,180	3,573

		16,654

Austria – 0.1%
Flughafen Wien	2,866	188
Oesterreichische Post	10,521	330

		518

Belgium – 0.7%
Anheuser-Busch InBev	84,227	4,647
Elia System Operator	5,173	207
Elia System Operator – WPR Strips ●	1,188	1

		4,855

Brazil – 1.8%
AES Tiete	12,393	175
All America Latina Logistica	38,000	321
Companhia de Concessoes Rodoviarias	34,118	942
Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	4,452	220
Companhia de Saneamento de Minas Gerais	13,085	215
Companhia de Transmissao de Energia Electrica Paulista	14,690	450
Companhia Energetica de Minas Gerais – ADR	154,989	2,559
Companhia Energetica do Ceara-COELCE, Class A	926	16
Companhia Paranaense de Energia-Copel – ADR	2,294	59
EcoRodovias Infraestructura e Logistica	71,488	558
Energias do Brasil	10,378	233
Itau Unibanco Holding – ADR	95,243	2,048
Petroleo Brasileiro – ADR	44,174	1,623
Vale – ADR	87,598	3,051
Wilson Sons – BDR	12,455	232

		12,702

Canada – 5.4%
Agrium	18,210	1,610
Algonquin Power & Utilities	7,037	34
ATCO, Class I	5,172	303
Bank of Nova Scotia	82,581	4,675
Brookfield Asset Management, Class A	10,246	334
Brookfield Renewable Power Fund	15,138	318
Cameco	143,787	5,962
Canadian Utilities, Class A	2,033	108
Cenovus Energy	97,669	3,375
Emera	3,817	123
Enbridge	45,640	2,644
EnCana	105,819	3,410
IESI-BFC	7,647	182
Manulife Financial	284,053	4,954
Suncor Energy	118,153	4,905

Nuveen International Fund (“International Fund”) (continued)

DESCRIPTION	SHARES	VALUE

TMX Group	86,610	$3,297
TransCanada	5,326	195
Westshore Terminals Investment	1,744	40
Westshore Terminals Investment	4,351	99
Yamana Gold	113,574	1,283

		37,851

Chile – 0.3%
Empresa Electrica Del Norte Grande	131,801	338
Empresa Nacional de Electrcidad – ADR	957	50
Enersis – ADR	15,038	312
Sociedad Quimica y Minera de Chile – ADR	29,891	1,599

		2,299

China – 2.3%
Agile Property Holdings	2,338,000	3,499
China Communications Construction, Class H	2,022,000	1,646
China Merchants Bank	618,850	1,468
China Suntien Green Energy, Class H ●	558,386	139
Dalian Port, Class H	223,866	92
Guangshen Railway – ADR	2,100	43
Hainan Meilan International Airport, Class H	1,329	2
Industrial & Commercial Bank of China, Class H	2,025,000	1,516
Jiangsu Expressway, Class H	184,776	199
New Oriental Education & Technology Group – ADR ●	22,510	2,221
PetroChina, Class H	1,576,000	2,200
Tencent Holdings	117,300	3,061
Zhejiang Expressway, Class H	263,280	246

		16,332

Denmark – 1.1%
Novo Nordisk, Class B	34,485	3,883
Vestas Wind Systems ●	120,695	4,140

		8,023

Finland – 0.8%
Nokia Oyj	550,297	5,870

France – 5.5%
Aeroports de Paris	20,864	1,753
AXA	192,224	4,068
BNP Paribas	89,265	6,664
Carrefour	70,202	3,432
Electricite de France	23,765	1,047
GDF Suez	6,281	248
Groupe Eurotunnel	28,633	278
Iliad	37,230	3,956
L’oreal	23,093	2,679
Seche Environnement	998	85
Total	113,254	6,627
Total – ADR	53,223	3,128
Ubisoft Entertainment ●	272,876	3,205
Veolia Environnement – ADR	7,918	249
Vinci	13,805	797

		38,216

Germany – 8.0%
Adidas	125,235	7,794
Aixtron	122,956	5,077
Allianz	45,493	6,324
BASF	14,480	1,115
BMW	65,799	5,050
Deutsche Boerse	46,644	3,535
E.ON	200,100	6,676
Fraport	2,801	198
Hamburger Hafen und Logistik	6,992	309

5

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen International Fund (“International Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Henkel KGAA	46,760	$2,845
SAP	85,748	4,961
Siemens	36,410	4,668
Symrise	106,310	3,012
Wacker Chemie	23,533	4,252

		55,816

Hong Kong – 2.7%
Beijing Capital International Airport, Class H	282,662	151
Beijing Enterprises Holdings	248,787	1,464
Cheung Kong Holdings	255,854	4,248
China Everbright International	554,834	281
China Gas Holdings §	1,305,702	455
China Merchants Holdings International	267,080	1,168
China Resources Gas Group	187,931	255
China Resources Land	1,100,000	1,993
China Water Affairs Group	649,494	247
Esprit Holdings	744,403	3,549
Guangdong Investment	222,283	114
Hong Kong & China Gas	127,854	290
Hong Kong Electric Holdings	26,331	167
Li & Fung	590,000	3,843
MTR	145,687	535

		18,760

India – 0.3%
GAIL India – GDR	8,601	529
HDFC Bank – ADR	11,954	1,726
Power Grid	75,517	159

		2,414

Ireland – 2.4%
Covidien	141,660	6,725
CRH	244,300	5,262
Experian Group	194,123	2,409
WPP	171,871	2,126

		16,522

Israel – 0.6%
Teva Pharmaceutical Industries – ADR	72,931	3,986

Italy – 1.3%
ACEA ●	3,973	45
Atlantia	17,228	392
Autostrada Torino-Milano	15,200	213
Enel Green Power ●	34,495	77
Eni	132,321	3,133
Gemina ●	12,343	10
IREN	33,597	58
Saipem	93,144	4,654
SAVE	15,263	151
Snam Rete Gas	36,988	194
Terna-Rete Elettrica Nationale	86,900	380

		9,307

Japan – 16.9%
AMADA	217,813	1,901
Canon	220,247	10,841
Chubu Electric Power	10,741	268
FANUC	35,800	5,666
INPEX	780	5,012
Japan Airport Terminal	40,384	605
Kamigumi	42,714	359
Kansai Electric Power	15,039	372
Keyence	7,981	2,123
Mitsubishi	187,546	5,236
Mitsubishi UFJ Financial Group	391,155	2,032
Mitsui Sumitomo Insurance Group	120,298	2,867

Nuveen International Fund (“International Fund”) (continued)

DESCRIPTION	SHARES	VALUE

NGK Insulators	238,000	$4,021
Nintendo	24,750	6,692
NKSJ Holdings ●	668,890	4,566
Nomura Research Institute	105,508	2,297
Park24	23,494	254
SECOM	63,600	3,003
Seven & I Holdings	241,318	6,232
SMC	55,268	9,378
Sony Financial Holdings	1,679	6,219
Sugi Holdings	147,996	3,512
Sumitomo Metal Mining	238,047	3,913
Sumitomo Trust & Banking	1,155,008	6,966
Suzuki Motor	284,376	6,905
The Bank of Yokohama	1,277,628	6,401
THK	87,405	2,279
Toho Gas	63,555	326
Tokyo Electric Power	56,665	1,376
Tokyo Gas	76,908	334
Toyota Motor	166,800	6,867

		118,823

Lebanon – 0.0%
Equatorial Energia	15,702	109

Luxembourg – 0.8%
Millicom International Cellular	47,813	4,458
SES	46,782	1,127

		5,585

Malaysia – 0.2%
Sime Darby Berhad	503,517	1,514

Mexico – 0.4%
Empresas ICA – ADR ●	29,029	294
Grupo Aeroportuario del Centro Norte – ADR	7,669	117
Grupo Aeroportuario del Pacifico – ADR	394	15
Grupo Aeroportuario del Sureste – ADR	1,784	93
OHL Mexico ●	57,200	112
Wal-Mart de Mexico – ADR	76,482	2,133

		2,764

Netherlands – 2.0%
Heineken	123,939	6,239
Koninklijke KPN	440,300	6,930
Koninklijke Vopak	24,318	1,175

		14,344

New Zealand – 0.1%
Auckland International Airport	51,077	88
Infratil	49,450	72
Port of Tauranga	74,802	435
Vector	81,830	157

		752

Norway – 1.2%
Hafslund, Class B	6,828	82
Statoil	198,277	4,817
Telenor	227,097	3,502

		8,401

Philippines – 0.1%
International Container Terminal Services	118,816	114
Manila Water	363,537	149
Metro Pacific Investments	2,038,344	171

		434

Portugal – 0.4%
Brisa Auto-Estradas de Portugal	29,824	217
Energias de Portugal	582,584	2,238

		2,455

6

Nuveen International Fund (“International Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Russia – 0.3%
Gazprom – ADR	82,687	$2,213

Singapore – 1.2%
CitySpring Infrastructure Trust	284,561	126
ComfortDelGro	619,185	770
DBS Group Holdings	340,765	4,018
Hyflux	442,000	774
Parkway Life – REIT	186,020	261
SembCorp Industries	44,015	178
Singapore Airport Terminal Services	418,901	913
Singapore Post	478,655	442
SMRT	386,240	617

		8,099

South Korea – 0.5%
Samsung Electronics – GDR	7,245	3,169

Spain – 0.8%
Abertis Infraestructuras	59,224	1,162
Banco Santander	304,430	3,727
Banco Santander – Rights ●	304,430	58
Enagas	23,914	504

		5,451

Sweden – 1.3%
Atlas Copco, Class A	203,171	4,876
Ericsson	334,069	4,119

		8,995

Switzerland – 8.3%
ABB ●	169,486	4,004
Compagnie Financiere Richemont	69,953	3,808
Credit Suisse Group	81,749	3,650
Flughafen Zuerich	708	296
Foster Wheeler ●	120,613	4,440
Logitech International ●	173,050	3,243
Nestle	196,325	10,607
Noble ●	100,570	3,847
Novartis	140,230	7,807
Roche Holding	76,265	11,602
Sonova Holding	25,103	3,147
Xstrata	89,210	1,976

		58,427

Thailand – 0.2%
Bangkok Bank	265,966	1,299

United Kingdom – 14.7%
Anglo American	136,449	6,689
Antofagasta	56,934	1,282
ARM Holdings	466,090	3,840
Autonomy ●	210,954	5,057
BG Group	216,106	4,849
BHP Billiton	150,717	5,754
BP – ADR	80,106	3,803
British Sky Broadcasting Group	362,979	4,376
Centrica	107,572	551
Diageo	304,406	5,852
FirstGroup	9,774	59
Forth Ports	8,894	194
GlaxoSmithKline	383,420	6,923
HSBC Holdings – ADR	80,710	4,410
National Grid – ADR	18,862	850
Northumbrian Water Group	63,931	302
Prudential	434,944	4,713
Reed Elsevier	663,925	5,875
Rio Tinto	70,063	4,812
Rolls-Royce Group ●	192,152	1,963

Nuveen International Fund (“International Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Scottish & Southern Energy	157,380	$2,922
Serco Group	38,757	342
Stagecoach Group	41,567	140
Standard Chartered	201,495	5,248
Tesco	768,247	4,952
United Utilities Group	108,067	940
Vedanta Resources	117,060	4,261
Vodafone Group – ADR	212,336	6,022
Willis Group Holdings	161,610	6,074

		103,055

United States – 3.1%
American Electric Power	8,543	305
American States Water	11,259	383
American Tower, Class A ●	8,637	439
Brookfield Infrastructure Partners	12,024	261
Bunge	63,380	4,315
California Water Service Group	8,690	317
Chesapeake Utilities	3,284	128
Connecticut Water Service	619	15
Crown Castle International ●	13,912	587
Digital Realty Trust – REIT	2,106	115
El Paso	6,990	111
Gas Natural	17,467	188
Geo Group ●	19,948	474
Kinder Morgan Management	834	53
New Jersey Resources	1,551	65
NextEra Energy	10,166	543
Northeast Utilities	1,280	42
Northwest Natural Gas	16,879	753
Pepco Holdings	4,941	92
PG&E	4,786	221
Philip Morris International	55,491	3,176
Questar	37,314	650
Republic Services	34,470	1,063
Schlumberger	35,810	3,187
Sempra Energy	27,939	1,455
Southern	2,950	111
Southern Union	11,497	307
Spectra Energy	68,496	1,797
Standard Parking ●	7,136	128
UGI	3,102	98
Waste Connections	1,227	36
Williams	5,451	147
Wisconsin Energy	2,025	122
Xcel Energy	12,922	305

		21,989

Total Common Stocks
(Cost $501,410)		618,003

Exchange-Traded Funds – 4.2%
United States – 4.2%
iShares S&P Global Energy Sector Index Fund	406,900	16,849
Market Vectors Agribusiness	120,000	6,619
Market Vectors Russia	150,000	5,864

Total Exchange-Traded Funds
(Cost $27,607)		29,332

Short-Term Investments – 8.2%
Money Market Fund – 4.9%
State Street Institutional Liquid Reserves Fund 0.180%, 12/31/2031 Ω	34,701,995	34,702

7

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen International Fund (“International Fund”) (continued)

DESCRIPTION	PAR	VALUE

U.S. Treasury Obligations – 3.3%
U.S. Treasury Bills ☐
0.145%, 04/07/2011	$2,550	$2,549
0.145%, 04/14/2011	20,600	20,594

		23,143

Total Short-Term Investments
(Cost $57,845)		57,845

Total Investments ▲ – 100.6%
(Cost $586,862)		705,180

Other Assets Less Liabilities, Net – (0.6)%		(4,520)

Total Net Assets – 100.0%		$700,660

●	Non-income producing security.

§	Security is internally fair valued.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $586,862. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$156,666
Gross unrealized depreciation	(38,348)
Net unrealized appreciation	$118,318

ADR	– American Depositary Receipt

BDR	– Brazilian Depositary Receipt

GDR	– Global Depositary Receipt

REIT	– Real Estate Investment Trust

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased (Sold)	Notional Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	February 2011	187	$18,421	$(183)
CAC 40 10 Euro Index	March 2011	125	6,859	184
DAX Index	March 2011	32	7,772	57
Dow Jones Euro STOXX 50	March 2011	429	17,386	660
E-Mini MSCI EAFE Index	March 2011	(64)	(5,418)	(148)
E-Mini MSCI Emerging Markets Index	March 2011	148	8,241	(82)
FTSE 100 Index	March 2011	470	43,915	74
FTSE/JSE Top 40	March 2011	148	5,807	(48)
H-Shares Index	February 2011	(199)	(15,989)	84
IBEX 35 Index	February 2011	(118)	(17,436)	(333)
KOPSI 200 Index	March 2011	(57)	(6,968)	(431)
Mexican Bolsa Index	March 2011	(548)	(16,769)	503
Nikkei 225 Index	March 2011	416	21,330	(512)
OMXS30 Index	February 2011	924	16,439	(476)
S&P 500	March 2011	(68)	(21,801)	(782)
S&P TSE 60	March 2011	(240)	(37,279)	(948)
SGX MSCI Singapore Index	February 2011	149	8,759	(12)
SGX S&P CNX Nifty Index	March 2011	(1459)	(16,120)	707
SPI 200	March 2011	432	50,865	(465)
Total				$(2,151)

Nuveen International Fund (“International Fund”) (concluded)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$604,511	$13,037	$455	$618,003
Exchange-Traded Funds	29,332	—	—	29,332
Short-Term Investments	34,702	23,143	—	57,845
Derivatives:
Futures*	(2,151)	—	—	(2,151)
Total	$666,394	$36,180	$455	$703,029

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	455
Transfers out of	—
Balance at the end of period	$455
Net change in unrealized appreciation (depreciation) of Level 3 investments held as of January 31, 2011	$—

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$2,151

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

8

Nuveen International Select Fund (“International Select Fund”) (Formerly known as First American International Select Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 85.3%
Australia – 2.9%
APA Group	61,486	$244
Asciano Group ●	398,772	641
Australian Infrastructure Fund	128,868	244
BHP Billiton	114,394	5,089
CSL	81,460	3,030
DUET Group	68,435	114
Macquarie Atlas Roads Group ●	42,495	64
Macquarie Group	89,172	3,628
MAp Group	89,681	268
Newcrest Mining	32,079	1,188
Rio Tinto	53,495	4,503
SP AusNet	90,915	80
Spark Infrastructure Group	76,854	88
Transurban Group	232,777	1,207
WorleyParsons	127,278	3,521

		23,909

Austria – 0.0%
Flughafen Wien	2,197	145
Oesterreichische Post	8,077	253

		398

Belgium – 0.4%
Anheuser-Busch InBev	64,924	3,582
Elia System Operator	3,970	159
Elia System Operator – WPR Strips ●	911	—

		3,741

Brazil – 6.4%
AES Tiete	9,515	134
All America Latina Logistica	29,175	247
Banco do Brasil	342,743	6,119
Cielo	588,300	4,366
Companhia de Bebidas das Americas – ADR	41,100	1,097
Companhia de Concessoes Rodoviarias	76,193	2,104
Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	3,417	170
Companhia de Saneamento de Minas Gerais	10,042	165
Companhia de Transmissao de Energia Electrica Paulista	11,277	345
Companhia Energetica de Minas Gerais – ADR	377,291	6,233
Companhia Energetica do Ceara-COELCE, Class A	711	13
Companhia Paranaense de Energia-Copel – ADR	1,760	45
Companhia Siderurgica Nacional – ADR	153,000	2,610
EcoRodovias Infraestructura e Logistica	54,882	428
Eletropaulo Metropolitana	13,300	259
Energias do Brasil	7,965	179
Fertilizantes Fosfatados ●	16,100	184
Itau Unibanco Holding – ADR	157,173	3,379
Natura Cosmeticos	81,800	2,095
Petroleo Brasileiro – ADR	73,517	2,700
Redecard	367,230	4,538
Souza Cruz	31,599	1,509
Ultrapar Participacoes	17,800	1,123
Usinas Siderurgicas de Minas Gerais, Class A	230,900	2,691
Vale – ADR	314,176	10,943
Wilson Sons – BDR	9,564	178

		53,854

Canada – 4.5%
Agrium	15,940	1,409
Algonquin Power & Utilities	5,400	26

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

ATCO, Class I	2,865	$168
Bank of Nova Scotia	70,853	4,011
Brookfield Asset Management, Class A	7,865	257
Brookfield Renewable Power Fund	11,617	244
Cameco	146,236	6,064
Canadian Utilities, Class A	1,560	83
Cenovus Energy	85,507	2,955
Emera	2,930	94
Enbridge	35,041	2,030
EnCana	92,637	2,985
First Quantum Minerals	26,300	3,043
IESI-BFC	5,868	139
Manulife Financial	240,145	4,188
Suncor Energy	133,692	5,550
TMX Group	75,820	2,886
TransCanada	4,088	149
Westshore Terminals Income Fund	1,338	31
Westshore Terminals Investment	3,341	76
Yamana Gold	99,429	1,124

		37,512

Chile – 0.4%
Empresa Electrica Del Norte Grande	101,151	259
Empresa Nacional de Electrcidad – ADR	734	38
Enersis – ADR	11,541	240
Sociedad Quimica y Minera de Chile – ADR	53,140	2,842

		3,379

China – 3.7%
Agile Property Holdings	3,700,000	5,539
China Communications Construction, Class H	3,256,000	2,650
China Construction Bank, Class H	1,931,350	1,707
China Merchants Bank	1,187,400	2,817
China Suntien Green Energy, Class H ●	428,599	107
Dalian Port, Class H	171,845	71
Guangshen Railway – ADR	1,612	33
Hainan Meilan International Airport, Class H	1,020	1
Industrial & Commercial Bank of China, Class H	3,886,000	2,908
Jiangsu Expressway, Class H	141,808	153
NetEase.com – ADR ●	48,800	1,968
New Oriental Education & Technology Group – ADR ●	38,261	3,775
PetroChina, Class H	2,580,000	3,602
Tencent Holdings	174,400	4,551
Weichai Power, Class H	156,500	1,072
Zhejiang Expressway, Class H	202,123	189

		31,143

Denmark – 0.7%
Novo Nordisk, Class B	25,254	2,843
Vestas Wind Systems ●	89,891	3,084

		5,927

Egypt – 0.5%
Commercial International Bank §	228,897	1,339
Eastern Tobacco §	34,206	656
Mobinil §	23,297	488
Orascom Construction Industries §	46,414	1,545

		4,028

Finland – 0.6%
Nokia Oyj	481,769	5,139

France – 4.0%
Aeroports de Paris	15,127	1,271
AXA	162,515	3,439
BNP Paribas	79,687	5,948
Carrefour	61,464	3,005

9

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

CFAO	27,469	$1,099
Electricite de France	18,238	803
GDF Suez	4,821	191
Groupe Eurotunnel	21,983	214
Iliad	28,385	3,016
L’oreal	20,219	2,345
Seche Environnement	766	66
Total	99,153	5,802
Total – ADR	50,977	2,996
Ubisoft Entertainment ●	238,898	2,806
Veolia Environnement – ADR	6,079	191
Vinci	10,594	612

		33,804

Germany – 5.8%
Adidas	106,667	6,638
Aixtron	103,882	4,290
Allianz	39,824	5,536
BASF	12,681	976
BMW	56,864	4,364
Deutsche Boerse	39,434	2,989
E.ON	175,180	5,844
Fraport	2,151	152
Hamburger Hafen und Logistik	5,366	238
Henkel KGAA	40,936	2,491
SAP	75,073	4,343
Siemens	31,875	4,086
Symrise	93,076	2,637
Wacker Chemie	21,298	3,849

		48,433

Hong Kong – 2.2%
Beijing Capital International Airport, Class H	216,930	116
Beijing Enterprises Holdings	190,990	1,124
Cheung Kong Holdings	224,180	3,723
China Everbright International	425,803	215
China Gas Holdings §	1,002,397	349
China Merchants Holdings International	205,055	898
China Resources Gas Group	144,222	196
China Resources Land	1,838,000	3,331
China Water Affairs Group	498,448	189
Esprit Holdings	676,946	3,227
Guangdong Investment	170,579	87
Hong Kong & China Gas	98,053	223
Hong Kong Electric Holdings	20,208	128
Huabao International Holdings	820,000	1,219
Li & Fung	516,000	3,361
MTR	111,836	411
Shougang Concord International Enterprises ●	118,500	18

		18,815

Hungary – 0.2%
OTP Bank ●	75,449	2,108

India – 1.5%
Bank of India	172,631	1,658
Bharat Heavy Electricals	18,665	904
GAIL India – GDR	6,601	406
HDFC Bank – ADR	19,895	2,873
Infosys Technologies – ADR	17,400	1,178
Jindal Steel & Power	112,695	1,635
Power Grid	57,974	122
Punjab National Bank	144,748	3,496

		12,272

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Indonesia – 0.9%
Bank of Mandiri	1,553,200	$1,030
Semen Gresik Persero	1,265,700	1,090
Tambang Batubara Bukit Asam	547,700	1,202
Telekomunikasi Indonesia – ADR	98,500	3,312
United Tractors	490,166	1,165

		7,799

Ireland – 1.7%
Covidien	124,020	5,887
CRH	213,750	4,604
Experian Group	169,953	2,110
WPP	150,467	1,861

		14,462

Israel – 0.4%
Teva Pharmaceutical Industries – ADR	56,376	3,081

Italy – 1.0%
ACEA ●	3,050	34
Atlantia	13,226	301
Autostrada Torino-Milano	11,664	164
Enel Green Power ●	26,478	59
Eni	115,845	2,743
Gemina ●	9,472	7
IREN	25,791	45
Saipem	85,479	4,271
SAVE	11,715	116
Snam Rete Gas	28,388	149
Terna-Rete Elettrica Nationale	66,692	291

		8,180

Japan – 11.6%
AMADA	191,645	1,673
Canon	170,708	8,403
Chubu Electric Power	8,245	206
FANUC	31,900	5,048
INPEX	680	4,370
Japan Airport Terminal	31,003	465
Kamigumi	32,791	275
Kansai Electric Power	11,542	285
Keyence	6,981	1,857
Mitsubishi	164,055	4,580
Mitsubishi UFJ Financial Group	342,485	1,779
Mitsui Sumitomo Insurance Group	105,349	2,511
Nintendo	21,758	5,883
NKSJ Holdings ●	585,860	3,999
Nomura Research Institute	92,426	2,012
Park24	18,035	195
SECOM	55,703	2,630
Seven & I Holdings	211,343	5,458
SMC	47,999	8,143
Sony Financial Holdings	1,256	4,652
Sugi Holdings	129,573	3,075
Sumitomo Metal Mining	208,238	3,423
Sumitomo Trust & Banking	1,011,905	6,103
Suzuki Motor	249,010	6,046
The Bank of Yokohama	1,119,159	5,607
THK	76,454	1,994
Toho Gas	48,778	250
Tokyo Electric Power	43,500	1,056
Tokyo Gas	59,038	257
Toyota Motor	118,700	4,887

		97,122

Lebanon – 0.0%
Equatorial Energia	12,051	84

10

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Luxembourg – 0.7%
Millicom International Cellular	43,145	$4,023
Oriflame Cosmetics – SDR	25,196	1,213
SES	35,903	865

		6,101

Malaysia – 0.3%
British American Tobacco	61,800	954
Sime Darby Berhad	440,831	1,326

		2,280

Mexico – 1.7%
America Movil, Series L – ADR	45,200	2,576
Desarrolladora Homex – ADR ●	29,700	906
Empresas ICA – ADR ●	22,280	226
Fomento Economico Mexicano – ADR	26,040	1,382
Grupo Aeroportuario del Centro Norte – ADR	5,885	89
Grupo Aeroportuario del Pacifico – ADR	303	12
Grupo Aeroportuario del Sureste – ADR	1,370	72
Grupo Mexico, Series B	730,553	2,854
Grupo Televisa – ADR ●	87,900	2,115
Kimberly-Clark de Mexico, Series A	173,700	959
OHL Mexico ●	43,912	86
Wal-Mart de Mexico – ADR	120,833	3,370

		14,647

Netherlands – 1.5%
Heineken	108,503	5,462
Koninklijke KPN	385,240	6,063
Koninklijke Vopak	18,670	902

		12,427

New Zealand – 0.1%
Auckland International Airport	39,202	68
Infratil	38,176	56
Port of Tauranga	57,416	334
Vector	62,815	120

		578

Norway – 0.9%
Hafslund, Class B	5,242	63
Statoil	173,588	4,218
Telenor ASA	187,500	2,891

		7,172

Philippines – 0.4%
International Container Terminal Services	91,211	88
Manila Water Company	278,998	115
Metro	1,564,366	130
Philippine Long Distance Telephone – ADR	59,200	3,297

		3,630

Portugal – 0.3%
Brisa Auto-Estradas de Portugal	22,895	167
Energias de Portugal	510,031	1,959

		2,126

Russia – 1.6%
Gazprom – ADR	137,617	3,683
LUKOIL – ADR	26,350	1,615
Magnit – GDR ●	46,571	1,220
Mobile TeleSystems – ADR	161,250	3,081
TNK-BP Holding	536,241	1,492
Uralkali – GDR, Class S	67,085	2,541

		13,632

Singapore – 0.8%
CitySpring Infrastructure Trust	218,211	96
ComfortDelGro	474,856	590
DBS Group Holdings	299,177	3,528
Hyflux	339,239	594

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Parkway Life – REIT	142,794	$200
SembCorp Industries	33,780	137
Singapore Airport Terminal Services	321,488	701
Singapore Post	367,415	340
SMRT	297,476	475

		6,661

South Africa – 2.0%
Bidvest Group	46,420	991
Kumba Iron Ore	44,242	2,776
Massmart Holdings	73,709	1,463
Murray & Roberts Holdings	291,390	1,261
Nedbank Group	79,661	1,412
Pretoria Portland Cement	334,892	1,453
Sanlam	509,839	1,930
Shoprite Holdings	103,942	1,290
Standard Bank Group	94,427	1,384
Tiger Brands	55,870	1,445
Truworths International	174,779	1,551

		16,956

South Korea – 3.3%
Hite Brewery ●	7,618	762
Hyundai Mobis ●	8,012	1,852
KB Financial Group	27,450	1,416
Korea Life Insurance	323,002	2,253
KT&G	47,860	2,526
NHN ●	12,759	2,276
Samsung Electronics – GDR ●	21,988	9,619
Shinhan Financial Group – ADR	55,848	4,982
Woongjin Coway	52,357	1,631

		27,317

Spain – 0.5%
Abertis Infraestructuras	45,453	892
Banco Santander	266,520	3,263
Banco Santander – Rights	276,190	52
Enagas	18,353	387

		4,594

Sweden – 0.9%
Atlas Copco, Class A	167,974	4,032
Ericsson	292,463	3,606

		7,638

Switzerland – 5.9%
ABB	144,475	3,413
Compagnie Financiere Richemont	55,689	3,031
Credit Suisse Group	69,077	3,084
Flughafen Zuerich	544	228
Foster Wheeler ●	105,592	3,887
Logitech International ●	159,640	2,992
Nestle	156,167	8,437
Noble	88,050	3,368
Novartis	116,243	6,471
Roche Holding	65,394	9,949
Sonova Holding	22,184	2,781
Xstrata	78,100	1,730

		49,371

Taiwan – 1.5%
Advanced Semiconductor Engineering	1,159,044	1,439
Delta Electronics	300,000	1,384
Hon Hai Precision Industry	642,998	2,743
HTC	43,863	1,474
MediaTek	194,150	2,634
Taiwan Semiconductor Manufacturing	1,098,961	2,858

		12,532

11

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Thailand – 0.5%
Bangkok Bank	232,900	$1,138
Banpu Public	64,400	1,534
Kasikornbank	290,800	1,116

		3,788

Turkey – 1.2%
Akbank T.A.S.	394,693	1,857
Koc Holding	262,580	1,077
Turkcell Iletisim Hizmetleri – ADR	216,000	3,339
Turkiye Is Bankasi, Class C	1,170,650	3,694

		9,967

United Kingdom – 9.6%
Anglo American	122,068	5,985
Antofagasta	49,840	1,122
ARM Holdings	418,855	3,451
Autonomy ●	189,218	4,536
BG Group	198,439	4,453
BP – ADR	70,131	3,329
British Sky Broadcasting Group	319,921	3,857
Centrica	82,552	423
Diageo	266,503	5,123
FirstGroup	7,500	45
Forth Ports	6,828	149
GlaxoSmithKline	335,475	6,057
HSBC Holdings – ADR	69,629	3,804
National Grid – ADR	14,480	652
Northumbrian Water Group	49,061	232
Prudential	385,341	4,176
Reed Elsevier	581,247	5,143
Rolls-Royce Group ●	182,780	1,868
Scottish & Southern Energy	137,163	2,546
Serco Group	29,753	263
Stagecoach Group	31,901	107
Standard Chartered	171,485	4,466
Tesco	543,006	3,500
United Utilities Group	82,936	722
Vedanta Resources	97,476	3,548
Vodafone Group – ADR	185,893	5,272
Willis Group Holdings	141,480	5,317

		80,146

United States – 2.2%
American Electric Power	6,559	234
American States Water	8,639	294
American Tower, Class A ●	6,629	337
Brookfield Infrastructure Partners	9,228	200
Bunge	55,490	3,777
California Water Service Group	6,671	243
Chesapeake Utilities	2,520	99
Connecticut Water Service	475	12
Crown Castle International ●	10,680	450
Digital Realty Trust – REIT	1,617	88
El Paso	5,367	85
Gas Natural	13,409	145
Geo Group ●	15,309	364
Kinder Morgan Management ●	641	41
New Jersey Resources	1,191	50
NextEra Energy	7,802	417
Northeast Utilities	982	32
Northwest Natural Gas	12,955	577
Pepco Holdings	3,792	70
PG&E	3,675	170
Philip Morris International	48,579	2,781
Questar	28,649	499

Nuveen International Select Fund (“International Select Fund”) (continued)

DESCRIPTION	SHARES/PAR	VALUE

Republic Services	26,453	$816
Schlumberger	31,350	2,790
Sempra Energy	21,451	1,117
Southern	2,265	85
Southern Union	8,824	236
Spectra Energy	52,567	1,379
Standard Parking ●	5,477	99
UGI	2,381	75
Waste Connections	941	27
Williams	4,183	113
Wisconsin Energy	1,554	94
Xcel Energy	9,921	234

		18,030

Total Common Stocks
(Cost $642,237)		714,783

Exchange Traded Funds – 6.4%
United States – 6.4%
iShares MSCI Chile Investable Market Index Fund	60,000	4,282
iShares MSCI Turkey Investable Market Index Fund	56,000	3,359
iShares S&P Global Energy Sector Index Fund	496,400	20,556
Market Vectors Agribusiness	150,000	8,274
Market Vectors Russia	430,000	16,809

Total Exchange Traded Funds
(Cost $48,501)		53,280

Short-Term Investments – 8.7%
Money Market Fund – 5.4%
State Street Institutional Liquid Reserves Fund 0.180% Ω	45,108,284	45,108

U.S. Treasury Obligations – 3.3%
U.S. Treasury Bills ☐
0.145%, 04/07/2011	$3,025	3,024
0.145%, 04/14/2011	24,750	24,743

		27,767

Total Short-Term Investments
(Cost $72,876)		72,875

Total Investments ▲ – 100.4%
(Cost $763,614)		840,938

Other Assets Less Liabilities, Net – (0.4)%		(3,633)

Total Net Assets – 100.0%		$837,305

●	Non-income producing security.

§	Security is internally fair valued.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $763,614. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$107,856
Gross unrealized depreciation	(30,532)
Net unrealized appreciation	$77,324

ADR	– American Depositary Receipt

BDR	– Brazilian Depositary Receipt

GDR	– Global Depositary Receipt

12

Nuveen International Select Fund (“International Select Fund”) (continued)

REIT	– Real Estate Investment Trust

SDR	– Swedish Depositary Receipt

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased (Sold)	Notional Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	February 2011	187	18,421	$(183)
CAC 40 10 Euro Index	March 2011	163	8,945	239
DAX Index	March 2011	21	5,101	38
Dow Jones Euro STOXX 50	March 2011	(424)	(17,183)	(605)
E-Mini MSCI EAFE Index	March 2011	(131)	(11,090)	(303)
FTSE 100 Index	March 2011	277	25,882	44
FTSE MIB Index	March 2011	(31)	(4,685)	(351)
FTSE/JSE Top 40 Index	March 2011	82	3,218	(27)
H-Shares Index	February 2011	264	21,212	(99)
IBEX 35 Index	February 2011	(155)	(22,903)	(438)
KOPSI 200 Index	March 2011	(70)	(8,557)	-
Mexican Bolsa Index	March 2011	(758)	(23,195)	696
MSCI Taiwan Index	February 2011	495	16,147	329
Nikkei 225 Index	March 2011	179	9,178	(184)
OMXS30 Index	February 2011	1,035	18,414	(534)
S&P 500	March 2011	(102)	(32,701)	(1,185)
S&P TSE 60	March 2011	219	34,017	863
SGX MSCI Singapore Index	February 2011	189	11,110	(16)
SGX S&P CNX Nifty Index	February 2011	(905)	(9,999)	439
SPI 200	March 2011	429	50,512	(461)
				$(1,738)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$695,148	$15,258	$4,377	$714,783
Exchange-Traded Funds	53,280	—	—	53,280
Short-Term Investments	45,108	27,767	—	72,875
Derivatives:
Futures*	(1,738)	—	—	(1,738)
Total	$791,798	$43,025	$4,377	$839,200

*	Represents net unrealized appreciation (depreciation).

Nuveen International Select Fund (“International Select Fund”) (concluded)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$1,507
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	2,870
Transfers out of	—
Balance at the end of period	$4,377
Net change in unrealized appreciation (depreciation) of Level 3 investments held as of January 31, 2011	$—

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$1,738

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

13

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Large Cap Growth Opportunities Fund (“Large Cap Growth Opportunities Fund”) (Formerly known as First American Large Cap Growth Opportunities Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.9%
Consumer Discretionary – 24.9%
Advance Auto Parts	89,385	$5,715
Amazon.com ●	79,636	13,509
BorgWarner ▼ ●	104,865	7,068
Carnival	118,916	5,317
Dick’s Sporting Goods ▼ ●	201,480	7,271
DIRECTV, Class A ●	167,800	7,113
Discovery Communications, Class A ▼ ●	109,867	4,285
Dollar Tree ●	109,367	5,532
Ford Motor ▼ ●	616,713	9,837
Gentex	163,635	5,248
Las Vegas Sands ▼ ●	122,286	5,685
lululemon Athletica ▼ ●	80,472	5,527
Netflix ▼ ●	50,223	10,752
Polo Ralph Lauren	73,994	7,931
Priceline.com ●	27,811	11,917
Starbucks ▼	278,650	8,786
Tiffany & Company	86,786	5,045
Walt Disney	104,933	4,079
Wynn Resorts	45,391	5,280
Yum! Brands	113,825	5,322

		141,219

Consumer Staples – 2.7%
Estee Lauder, Class A	95,034	7,650
PepsiCo	120,533	7,752

		15,402

Energy – 8.4%
Concho Resources ▼ ●	81,648	7,858
Exxon Mobil	56,605	4,567
FMC Technologies ▼	54,179	5,093
National Oilwell Varco	100,145	7,401
Occidental Petroleum	54,115	5,232
Schlumberger	118,489	10,544
Whiting Petroleum ●	53,158	6,713

		47,408

Financials – 3.9%
Goldman Sachs Group	65,399	10,701
JPMorgan Chase	254,328	11,429

		22,130

Health Care – 7.7%
Allergan	128,814	9,096
Edwards Lifesciences ▼ ●	69,674	5,873
Express Scripts ▼ ●	161,987	9,125
Perrigo	120,477	8,763
Thermo Fisher Scientific ●	52,332	2,997
Varian Medical Systems ●	51,504	3,480
Vertex Pharmaceuticals ▼ ●	104,788	4,075

		43,409

Industrials – 14.1%
C.H. Robinson Worldwide ▼	65,479	5,048
Caterpillar	136,918	13,282
CSX	126,710	8,946
Cummins	112,438	11,905
Deere & Company	64,637	5,876
Goodrich	70,776	6,414
Monster Worldwide ▼ ●	182,165	3,033
Parker Hannifin	97,945	8,757
Precision Castparts ▼	77,264	11,048
United Technologies	65,282	5,307

		79,616

Nuveen Large Cap Growth Opportunities Fund (“Large Cap Growth Opportunities Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Information Technology – 34.1%
Accenture, Class A	110,048	$5,664
Amphenol, Class A	109,935	6,084
Apple ●	125,960	42,741
Autodesk ●	194,181	7,899
Baidu – ADR ●	38,298	4,160
Broadcom, Class A	157,476	7,101
Citrix Systems ●	61,986	3,916
Cognizant Technology Solutions, Class A ●	84,936	6,196
EMC ▼ ●	441,858	10,998
F5 Networks ●	32,384	3,510
Google, Class A ●	16,948	10,175
Juniper Networks ▼ ●	218,139	8,097
Marvell Technology Group ●	338,997	6,444
NetApp ▼ ●	138,691	7,591
OpenTable ▼ ●	55,059	4,329
Oracle	456,794	14,631
QUALCOMM	247,909	13,419
Red Hat ●	100,687	4,160
Rovi ▼ ●	69,756	4,308
Salesforce.com ▼ ●	48,407	6,251
Teradata ●	140,377	6,035
Visa, Class A ▼	74,596	5,211
VMware, Class A ●	46,248	3,955

		192,875

Materials – 3.0%
Freeport-McMoRan Copper & Gold	78,716	8,560
Mosaic	54,162	4,389
Walter Energy ▼	32,997	4,299

		17,248

Telecommunication Services – 1.1%
American Tower, Class A ●	120,623	6,135

Total Common Stocks
(Cost $431,717)		565,442

Short-Term Investments – 0.8%
First American Prime Obligations Fund, Class Z 0.075% ▼
(Cost $4,271)	4,271,151	4,271

Investment Purchased with Proceeds from Securities Lending – 19.1%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $108,089)	108,088,513	108,089

Total Investments ▲ – 119.8%
(Cost $544,077)		677,802

Other Assets Less Liabilities, Net – (19.8)%		(111,988)

Total Net Assets – 100.0%		$565,814

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

14

Nuveen Large Cap Growth Opportunities Fund (“Large Cap Growth Opportunities Fund”) (concluded)

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $435,988. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$139,105
Gross unrealized depreciation	(5,380)
Net unrealized appreciation	$133,725

ADR	– American Depositary Receipt

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$565,442	$—	$—	$565,442
Short-Term Investments	4,271	—	—	4,271
Investments Purchased with Proceeds from Securities Lending	108,089	—	—	108,089
Total	$677,802	$—	$—	$677,802

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Large Cap Select Fund (“Large Cap Select Fund”) (Formerly known as First American Large Cap Select Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.9%
Consumer Discretionary – 15.6%
Carnival	30,464	$1,362
CBS, Class B	71,042	1,409
Coach	26,517	1,434
DIRECTV, Class A ●	39,141	1,659
General Motors ●	38,860	1,418
Foot Locker	64,619	1,154
Ford Motor ▼ ●	118,813	1,895
International Game Technology ▼	69,817	1,199
Interpublic Group of Companies ▼ ●	107,296	1,147
Jarden ▼	35,160	1,192
OfficeMax ▼ ●	69,679	1,120
Priceline.com ▼ ●	3,386	1,451
Starbucks ▼	71,423	2,252

		18,692

Consumer Staples – 1.0%
Energizer Holdings ●	15,967	1,161

Energy – 9.6%
Anadarko Petroleum	31,909	2,460
Cameron International ▼ ●	48,480	2,584
National Oilwell Varco	36,938	2,730
Newfield Exploration ●	23,041	1,686
Whiting Petroleum ●	16,134	2,037

		11,497

Financials – 20.4%
Bank of America	334,507	4,593
Citigroup ●	979,734	4,722
Fifth Third Bancorp ▼	157,858	2,348
Goldman Sachs Group ▼	20,200	3,305
JPMorgan Chase	102,357	4,600
Prudential Financial	35,463	2,181
SunTrust Banks	90,974	2,768

		24,517

Health Care – 9.8%
Allergan	23,355	1,649
Endo Pharmaceuticals Holdings ▼ ●	30,884	1,026
Gilead Sciences ●	41,682	1,600
Life Technologies ●	23,590	1,281
McKesson	20,897	1,571
Thermo Fisher Scientific ●	29,725	1,702
UnitedHealth Group	41,424	1,700
Valeant Pharmaceuticals International ▼	34,460	1,259

		11,788

Industrials – 15.4%
AGCO ●	33,701	1,709
Boeing ▼	35,001	2,432
Caterpillar	19,276	1,870
Delta Air Lines ●	121,826	1,422
Dover ▼	27,014	1,731
Eaton	13,067	1,411
Honeywell International	35,547	1,991
Manpower	18,972	1,225
Parker Hannifin ▼	21,385	1,912
Terex ●	39,736	1,288
Textron ▼	55,243	1,452

		18,443

Information Technology – 20.9%
Accenture, Class A	24,147	1,243
Apple ●	15,846	5,377
Avnet ●	35,277	1,257

15

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Large Cap Select Fund (“Large Cap Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

BMC Software ●	30,298	$1,445
Check Point Software Technologies ▼ ●	30,606	1,363
EMC ▼ ●	91,756	2,284
Equinix ●	13,408	1,185
Marvell Technology Group ●	96,336	1,831
MasterCard, Class A	6,650	1,573
ON Semiconductor ▼ ●	149,662	1,654
QUALCOMM	45,369	2,456
Teradata ●	38,534	1,657
Xerox	163,885	1,740

		25,065

Materials – 5.8%
Alcoa ●	83,706	1,381
Lyondellbasell Industries ●	32,347	1,163
Mosaic	21,536	1,745
PPG Industries ▼	16,609	1,400
Walter Energy ▼	9,851	1,284

		6,973

Telecommunication Services – 1.4%
American Tower, Class A ●	33,058	1,681

Total Common Stocks
(Cost $101,192)		119,817

Short-Term Investments – 0.0%
First American Prime Obligations Fund 0.075% Ω
(Cost $35)	35,240	35

Investment Purchased with Proceeds from Securities Lending – 25.8%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $30,875)	30,874,983	30,875

Total Investments ▲ – 125.7%
(Cost $132,102)		150,727

Other Assets Less Liabilities, Net – (25.7)%		(30,823)

Total Net Assets – 100.0%		$119,904

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $132,102. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$19,314
Gross unrealized depreciation	(689)
Net unrealized appreciation	$18,625

Nuveen Large Cap Select Fund (“Large Cap Select Fund”) (concluded)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$119,817	$—	$—	$119,817
Short-Term Investments	35	—	—	35
Investments Purchased with Proceeds from Securities Lending	30,875	—	—	30,875
Total	$150,727	$—	$—	$150,727

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

16

Nuveen Large Cap Value Fund (“Large Cap Value Fund”) (Formerly known as First American Large Cap Value Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.5%
Consumer Discretionary – 7.1%
Autoliv ▼	26,151	$2,008
CBS, Class B	143,238	2,840
International Game Technology ▼	173,897	2,986
Interpublic Group of Companies ●	254,441	2,720
Walt Disney	55,508	2,158
Wyndham Worldwide	74,656	2,100

		14,812

Consumer Staples – 5.4%
Bunge	24,442	1,664
Coca-Cola	59,757	3,756
Corn Products International	45,761	2,111
Energizer Holdings ●	20,996	1,527
Walgreen	52,938	2,141

		11,199

Energy – 15.4%
Alpha Natural Resources ▼ ●	17,861	960
Anadarko Petroleum	46,607	3,592
Apache	17,298	2,065
Chevron	24,060	2,284
ConocoPhillips	36,290	2,593
Halliburton ▼	64,502	2,903
National Oilwell Varco	47,435	3,505
Newfield Exploration ●	42,574	3,115
Pioneer Natural Resources ▼	30,125	2,867
Schlumberger	24,782	2,205
The Williams Companies	140,441	3,791
Whiting Petroleum ●	17,879	2,258

		32,138

Financials – 27.7%
ACE	60,389	3,719
Aflac	47,803	2,752
Ameriprise Financial	46,743	2,882
Bank of America	243,924	3,349
Citigroup ●	1,238,474	5,969
Fifth Third Bancorp ▼	177,299	2,636
Goldman Sachs Group ▼	18,205	2,979
Invesco	86,885	2,150
JPMorgan Chase	147,188	6,615
Lincoln National	90,202	2,601
PartnerRe	19,442	1,592
PNC Financial Services Group ▼	49,999	3,000
Prudential Financial	48,790	3,001
State Street	71,355	3,334
SunTrust Banks	70,874	2,157
TD Ameritrade ▼	126,875	2,591
Wells Fargo	197,159	6,392

		57,719

Health Care – 10.4%
CIGNA	54,691	2,298
Endo Pharmaceuticals Holdings ●	69,145	2,297
Gilead Sciences ●	65,357	2,508
Life Technologies ●	36,845	2,000
Pfizer	220,413	4,016
St. Jude Medical ●	51,153	2,072
Thermo Fisher Scientific ●	27,993	1,603
UnitedHealth Group	58,373	2,396
Valeant Pharmaceuticals International ▼	67,134	2,453

		21,643

Nuveen Large Cap Value Fund (“Large Cap Value Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Industrials – 11.3%
Caterpillar	23,286	$2,259
CSX	64,793	4,574
Cummins	26,102	2,764
Delta Air Lines ●	121,506	1,418
Eaton	27,328	2,950
Fluor	40,590	2,808
Goodrich	23,206	2,103
Manpower	26,369	1,703
Textron ▼	108,595	2,855

		23,434

Information Technology – 9.1%
Avnet ●	80,777	2,877
BMC Software ●	62,854	2,998
Check Point Software Technologies ▼ ●	35,131	1,565
Intel	124,917	2,681
Marvell Technology Group ●	103,969	1,976
ON Semiconductor ▼ ●	210,684	2,328
QUALCOMM	42,658	2,309
Xerox	211,725	2,249

		18,983

Materials – 5.1%
Alcoa	131,684	2,182
LyondellBasell Industries ●	66,819	2,401
Mosaic	30,978	2,511
PPG Industries ▼	25,240	2,127
Walter Energy ▼	11,045	1,439

		10,660

Telecommunication Services – 3.5%
Qwest Communications International	280,567	2,000
Verizon Communications	145,639	5,188

		7,188

Utilities – 4.5%
CenterPoint Energy	177,644	2,869
CMS Energy ▼	107,949	2,105
ONEOK	44,511	2,621
Public Service Enterprise Group	57,383	1,861

		9,456

Total Common Stocks
(Cost $187,318)		207,232

Short-Term Investments – 0.7%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $1,463)	1,463,250	1,463

Investment Purchased with Proceeds from Securities Lending – 15.1%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $31,412)	31,411,844	31,412

Total Investments ▲ – 115.3%
(Cost $220,193)		240,107

Other Assets Less Liabilities, Net – (15.3)%		(31,766)

Total Net Assets – 100.0%		$208,341

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

17

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Large Cap Value Fund (“Large Cap Value Fund”) (concluded)

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $220,193. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$24,341
Gross unrealized depreciation	(4,427)
Net unrealized appreciation	$19,914

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$207,232	$—	$—	$207,232
Short-Term Investments	1,463	—	—	1,463
Investments Purchased with Proceeds from Securities Lending	31,412	—	—	31,412
Total	$240,107	$—	$—	$240,107

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities Fund”) (Formerly known as First American Mid Cap Growth Opportunities Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.7%
Consumer Discretionary – 21.0%
Abercrombie & Fitch, Class A	293,456	$14,793
Advance Auto Parts ▼	299,801	19,169
BorgWarner ▼ ●	132,653	8,941
Chipotle Mexican Grill, Class A ▼ ●	42,881	9,388
Coinstar ▼ ●	216,681	8,968
Dick’s Sporting Goods ▼ ●	462,199	16,681
Discovery Communications, Class A ▼ ●	273,802	10,678
Dollar Tree ●	333,250	16,856
Gentex	368,812	11,828
lululemon Athletica ▼ ●	126,479	8,687
Netflix ▼ ●	98,992	21,192
Polo Ralph Lauren	113,142	12,127
Priceline.com ●	60,427	25,894
Tiffany & Company	267,199	15,532
Ulta Salon, Cosmetics & Fragrance ▼ ●	338,759	12,548
Wynn Resorts	162,257	18,875

		232,157

Consumer Staples – 3.3%
Estee Lauder, Class A	144,825	11,659
TreeHouse Foods ▼ ●	113,801	5,445
Whole Foods Market ▼	385,251	19,921

		37,025

Energy – 4.7%
Concho Resources ▼ ●	166,564	16,032
FMC Technologies ▼	196,432	18,464
Frontier Oil ●	344,406	7,164
Whiting Petroleum ●	79,743	10,070

		51,730

Financials – 5.8%
Ameriprise Financial	217,197	13,390
BankUnited ●	45,198	1,266
Blackstone Group	1,086,251	17,087
Discover Financial Services	777,269	16,004
Huntington Bancshares	1,204,279	8,719
TD Ameritrade ▼	409,572	8,363

		64,829

Health Care – 8.7%
Cerner ▼ ●	88,419	8,740
Edwards Lifesciences ▼ ●	137,244	11,568
Express Scripts ▼ ●	163,100	9,188
Life Technologies ●	269,986	14,658
Perrigo	250,706	18,236
United Therapeutics ▼ ●	127,202	8,647
Valeant Pharmaceuticals International ▼	300,005	10,959
Vertex Pharmaceuticals ▼ ●	384,108	14,938

		96,934

Industrials – 22.0%
AGCO ●	160,781	8,152
AMETEK	322,984	13,171
C.H. Robinson Worldwide ▼	155,442	11,983
Cummins	178,613	18,912
Eaton	136,509	14,738
Expeditors International of Washington	296,219	15,009
Fastenal ▼	171,885	9,980
Goodrich	93,659	8,487
Joy Global	206,686	18,019
Kansas City Southern ▼ ●	270,443	13,517
Manpower	236,925	15,298

18

Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities Fund”) (continued)

DESCRIPTION	SHARES	VALUE

McDermott International ●	869,553	$18,069
Monster Worldwide ▼ ●	561,419	9,348
Parker Hannifin	164,577	14,715
Precision Castparts ▼	104,905	15,000
Rockwell Automation	240,308	19,467
Roper Industries ▼	250,375	19,452

		243,317

Information Technology – 26.9%
Altera ▼	339,685	12,762
Amphenol, Class A	423,448	23,434
Autodesk ●	442,436	17,998
BMC Software ●	400,608	19,109
Check Point Software Technologies ▼ ●	324,384	14,451
Citrix Systems ●	270,465	17,088
Cognizant Technology Solutions, Class A ●	121,169	8,839
Juniper Networks ●	189,316	7,027
Lam Research ●	341,305	17,028
Marvell Technology Group ●	468,934	8,915
Maxim Integrated Products	393,080	10,149
NetApp ▼ ●	421,559	23,072
ON Semiconductor ●	1,194,043	13,194
OpenTable ▼ ●	108,153	8,503
Red Hat ●	293,472	12,126
Rovi ▼ ●	152,323	9,408
Salesforce.com ▼ ●	97,806	12,631
SuccessFactors ▼ ●	317,112	9,234
Teradata ●	479,134	20,598
Trimble Navigation ●	334,660	15,421
Waters ●	226,050	17,268

		298,255

Materials – 6.1%
Albemarle	330,763	18,576
Celanese, Class A	356,200	14,779
PPG Industries	163,031	13,740
Walter Energy ▼	158,614	20,662

		67,757

Telecommunication Services – 1.2%
SBA Communications, Class A ▼ ●	324,737	13,249

Total Common Stocks
(Cost $867,720)		1,105,253

Short-Term Investments – 0.7%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $7,545)	7,545,225	7,545

Investment Purchased with Proceeds from Securities Lending – 22.7%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $251,252)	251,252,250	251,252

Total Investments ▲ – 123.1%
(Cost $1,126,517)		1,364,050

Other Assets Less Liabilities, Net – (23.1)%		(256,031)

Total Net Assets – 100.0%		$1,108,019

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities Fund”) (concluded)

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $1,126,517. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$248,700
Gross unrealized depreciation	(11,167)
Net unrealized appreciation	$237,533

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,105,253	$—	$—	$1,105,253
Short-Term Investments	7,545	—	—	7,545
Investments Purchased with Proceeds from Securities Lending	251,252	—	—	251,252
Total	$1,364,050	$—	$—	$1,364,050

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

19

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Mid Cap Select Fund (“Mid Cap Select Fund”) (Formerly known as First American Mid Cap Select Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.5%
Consumer Discretionary – 21.9%
Advance Auto Parts ▼	8,181	$523
Autoliv ▼	8,693	668
Coinstar ▼ ●	10,617	439
Dollar Tree ●	11,698	592
Foot Locker	33,230	594
International Game Technology ▼	39,121	672
Interpublic Group of Companies ●	73,494	786
lululemon Athletica ▼ ●	10,940	751
OfficeMax ●	28,584	459
Polaris Industries ▼	6,785	522
Tractor Supply	11,406	585
United Continental Holdings ▼ ●	20,167	512
Valassis Communications ●	13,070	397
Warnaco Group ▼ ●	11,281	576
Whirlpool	8,145	696

		8,772

Consumer Staples – 1.7%
Estee Lauder, Class A	8,266	665

Energy – 8.1%
Cameron International ▼ ●	15,183	809
Newfield Exploration ●	14,157	1,036
Oil States International ▼ ●	8,093	548
Whiting Petroleum ●	6,888	870

		3,263

Financials – 20.7%
Ameriprise Financial	14,217	877
Calamos Asset Management, Class A	27,984	431
Cardtronics ●	29,203	499
CNO Financial Group ▼●	102,055	646
Digital Realty Trust – REIT ▼	8,481	461
Discover Financial Services ▼	32,735	674
Fifth Third Bancorp ▼	55,928	832
Hartford Financial Services Group	14,637	407
Hudson City Bancorp	38,624	424
Lincoln National	17,722	511
MGIC Investment ▼ ●	64,951	545
PartnerRe	9,542	781
SunTrust Banks	23,176	705
Umpqua Holdings	46,333	508

		8,301

Health Care – 4.8%
Align Technology ▼ ●	19,689	410
CIGNA	9,949	418
Endo Pharmaceuticals Holdings ●	17,914	595
Zoll Medical ▼ ●	11,864	491

		1,914

Industrials – 16.0%
AGCO ●	10,592	537
Altra Holdings ●	37,394	782
CBIZ ▼ ●	43,020	300
Cummins	5,997	635
Eaton	8,701	939
Joy Global	10,773	939
Parker Hannifin ▼	9,443	844
Precision Castparts ▼	4,448	636
Textron ▼	30,255	796

		6,408

Information Technology – 15.6%
BMC Software ●	8,354	398

Nuveen Mid Cap Select Fund (“Mid Cap Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Marvell Technology Group ●	25,703	$489
MICROS Systems ●	14,266	652
MKS Instruments ●	14,199	408
National Instruments	7,660	324
NetApp ●	12,371	677
ON Semiconductor ▼ ●	56,544	625
Plantronics	19,854	703
Quest Software ●	14,861	384
Red Hat ●	15,287	632
SuccessFactors ▼ ●	12,617	367
Teradata ●	14,352	617

		6,276

Materials – 7.4%
Albemarle	14,962	840
PPG Industries ▼	8,207	692
Rockwood Holdings ●	13,213	536
Walter Energy ▼	6,967	908

		2,976

Telecommunication Services – 1.6%
SBA Communications, Class A ▼ ●	15,860	647

Utilities – 1.7%
CMS Energy ▼	35,350	689

Total Common Stocks
(Cost $33,841)		39,911

Warrants – 0.0%
Lantronix, Warrants ● §
(Cost $0)	746	—

Short-Term Investments – 0.7%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $279)	279,180	279

Investment Purchased with Proceeds from Securities Lending – 38.9%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $15,595)	15,594,783	15,595

Total Investments ▲ – 139.1%
(Cost $49,715)		55,785

Other Assets Less Liabilities, Net – (39.1)%		(15,680)

Total Net Assets – 100.0%		$40,105

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

§	Security is internally fair valued.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

20

Nuveen Mid Cap Select Fund (“Mid Cap Select Fund”) (concluded)

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $49,715. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,728
Gross unrealized depreciation	(658)
Net unrealized appreciation	$6,070

REIT	– Real Estate Investment Trust

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,911	$—	$—	$39,911
Warrants	—	—	—	—
Short-Term Investments	279	—	—	279
Investments Purchased with Proceeds from Securities Lending	15,595	—	—	15,595
Total	$55,785	$—	$—	$55,785

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Mid Cap Value Fund (“Mid Cap Value Fund”) (Formerly known as First American Mid Cap Value Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.0%
Consumer Discretionary – 10.4%
Autoliv ▼	43,105	$3,311
Cablevision Systems, Class A	106,788	3,615
CBS, Class B	292,339	5,797
Foot Locker	166,782	2,979
International Game Technology ▼	280,442	4,815
Interpublic Group of Companies ●	432,455	4,623
KB HOME ▼	166,309	2,468
Royal Caribbean Cruises ▼ ●	70,251	3,154
Wyndham Worldwide	138,970	3,909

		34,671

Consumer Staples – 5.1%
Bunge	53,654	3,652
Corn Products International	74,579	3,440
Dr. Pepper Snapple Group	93,642	3,318
Energizer Holdings ●	36,634	2,665
JM Smucker	64,022	3,980

		17,055

Energy – 12.8%
Alpha Natural Resources ●	44,269	2,379
Cameron International ▼ ●	95,997	5,117
Cimarex Energy	26,406	2,750
Concho Resources ▼ ●	37,257	3,586
Newfield Exploration ●	83,393	6,102
Pioneer Natural Resources ▼	55,987	5,328
Plains Exploration & Production ●	121,481	4,300
Valero Energy ▼	69,181	1,754
Whiting Petroleum ●	44,173	5,578
Williams	225,136	6,076

		42,970

Financials – 23.6%
Ameriprise Financial	98,199	6,054
Arch Capital Group ▼ ●	46,307	4,087
AvalonBay Communities – REIT ▼	28,578	3,313
BankUnited ●	17,236	483
BOK Financial ▼	64,717	3,344
Boston Properties – REIT	44,768	4,225
Comerica ▼	42,811	1,635
Discover Financial Services ▼	93,671	1,929
East West Bancorp ▼	115,432	2,506
Federal Realty Investment Trust – REIT ▼	46,944	3,776
Fifth Third Bancorp ▼	390,022	5,800
Hartford Financial Services Group	148,129	4,115
Invesco	225,020	5,567
Lazard, Class A	100,811	4,206
Lincoln National	220,996	6,373
PartnerRe	40,688	3,331
SunTrust Banks	204,797	6,232
TD Ameritrade ▼	214,463	4,379
Unum Group	165,128	4,118
Ventas – REIT ▼	61,125	3,390

		78,863

Health Care – 7.9%
Charles River Laboratories International ●	65,665	2,518
CIGNA	88,852	3,734
Endo Pharmaceuticals Holdings ●	98,914	3,286
Hill-Rom Holdings	106,105	4,294
Life Technologies ●	60,273	3,272
St. Jude Medical ●	60,707	2,459
Universal Health Services	82,188	3,460
Valeant Pharmaceuticals International ▼	90,292	3,298

		26,321

21

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Mid Cap Value Fund (“Mid Cap Value Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Industrials – 12.5%
Cummins	41,935	$4,440
Delta Air Lines ●	192,611	2,248
Dover	58,838	3,771
Eaton	52,638	5,683
Fluor	72,136	4,991
Goodrich	66,148	5,994
Manpower	71,941	4,645
Monster Worldwide ▼ ●	69,121	1,151
Terex ▼ ●	89,039	2,888
Textron ▼	223,009	5,863

		41,674

Information Technology – 7.4%
Avnet ●	136,223	4,852
BMC Software ●	102,903	4,908
Marvell Technology Group ●	169,051	3,214
Micron Technology ▼ ●	224,230	2,363
ON Semiconductor ●	346,849	3,833
Xerox	510,540	5,422

		24,592

Materials – 8.3%
Alcoa	260,660	4,319
Celanese, Class A	116,152	4,819
CF Industries Holdings	30,969	4,182
Crown Holdings ▼ ●	102,906	3,433
PPG Industries	65,902	5,554
Walter Energy ▼	42,506	5,538

		27,845

Telecommunication Services – 1.3%
Windstream ▼	347,213	4,448

Utilities – 9.7%
CenterPoint Energy	220,366	3,559
CMS Energy ▼	218,247	4,256
DPL	155,652	4,075
Energen	77,888	4,354
OGE Energy	90,363	4,147
ONEOK	71,626	4,218
Public Service Enterprise Group	118,510	3,843
Wisconsin Energy	65,946	3,976

		32,428

Total Common Stocks
(Cost $287,734)		330,867

Short-Term Investments – 1.0%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $3,492)	3,492,001	3,492

Investment Purchased with Proceeds from Securities Lending – 15.7%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $52,462)	52,462,193	52,462

Total Investments ▲ – 115.7%
(Cost $343,688)		386,821

Other Assets Less Liabilities, Net – (15.7)%		(52,512)

Total Net Assets – 100.0%		$334,309

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

Nuveen Mid Cap Value Fund (“Mid Cap Value Fund”) (concluded)

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $343,688. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$45,937
Gross unrealized depreciation	(2,804)
Net unrealized appreciation	$43,133

REIT	– Real Estate Investment Trust

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$330,867	$—	$—	$330,867
Short-Term Investments	3,492	—	—	3,492
Investments Purchased with Proceeds from Securities Lending	52,462	—	—	52,462
Total	$386,821	$—	$—	$386,821

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

22

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (Formerly known as First American Quantitative Large Cap Core Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 98.0%
Consumer Discretionary – 6.8%
Amazon.com ●	2,244	$381
AutoNation ▼ ●	10,560	303
Carnival	11,305	505
Clear Channel Outdoor Holdings, Class A ●	35,606	495
Comcast, Class A	12,481	284
Federal-Mogul ▼ ●	14,612	344
Ford Motor ▼ ●	18,836	300
Gap ▼	6,641	128
Hillenbrand	3,701	80
Home Depot ▼	15,781	580
Johnson Controls	892	34
Lear ●	469	50
Lowe’s	10,616	263
M.D.C. Holdings ▼	16,884	522
Madison Square Garden, Class A ●	6,076	153
McDonald’s	26,699	1,967
News, Class A	2,513	38
Regal Entertainment Group, Class A ▼	21,416	260
Service International	20,204	175
Stanley Black & Decker	1,959	142
Target	15,881	871
Time Warner	70,126	2,206
Time Warner Cable	9,288	630
TJX	1,905	90
Toll Brothers ●	10,801	219
Viacom, Class B	22,735	945
Walt Disney ▼	21,835	849
Yum! Brands	6,381	298

		13,112

Consumer Staples – 7.4%
Alberto-Culver	14,236	530
Altria Group	55,730	1,310
Archer-Daniels-Midland	1,533	50
Coca-Cola	18,522	1,164
Colgate-Palmolive	3,397	261
CVS Caremark	9,783	335
Kimberly-Clark	7,356	476
Kraft Foods, Class A ▼	11,067	338
Kroger	22,177	475
Molson Coors Brewing, Class B ▼	8,786	412
PepsiCo	22,160	1,425
Procter & Gamble	50,749	3,204
Safeway ▼	16,233	336
SUPERVALU ▼	46,644	340
Wal-Mart Stores	64,671	3,626

		14,282

Energy – 11.7%
Apache	9,694	1,157
Baker Hughes ▼	4,379	300
Chevron	36,351	3,451
ConocoPhillips	23,631	1,689
CONSOL Energy	1,179	59
Devon Energy	38,666	3,429
El Paso ▼	66,839	1,061
Exxon Mobil	85,238	6,877
Frontline ▼	13,113	340
Halliburton ▼	5,586	251
Marathon Oil	12,023	549
Newfield Exploration ●	3,825	280

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Occidental Petroleum ▼	6,070	$587
Peabody Energy	1,169	74
Pride International ●	1,597	52
Schlumberger	13,324	1,186
SEACOR Holdings ●	4,568	483
Southern Union	19,046	509
Teekay	9,970	337

		22,671

Financials – 13.7%
Alleghany ●	685	212
American Express	9,021	391
American National Insurance	5,343	445
Bank of America	172,899	2,374
Berkshire Hathaway, Class B ▼ ●	14,600	1,194
Brandywine Realty Trust – REIT	48,412	562
Chimera Investment – REIT ▼	7,795	33
CIT Group ●	3,859	184
Citigroup ●	571,773	2,756
CommonWealth – REIT ▼	75,208	2,006
Covanta Holding	89,715	1,518
Duke Realty – REIT ▼	144,765	1,983
Equity Residential Properties Trust – REIT▼	6,657	361
First Citizens Bancshares, Class A	5,303	1,067
Goldman Sachs Group ▼	7,645	1,251
JPMorgan Chase	56,031	2,518
KeyCorp	102,408	911
Leucadia National ●	27,861	906
Liberty Property Trust – REIT	17,176	597
Mack-Cali Realty – REIT ▼	10,023	351
Marsh & McLennan	2,961	83
Marshall & Ilsley	21,348	149
Morgan Stanley	40,609	1,194
Old Republic International	14,011	171
Piedmont Office Realty Trust, Class A – REIT ▼	7,556	149
Popular ●	44,308	142
Regions Financial	40,279	286
Wells Fargo	65,084	2,110
Wesco Financial ▼	345	130
Wilmington Trust ▼	69,775	306
Zions Bancorporation ▼	10,271	242

		26,582

Health Care – 8.2%
Abbott Laboratories	33,920	1,532
Aetna	10,740	354
Amgen ●	9,720	535
Baxter International	14,498	703
Becton, Dickinson & Company	963	80
Bio-Rad Laboratories, Class A ●	1,083	118
Bristol-Myers Squibb	7,899	199
Cardinal Health	4,231	176
CareFusion ●	7,789	200
DaVita ●	4,414	326
Eli Lilly	11,380	396
Emdeon, Class A ●	47,484	698
Hill-Rom Holdings	3,293	133
Humana ●	4,218	245
Johnson & Johnson	48,611	2,905
McKesson	4,911	369
Medtronic	28,734	1,101
Merck	38,989	1,293

23

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Pfizer	131,518	$2,396
Quest Diagnostics	453	26
Teleflex ▼	2,155	124
Thermo Fisher Scientific ●	2,173	124
UnitedHealth Group	9,611	395
WellPoint ●	22,090	1,372

		15,800

Industrials – 8.6%
3M	12,235	1,076
AMR ●	17,400	123
Avery Dennison	3,717	156
Copa Holdings, Class A ▼	9,123	513
Crane	6,937	308
Danaher	23,022	1,060
Delta Air Lines ●	20,026	234
Dover ▼	9,527	611
Eaton	2,288	247
FedEx	4,884	441
Flowserve	415	52
General Dynamics	15,021	1,133
General Electric	160,716	3,237
Honeywell International	10,085	565
IDEX ▼	1,670	66
Illinois Tool Works	8,773	469
ITT	376	22
Landstar System ▼	820	34
Lockheed Martin	498	40
Pall	1,805	100
Parker Hannifin ▼	2,153	192
Pentair ▼	7,703	279
Raytheon	5,009	250
Republic Services	10,988	339
Snap-On	4,511	255
Southwest Airlines	42,602	505
SPX	5,909	463
Tyco International	5,183	232
United Parcel Service, Class B	16,797	1,203
United Technologies	22,449	1,825
Waste Connections	1,370	40
Waste Management ▼	14,598	553

		16,623

Information Technology – 29.3%
Activision Blizzard	21,294	240
Adobe Systems ●	3,941	130
Advanced Micro Devices ●	18,008	141
Amdocs ●	27,414	799
Amphenol, Class A	1,975	109
Analog Devices ▼	15,696	610
AOL ●	8,922	210
Apple ●	12,819	4,350
Applied Materials	46,145	724
Arrow Electronics ●	24,768	936
Automatic Data Processing	3,976	190
Avnet ●	28,618	1,019
AVX	67,812	1,063
BMC Software ●	6,397	305
CA	70,266	1,672
Cisco Systems ●	77,929	1,648
Computer Sciences	5,437	290
Compuware ●	9,248	99
Corning	43,644	969
Dell ●	13,191	174
eBay ●	649	20

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (continued)

DESCRIPTION	SHARES	VALUE

EchoStar, Class A ▼ ●	40,151	$1,094
Electronic Arts ●	11,757	183
EMC ▼ ●	833	21
Google, Class A ●	4,012	2,409
Harris	14,170	659
Hewlett-Packard	52,147	2,383
IAC/InterActiveCorp ●	38,351	1,085
IBM	33,492	5,426
Ingram Micro, Class A ●	67,945	1,341
Intel	185,790	3,987
International Rectifier ▼ ●	15,177	486
Juniper Networks ●	2,574	96
KLA-Tencor	15,842	698
Linear Technology	11,508	400
Marvell Technology Group ●	5,300	101
McAfee ●	7,652	367
MEMC Electronic Materials ●	9,416	104
Micron Technology ▼ ●	60,213	635
MICROS Systems ●	6,560	300
Microsoft	187,707	5,204
Motorola Solutions ●	17,400	675
National Instruments	27,521	1,164
NCR ●	14,304	235
Novell ●	140,987	849
Novellus Systems ●	9,951	359
ON Semiconductor ▼ ●	19,627	217
Oracle	76,848	2,461
PMC-Sierra ●	23,566	184
QUALCOMM	24,007	1,300
Solera Holdings	11,117	582
Symantec ●	39,222	691
Synopsys ●	31,914	866
Tech Data ●	8,020	376
Tellabs	80,690	428
Teradyne ●	13,560	226
Texas Instruments ▼	58,244	1,975
Varian Semiconductor Equipment Associates ●	5,012	223
Vishay Precision Group ▼ ●	17,326	321
Xerox	15,688	167
Yahoo! ▼ ●	19,425	313
Zebra Technologies, Class A ●	6,720	261

		56,550

Materials – 6.3%
Air Products & Chemicals	1,047	91
Alcoa	18,881	313
AptarGroup	7,098	341
Ball	15,308	1,089
Bemis	590	19
Carpenter Technology	2,204	91
Commercial Metals	23,546	394
Crown Holdings ▼ ●	28,978	967
Cytec Industries	3,288	179
Domtar	2,139	188
Dow Chemical ▼	8,784	312
E.I. Du Pont de Nemours	8,823	447
Freeport-McMoRan Copper & Gold	3,030	329
Greif, Class A	6,553	413
International Flavors & Fragrances	10,307	588
International Paper	730	21
MeadWestvaco	18,944	542
Monsanto	6,870	504
Nalco Holding	29,406	896
Newmont Mining	18,056	994
Nucor ▼	8,455	388

24

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Owens-Illinois ●	25,119	$741
Packaging Corporation of America	5,263	149
Praxair	5,536	515
Reliance Steel & Aluminum	4,875	255
Sealed Air	11,452	306
Sonoco Products	11,273	401
Temple-Inland	10,839	260
Weyerhaeuser ▼	23,347	541

		12,274

Telecommunication Services – 2.5%
AT&T	107,940	2,971
Leap Wireless International ▼ ●	8,521	119
Level 3 Communications ▼ ●	41,777	51
Sprint Nextel ●	319,184	1,443
Verizon Communications	5,749	205

		4,789

Utilities – 3.5%
AGL Resources	29,382	1,078
American Water Works	56,423	1,439
Atmos Energy	7,856	256
Constellation Energy Group	1,578	51
Duke Energy	12,073	216
Energen	3,277	183
GenOn Energy ●	182,565	756
NiSource	57,673	1,074
NRG Energy ●	51,274	1,064
Sempra Energy	6,515	339
UGI	10,560	331

		6,787

Total Common Stocks
(Cost $179,594)		189,470

Short-Term Investments – 1.9%
Money Market Fund – 1.5%
First American Prime Obligations Fund, Class Z, 0.075% Ω	2,887,567	2,888

U.S. Treasury Obligation – 0.4%
U.S. Treasury Bill ☐
0.145%, 04/14/2011	$790	789

Total Short-Term Investments
(Cost $3,677)		3,677

Investment Purchased with Proceeds from Securities Lending – 9.1%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $17,509)	17,509,445	17,509

Total Investments ▲ – 109.0%
(Cost $200,780)		210,656

Other Assets Less Liabilities, Net – (9.0)%		(17,378)

Total Net Assets – 100.0%		$193,278

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased	Notional Contract Value	Unrealized Appreciation
S&P 500	March 2011	11	3,527	$25

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2011.

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (continued)

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $200,780. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$13,800
Gross unrealized depreciation	(3,924)
Net unrealized appreciation	$9,876

REIT	– Real Estate Investment Trust

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$189,470	$—	$—	$189,470
Short-Term Investments	2,888	789	—	3,677
Investment Purchased with Proceeds from Securities Lending	17,509	—	—	17,509
Derivatives:
Futures*	25	—	—	25
Total	$209,892	$789	$—	$210,681

*	Represents net unrealized appreciation (depreciation).

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

25

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Quantitative Large Cap Core Fund (“Quantitative Large Cap Core Fund”) (concluded)

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$25	Payable for variation margin on futures contracts*	$—

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Nuveen Real Estate Securities Fund (“Real Estate Securities Fund”) (Formerly known as First American Real Estate Securities Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.0%
Apartments – 13.7%
Associated Estates Realty w	413,386	$6,122
Avalonbay Communities w ▼	1,057,268	122,569
BRE Properties w	811,881	36,251
Camden Property Trust w ▼	149,917	8,310
Equity Residential Properties Trust w ▼	2,439,944	132,221
Essex Property Trust w ▼	339,941	39,433
Mid-America Apartment Communities w ▼	550,725	35,109
Post Properties w ▼	70,413	2,607
UDR w	142,604	3,348

		385,970

Community Centers – 9.3%
Acadia Realty Trust w ▼	1,347,812	24,907
Agree Realty w	76,140	1,770
Developers Diversified Realty w ▼	2,771,926	37,698
Equity One w ▼	100,852	1,881
Federal Realty Investment Trust w ▼	769,262	61,872
Kimco Realty w ▼	1,120,382	20,268
Kite Realty Group Trust w	1,277,616	6,746
Ramco-Gershenson Properties Trust w	268,018	3,447
Regency Centers w ▼	853,477	36,793
Saul Centers w ▼	35,068	1,660
Tanger Factory Outlet Centers w ▼	61,944	1,617
Urstadt Biddle Properties, Class A w	687,929	13,353
Weingarten Realty Investors w ▼	2,075,637	50,895

		262,907

Diversified – 7.6%
American Assets Trust w ▼ ●	355,008	7,558
Colonial Properties Trust w ▼	472,590	9,069
Cousins Properties w ▼	2,107,432	17,955
Forest City Enterprises, Class A w ▼ ●	858,612	14,519
Vornado Realty Trust w ▼	1,596,295	140,618
Washington Real Estate Investment Trust w ▼	810,718	24,873

		214,592

Health Care – 12.8%
Assisted Living Concepts, Class A ●	3,930	129
Capital Senior Living ●	408,328	2,789
Cogdell Spencer w	1,149,870	6,957
Emeritus ▼ ●	152,096	2,905
HCP w ▼	3,239,418	120,150
Health Care w ▼	894,347	43,895
Healthcare Realty Trust w ▼	1,570,070	32,971
LTC Properties w ▼ º	1,377,982	37,674
Nationwide Health Properties w ▼	1,000,740	37,578
Parkway Life w	3,200,893	4,491
Ventas w ▼	1,298,097	71,992

		361,531

Hotels – 7.7%
Chatham Lodging Trust w	144,875	2,396
Chesapeake Lodging Trust w ▼	762,140	13,947
DiamondRock Hospitality w ●	433,533	5,259
FelCor Lodging Trust w ●	52,505	369
Gaylord Entertainment w ●	226,335	7,546
Hersha Hospitality Trust w	1,747,558	11,517
Host Hotels & Resorts w ▼	4,314,006	79,852
LaSalle Hotel Properties w ▼	419,563	11,651
Marcus	302,234	3,582
Marriott International, Class A ▼	920,368	36,345

26

Nuveen Real Estate Securities Fund (“Real Estate Securities Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Pebblebrook Hotel Trust w ▼ ●	1,281,215	$26,342
Starwood Hotels & Resorts Worldwide	53,521	3,156
Sunstone Hotel Investors w ▼ ●	1,409,319	14,389

		216,351

Industrials – 7.4%
AMB Property w ▼	1,531,811	51,392
DCT Industrial Trust w ▼	1,095,701	6,070
EastGroup Properties w ▼	880,111	38,364
First Potomac Realty Trust w	955,297	15,380
Mapletree Logistics Trust w	303,364	222
Prologis w ▼	3,708,078	55,325
PS Business Parks w	542,703	31,591
Terreno Realty w ▼ ● º	596,440	10,635

		208,979

Infrastructure – 1.7%
American Tower, Class A ●	54,045	2,749
Brookfield Asset Management, Class A	914,797	29,850
Crown Castle International ▼ ●	233,064	9,828
Hopewell Holdings	477	2
Standard Parking ●	357,492	6,431

		48,860

Malls – 14.2%
General Growth Properties w	2,298,899	34,047
Glimcher Realty Trust w ▼	1,682,401	14,822
Macerich w ▼	1,050,121	51,099
Pennsylvania Real Estate w ▼	270,807	3,699
Simon Property Group w ▼	2,772,496	281,270
Taubman Centers w ▼	271,301	14,202

		399,139

Manufactured Homes – 1.0%
Equity Lifestyle Properties w ▼	474,941	27,015

Net Lease – 1.1%
Getty Realty w ▼	241,650	7,017
National Retail Properties w ▼	1,002,208	24,905

		31,922

Office – 14.7%
Alexandria Real Estate Equities w ▼	502,803	38,736
BioMed Realty Trust w ▼	1,923,806	34,340
Boston Properties w ▼	1,177,780	111,147
Brandywine Realty Trust w ▼	1,500,277	17,403
Brookfield Properties ▼	1,043,876	18,362
Corporate Office Properties Trust w ▼	301,997	11,038
Digital Realty Trust w ▼	795,449	43,273
Douglas Emmett w ▼	1,011,851	18,648
Duke Realty w ▼	1,260,606	17,270
DuPont Fabros Technology w ▼	606,432	13,900
Highwoods Properties w ▼	139,401	4,568
Hudson Pacific Properties w ▼	348,925	5,122
Liberty Property Trust w ▼	530,782	18,455
Mack-Cali Realty w ▼	590,357	20,674
Mission West Properties w	173,225	1,188
Parkway Properties w	13,121	222
Piedmont Office Realty Trust, Class A w ▼	302,607	5,986
SL Green Realty w ▼	456,406	33,208

		413,540

Real Estate Service Provider – 0.0%
HFF ●	32,946	416

Self Storage – 6.8%
Extra Space Storage w ▼	366,205	7,042
Public Storage w ▼	1,251,448	136,383

Nuveen Real Estate Securities Fund (“Real Estate Securities Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Sovran Self Storage w ▼	847,708	$32,586
U-Store-It Trust w	1,775,222	17,149

		193,160

Student Housing – 1.0%
American Campus Communities w ▼	842,890	27,259
Education Realty Trust w	259,406	2,023

		29,282

Total Common Stocks
(Cost $2,340,580)		2,793,664

Private Real Estate Company – 0.0%
Newcastle Investment Holdings ● §
(Cost $150)	34,331	32

Short-Term Investments – 0.3%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $7,783)	7,783,083	7,783

Investment Purchased with Proceeds from Securities Lending – 30.8%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $869,456)	869,456,421	869,456

Total Investments ▲ – 130.1%
(Cost $3,217,969)		3,670,935

Other Assets Less Liabilities, Net –(30.1)%		(849,516)

Total Net Assets – 100.0%		$2,821,419

w	Real Estate Investment Trust.

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

º	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three-month period ended January 31, 2011 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Fair Value
LTC Properties	$19,027	$23,921	$6,476	$36,472	$235	1,377,982	$37,674
Terreno Realty	10,472	986	185	11,273	—	569,440	10,635

§	Security is internally fair valued.
Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $3,217,969. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$471,775
Gross unrealized depreciation	(18,809)
Net unrealized appreciation	$452,966

27

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Real Estate Securities Fund (“Real Estate Securities Fund”) (concluded)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,793,664	$—	$—	$2,793,664
Private Real Estate Company	—	—	32	32
Short-Term Investments	7,783	—	—	7,783
Investment Purchased with Proceeds from Securities Lending	869,456	—	—	869,456
Total	$3,670,903	$—	$32	$3,670,935

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Private Real Estate Company
Balance at the beginning of period	$33
Gains (losses):
Net realized gains (losses)	(2)
Net change in unrealized appreciation (depreciation)	2
Purchases at cost	—
Sales at proceeds	(1)
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$32
Net change in unrealized appreciation (depreciation) of Level 3 investments held as of January 31, 2011	$2

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities Fund”) (Formerly known as First American Small Cap Growth Opportunities Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 97.8%
Consumer Discretionary – 20.0%
AnnTaylor Stores ●	83,561	$1,848
Ascena Retail Group ▼ ●	66,094	1,792
Buffalo Wild Wings ▼ ●	44,429	1,945
Crocs ●	112,465	1,843
hhgregg ▼ ●	106,691	1,956
Hibbett Sports ●	44,202	1,415
Men’s Wearhouse ▼	75,356	1,975
Penske Automotive Group ▼ ●	118,327	2,000
Polaris Industries ▼	25,720	1,978
Texas Roadhouse ▼ ●	120,755	2,007
Tractor Supply ▼	42,536	2,183
Warnaco Group ●	41,763	2,133
WMS Industries ▼ ●	47,413	1,989
Wolverine World Wide	91,643	2,919

		27,983

Energy – 5.1%
Dril-Quip ●	9,487	732
Key Energy Services ▼ ●	136,256	1,814
Lufkin Industries ▼	27,063	1,806
Oasis Petroleum ▼ ●	62,883	2,010
Toreador Resources ▼ ●	53,114	843

		7,205

Financials – 3.7%
Associated Banc ▼	99,790	1,395
KBW	57,199	1,530
Stifel Financial ▼ ●	34,354	2,204

		5,129

Health Care – 17.9%
Acorda Therapeutics ●	57,698	1,267
Align Technology ▼ ●	86,134	1,794
Alkermes ●	66,765	862
Catalyst Health Solutions ●	33,413	1,450
Cubist Pharmaceuticals ●	53,076	1,165
Haemonetics ●	22,264	1,321
Halozyme Therapeutics ▼ ●	114,733	765
HealthSouth ●	106,954	2,419
ICON – ADR ●	72,754	1,620
ICU Medical ●	49,429	1,931
Impax Laboratories ●	73,264	1,701
LHC Group ●	52,457	1,395
Nektar Therapeutics ▼ ●	153,447	1,720
Salix Pharmaceuticals ▼ ●	41,887	1,716
Theravance ▼ ●	38,746	815
Thoratec ●	55,149	1,301
Zoll Medical ▼ ●	41,998	1,737

		24,979

Industrials – 19.1%
Actuant, Class A ▼	68,991	1,913
Altra Holdings ●	83,679	1,750
CBIZ ▼ ●	173,325	1,208
Clean Harbors ▼ ●	17,351	1,562
GrafTech International ●	108,505	2,279
Interface, Class A	108,719	1,767
Kaydon ▼	50,666	1,961
MasTec ●	164,155	2,498
Old Dominion Freight Line ●	35,222	1,133
Orbital Sciences ▼ ●	104,051	1,775
Regal-Beloit	29,780	1,988

28

Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities Fund”) (continued)

DESCRIPTION	SHARES	FAIR VALUE

Satcon Technology ▼ ●	364,168	$1,766
Tetra Tech ●	95,672	2,214
TrueBlue ●	76,524	1,306
WESCO International ●	28,884	1,619

		26,739

Information Technology – 29.6%
ADTRAN ▼	57,053	2,347
Blackboard ▼ ●	49,605	1,928
Brocade Communications Systems ●	394,367	2,224
GSI Technology ●	190,795	1,755
InterXion Holding ●	3,569	50
Kenexa ▼ ●	88,873	1,843
LoopNet ●	146,997	1,510
MICROS Systems ●	32,192	1,472
MKS Instruments ●	73,024	2,096
Multi-Fineline Electronix ●	76,033	2,197
National Instruments	45,190	1,912
Perficient ●	156,209	1,826
Pericom Semiconductor ●	191,778	1,924
Plantronics	61,093	2,163
PMC-Sierra ●	313,940	2,455
QLogic ●	107,113	1,908
Quest Software ●	64,508	1,666
RF Micro Devices ▼ ●	213,677	1,436
Solarwinds ●	109,571	2,071
Standard Microsystems ●	72,300	1,739
Varian Semiconductor Equipment Associates ●	47,542	2,113
VideoPropulsion ● §	591,081	—
Virtusa ●	82,121	1,322
Vocus ▼ ●	52,830	1,370

		41,327

Materials – 2.4%
Arch Chemicals	39,703	1,439
Louisiana-Pacific ●	191,717	1,925

		3,364

Total Common Stocks
(Cost $118,962)		136,726

Warrant – 0.0%
Lantronix, Warrants ● §
(Cost $0)	8,510	—

Short-Term Investments – 2.3%
First American Prime Obligations Fund, Class Z, 0.075% Ω
(Cost $3,228)	3,228,152	3,228

Investment Purchased with Proceeds from Securities Lending – 21.7%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $30,371)	30,371,396	30,371

Total Investments ▲ – 121.8%
(Cost $152,561)		170,325

Other Assets Less Liabilities, Net – (21.8)%		(30,499)

Total Net Assets – 100.0%		$139,826

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2011.

§	Security is internally fair valued.

Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities Fund”) (concluded)

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $152,561. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$20,958
Gross unrealized depreciation	(3,194)
Net unrealized appreciation	$17,764

ADR	– American Depositary Receipt

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$136,726	$—	$—	$136,726
Warrants	—	—	—	—
Short-Term Investments	3,228	—	—	3,228
Investment Purchased with Proceeds from Securities Lending	30,371		—	30,371
Total	$170,325	$—	$—	$170,325

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

29

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Select Fund (“Small Cap Select Fund”) (Formerly known as First American Small Cap Select Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 98.7%
Consumer Discretionary – 14.0%
Amerigon ▼ ●	527,208	$5,741
AnnTaylor Stores ▼ ●	255,060	5,642
Ascena Retail Group ●	315,329	8,549
Bravo Brio Restaurant Group ▼ ●	157,128	2,561
Buffalo Wild Wings ▼ ●	164,370	7,195
Coinstar ▼ ●	108,326	4,484
Collective Brands ▼ ●	471,325	9,596
Fossil ●	79,783	5,669
Gaylord Entertainment ▼ ●	72,375	2,413
Life Time Fitness ▼ ●	149,799	5,974
McCormick & Schmick’s Seafood Restaurants ●	435,960	3,924
Panera Bread, Class A ●	53,674	5,129
ReachLocal ▼ ●	104,190	2,271
Texas Roadhouse ●	209,904	3,489
Tractor Supply ▼	73,578	3,775
Valassis Communications ●	212,866	6,458
Warnaco Group ●	106,187	5,424
WMS Industries ▼ ●	164,253	6,890

		95,184

Consumer Staples – 2.1%
Hain Celestial Group ▼ ●	355,498	9,467
Smart Balance ▼ ●	1,195,620	4,788

		14,255

Energy – 6.8%
Delek US Holdings ▼	370,842	3,089
Energy XXI ●	207,079	5,966
Goodrich Petroleum ▼ ●	378,118	8,024
James River Coal ▼ ●	303,180	6,817
Key Energy Services ▼ ●	293,710	3,909
Lufkin Industries ▼	140,573	9,379
Parker Drilling ▼ ●	2,035,091	8,832

		46,016

Financials – 19.1%
Bank of the Ozarks ▼	150,058	6,472
Calamos Asset Management, Class A ▼	567,685	8,731
Delphi Financial Group, Class A	303,669	8,740
Dime Community Bancshares	288,548	4,351
Evercore Partners, Class A ▼	308,437	9,963
FirstMerit	137,874	2,526
Home Bancshares	165,301	3,382
Independent Bank ▼	218,910	5,950
Knight Capital Group, Class A ▼ ●	762,271	10,565
MGIC Investment ▼ ●	1,521,973	12,769
National Retail Properties – REIT ▼	243,294	6,046
Piper Jaffray Companies ●	196,999	8,235
PS Business Parks – REIT	143,382	8,346
Senior Housing Properties Trust – REIT ▼	243,376	5,456
Terreno Realty – REIT ▼ ●	210,654	3,756
Umpqua Holdings ▼	1,123,249	12,322
Waddell & Reed Financial, Class A	332,365	12,005

		129,615

Health Care – 11.3%
Acorda Therapeutics ●	24,504	538
Alexion Pharmaceuticals ▼ ●	17,664	1,481
Alkermes ●	60,940	787
Cadence Pharmaceuticals ▼ ●	515,337	4,002
Catalyst Health Solutions ●	86,451	3,752
Cepheid ▼ ●	104,924	2,493
Cubist Pharmaceuticals ●	55,587	1,220

Nuveen Small Cap Select Fund (“Small Cap Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Endologix ▼ ●	1,491,282	$8,694
Haemonetics ●	54,317	3,223
Incyte ▼ ●	89,048	1,313
LHC Group ▼ ●	75,371	2,005
MEDNAX ●	107,612	7,119
Nektar Therapeutics ▼ ●	82,369	923
Onyx Pharmaceuticals ▼ ●	53,826	1,899
Pharmasset ●	22,498	1,090
Regeneron Pharmaceuticals ▼ ●	68,997	2,324
Salix Pharmaceuticals ▼ ●	161,985	6,636
Savient Pharmaceuticals ▼ ●	47,168	435
Seattle Genetics ▼ ●	79,352	1,301
Sirona Dental Systems ●	84,960	3,722
Theravance ▼ ●	86,040	1,810
Thoratec ●	382,727	9,028
Zoll Medical ▼ ●	270,987	11,205

		77,000

Industrials – 17.3%
Actuant, Class A	223,121	6,187
Aeroflex Holding ●	287,849	4,516
Allegiant Travel ▼	72,983	3,397
CBIZ ▼ ●	813,859	5,673
China Xiniya Fashion ▼ ●	291,557	1,711
GrafTech International ●	489,494	10,279
Interface, Class A	434,479	7,060
Kaydon	336,341	13,020
MasTec ▼ ●	738,219	11,236
MYR Group ▼ ●	285,211	6,272
Old Dominion Freight Line ●	197,167	6,343
Orbital Sciences ●	534,466	9,118
Regal-Beloit	150,023	10,013
Terex ▼ ●	177,781	5,765
Tetra Tech ●	352,217	8,152
United Rentals ▼ ●	247,104	6,585
Westport Innovations ▼ ●	139,220	2,196

		117,523

Information Technology – 20.2%
Advanced Analogic Technologies ▼ ● º	2,095,665	8,341
AsiaInfo Holdings ▼ ●	463,296	9,942
CommVault Systems ●	401,236	12,394
Entropic Communications ▼ ●	247,719	2,717
Infinera ●	234,503	1,720
Kenexa ▼ ●	484,023	10,039
Mellanox Technologies ▼ ●	76,948	2,104
Newport ●	324,173	5,689
Polycom ▼ ●	179,880	7,888
Progress Software ●	253,905	7,272
RF Micro Devices ▼ ●	1,193,052	8,017
ShoreTel ●	64,447	485
Smith Micro Software ▼ ●	809,275	10,213
Sourcefire ▼ ●	192,797	4,745
SPS Commerce ●	209,194	3,321
STEC ▼ ●	460,776	9,441
Taleo, Class A ●	242,320	7,139
Tessera Technologies ●	462,197	8,005
ValueClick ▼ ●	535,554	7,503
Vocus ▼ ●	398,984	10,346

		137,321

Materials – 6.2%
Arch Chemicals	193,091	6,998
Buckeye Technologies	143,678	3,615
Horsehead Holding ●	320,398	4,072
Louisiana-Pacific ●	875,362	8,789

30

Nuveen Small Cap Select Fund (“Small Cap Select Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Rock-Tenn, Class A ▼	108,355	$7,233
Schnitzer Steel Industries, Class A	129,792	8,008
STR Holdings ▼ ●	205,370	3,754

		42,469

Telecommunication Services – 1.7%
Cbeyond ●	328,870	4,818
Cogent Communications Group ▼ ●	522,325	7,124

		11,942

Total Common Stocks
(Cost $583,421)		671,325

Warrants – 0.0%
Lantronix, Warrants ● §
(Cost $0)	4,844	—

Short-Term Investments – 0.2%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $1,113)	1,112,565	1,113

Investment Purchased with Proceeds from Securities Lending – 31.3%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $212,902)	212,901,554	212,902

Total Investments ▲ – 130.2%
(Cost $797,436)		885,340

Other Assets Less Liabilities, Net – (30.2)%		(205,363)

Total Net Assets – 100.0%		$679,977

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

º	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three-month period ended January 31, 2011 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value
Advanced Analogic Technologies	$12,983	$—	$821	$12,162	$—	2,095,665	$8,341

§	Security is internally fair valued.
Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.
▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $797,436. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$117,716
Gross unrealized depreciation	(29,812)
Net unrealized appreciation	$87,904

REIT	– Real Estate Investment Trust

Nuveen Small Cap Select Fund (“Small Cap Select Fund”) (concluded)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$671,325	$—	$—	$671,325
Warrants	—	—	—	—
Short-Term Investments	1,113	—	—	1,113
Investment Purchased with Proceeds from Securities Lending	212,902			212,902
Total	$885,340	$—	$—	$885,340

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

31

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Value Fund (“Small Cap Value Fund”) (Formerly known as First American Small Cap Value Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 99.3%
Consumer Discretionary – 11.7%
America’s Car-Mart ▼ ●	34,415	$858
Ascena Retail Group ▼ ●	21,099	572
Buffalo Wild Wings ▼ ●	17,887	783
Coinstar ▼ ●	12,493	517
Cooper Tire & Rubber	39,608	905
Core-Mark Holding ▼ ●	24,489	829
Domino’s Pizza ▼ ●	41,958	688
Group 1 Automotive ▼	30,513	1,155
Jones Group	55,948	710
Kirkland’s ●	38,856	515
OfficeMax ▼ ●	71,340	1,146
Polaris Industries ▼	15,325	1,179
Sally Beauty Holdings ●	86,321	1,136
Tenneco ▼ ●	29,214	1,207

		12,200

Consumer Staples – 0.7%
Spartan Stores	48,283	700

Energy – 8.3%
Berry Petroleum, Class A ▼	47,084	2,197
Complete Production Services ●	43,390	1,212
Matrix Service ●	47,124	531
Natural Gas Services Group ●	44,269	791
Oil States International ▼ ●	15,597	1,057
Penn Virginia	29,581	514
SM Energy ▼	19,607	1,219
Swift Energy ●	27,387	1,168

		8,689

Financials – 30.4%
Affiliated Managers Group ●	20,303	2,067
Alexandria Real Estate Equities – REIT ▼	14,048	1,082
American Campus Communities – REIT ▼	32,189	1,041
Apollo Investment	92,201	1,088
Bank of the Ozarks ▼	31,696	1,367
BankUnited ●	7,629	214
Brandywine Realty Trust – REIT ▼	105,381	1,222
Cardtronics ●	67,898	1,160
CNO Financial Group ▼ ●	175,701	1,112
Cogdell Spencer – REIT	57,557	348
Community Bank System ▼	52,072	1,316
Delphi Financial Group, Class A	27,220	783
DiamondRock Hospitality – REIT ▼ ●	132,729	1,610
East West Bancorp ▼	79,226	1,720
EZCORP, Class A ●	47,837	1,287
FirstMerit ▼	86,464	1,584
Flushing Financial	38,022	542
FPIC Insurance Group ●	29,043	1,039
Heartland Financial USA ▼	54,383	920
Home Properties – REIT ▼	23,418	1,304
IBERIABANK ▼	19,236	1,091
JMP Group	70,232	526
MGIC Investment ▼ ●	124,322	1,043
SVB Financial Group ▼ ●	19,875	1,043
Texas Capital Bancshares ▼ ●	57,940	1,413
U-Store-It Trust – REIT	143,579	1,387
Webster Financial ▼	59,739	1,367
WSFS Financial	23,021	1,034

		31,710

Health Care – 5.5%
AMERIGROUP ▼ ●	17,892	937
DepoMed ▼ ●	84,981	712
Greatbatch ●	32,158	757

Nuveen Small Cap Value Fund (“Small Cap Value Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Hanger Orthopedic Group ●	37,272	$766
ICON – ADR ●	30,153	672
LHC Group ●	33,079	880
MEDNAX ●	15,280	1,011

		5,735

Industrials – 17.6%
Actuant, Class A ▼	19,899	552
Altra Holdings ●	60,011	1,255
Atlas Air Worldwide Holdings ●	29,477	1,498
Brady, Class A	33,221	1,088
Douglas Dynamics	41,546	606
EMCOR Group ●	46,730	1,415
Ennis	37,680	626
GrafTech International ●	80,398	1,688
Interface, Class A ▼	58,593	952
MasTec ●	81,217	1,236
Mistras Group ●	52,782	754
Monster Worldwide ●	25,041	417
Old Dominion Freight Line ●	32,916	1,059
PHH ▼ ●	47,305	1,130
Regal-Beloit	15,923	1,063
SFN Group ▼ ●	144,794	1,401
Triumph Group	17,241	1,656

		18,396

Information Technology – 13.4%
Amkor Technology ▼ ●	89,160	726
Bottomline Technologies ●	47,243	1,083
CACI International, Class A ●	16,166	897
Kenexa ▼ ●	41,790	867
MKS Instruments ●	44,275	1,271
Perficient ●	105,938	1,239
Plantronics	21,069	746
PMC-Sierra ●	132,787	1,039
Polycom ▼ ●	31,021	1,360
Progress Software ●	28,812	825
RF Micro Devices ▼ ●	132,145	888
Rogers ▼ ●	27,428	1,173
TTM Technologies ▼ ●	64,862	1,031
Virtusa ▼ ●	50,691	816

		13,961

Materials – 6.8%
Arch Chemicals	24,795	899
Buckeye Technologies	30,324	763
Carpenter Technology	13,096	539
Commercial Metals	69,272	1,158
Minerals Technologies	12,811	807
Packaging Corp of America	39,639	1,120
Rockwood Holdings ▼ ●	18,925	768
Schnitzer Steel Industries, Class A	16,446	1,015

		7,069

Telecommunication Services – 1.4%
NTELOS Holdings	41,457	836
PAETEC Holding ●	163,671	646

		1,482

Utilities – 3.5%
Atmos Energy	31,644	1,032
El Paso Electric ●	34,490	929
UIL Holdings	27,809	840
Unitil ▼	41,726	918

		3,719

Total Common Stocks
(Cost $86,919)		103,661

32

Nuveen Small Cap Value Fund (“Small Cap Value Fund”) (continued)

DESCRIPTION	SHARES	FAIR VALUE

Short-Term Investments – 1.0%
First American Prime Obligations Fund, Class Z 0.075% Ω
(Cost $1,038)	1,038,128	$1,038

Investment Purchased with Proceeds from Securities Lending – 23.5%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $24,594)	24,594,258	24,594

Total Investments ▲ – 123.8%
(Cost $112,551)		129,293

Other Assets Less Liabilities, Net – (23.8)%		(24,892)

Total Net Assets – 100.0%		$104,401

▼	This security or a portion of this security is out on loan at January 31, 2011.

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $112,551. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$20,624
Gross unrealized depreciation	(3,882)
Net unrealized appreciation	$16,742

ADR	– American Depositary Receipt

REIT	– Real Estate Investment Trust

Nuveen Small Cap Value Fund (“Small Cap Value Fund”) (concluded)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$103,661	$—	$—	$103,661
Short-Term Investments	1,038	—	—	1,038
Investment Purchased with Proceeds from Securities lending	24,594	—	—	24,594
Total	$129,293	$—	$—	$129,293

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2, or Level 3.

33

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Tactical Market Opportunities Fund (“Tactical Market Opportunities Fund”) (Formerly known as First American Tactical Market Opportunities Fund)

DESCRIPTION	PAR	VALUE

Exchange-Traded Funds – 56.4%
iShares Barclays 1-3 Year Credit Bond Fund	20,300	$2,128
iShares Barclays MBS Bond Fund	4,000	423
iShares iBoxx $ High Yield Corporate Bond Fund	8,000	734
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,000	217
iShares JPMorgan USD Emerging Markets Bond Fund	11,800	1,250
iShares S&P Global Energy Sector Index Fund	21,000	870
iShares S&P GSCI Commodity-Indexed Trust ●	18,500	650
iShares S&P National AMT-Free Bond Fund	10,000	990
iShares S&P U.S. Preferred Stock Index Fund	50,000	1,954
iShares S&P/Citigroup International Treasury Bond Fund	1,000	103
Market Vectors Russia	20,000	782
SPDR Dow Jones Reit ETF	10,000	631
Utilities Select Sector SPDR	7,300	232

Total Exchange-Traded Funds
(Cost $10,805)		10,964

U.S. Government & Agency Securities – 21.2%
U.S. Treasuries – 21.2%
U.S. Treasury Bond 4.500%, 08/15/2039	$3,100	3,072
U.S. Treasury Note 2.625%, 08/15/2020	1,100	1,037

Total U.S. Government & Agency Securities
(Cost $4,332)		4,109

Short-Term Investments – 18.1%
Money Market Fund – 10.9%
First American Prime Obligations Fund, Class Z 0.075% Ω	2,112,175	2,112

U.S. Treasury Obligations – 7.2%
U.S. Treasury Bills ☐ 0.145%, 04/07/2011	$100,000	100
0.145%, 04/14/2011	1,300,000	1,300

		1,400

Total Short-Term Investments
(Cost $3,512)		3,512

Total Investments ▲ – 95.7%
(Cost $18,649)		18,585

Other Assets Less Liabilities, Net – 4.3%		836

Total Net Assets – 100.0%		$19,421

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

▲ On January 31, 2011, the cost of investments for federal income tax purposes was approximately $18,649. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$273
Gross unrealized depreciation	(337)
Net unrealized depreciation	$(64)

Nuveen Tactical Market Opportunities Fund (“Tactical Market Opportunities Fund”) (continued)

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased (Sold)	Notional Contract Value	Unrealized Appreciation (Depreciation)
DAX Index	March 2011	5	1,214	$9
E-Mini MSCI EAFE Index	March 2011	(13)	(1,101)	(30)
E-Mini MSCI Emerging Markets Index	March 2011	21	1,169	(12)
FTSE/JSE Top 40 Index	March 2011	22	863	(7)
IBEX 35 Index	February 2011	(8)	(1,182)	(23)
Mexican Bolsa Index	March 2011	(29)	(887)	27
Nikkei 225 Index	March 2011	(12)	(615)	(4)
Russell 2000 Mini Index	March 2011	(35)	(2,731)	(23)
S&P 500 E-Mini	March 2011	51	3,270	112
SPI 200	March 2011	8	942	(9)
U.S. Treasury 2 Year Note	March 2011	(21)	(4,603)	(4)
U.S. Treasury 5 Year Note	March 2011	(14)	(1,658)	3

				$39

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$10,964	$—	$—	$10,964
U.S. Government & Agency Securities	—	4,109	—	4,109
Short-Term Investments	2,112	1,400	—	3,512
Derivatives:
Futures*	39	—	—	39
Total	$13,115	$5,509	$—	$18,624

*	Represents net unrealized appreciation (depreciation).

34

Nuveen Tactical Market Opportunities Fund (“Tactical Market Opportunities Fund”) (concluded)

During the period ended January 31, 200, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$39	Payable for variation margin on futures contracts*	$—

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Nuveen Small Cap Index Fund (“Small Cap Index Fund”)
(Formerly known as First American Small Cap Index Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 93.5%
Consumer Discretionary – 12.7%
1-800-Flowers.com, Class A ●	1,466	$4
99 Cents Only Stores ●	2,727	41
AFC Enterprises ●	1,504	22
AH Belo, Class A ●	1,068	9
Ambassadors Group	1,074	12
American Apparel ●	1,970	2
American Axle & Manufacturing Holdings ● ▼	3,562	51
American Greetings, Class A	2,387	52
American Public Education ● ▼	1,107	37
America’s Car-Mart ● ▼	583	15
Amerigon ● ▼	1,317	14
Ameristar Casinos	1,561	24
AnnTaylor Stores ●	3,513	78
Arbitron ▼	1,587	66
Arctic Cat ●	720	12
ArvinMeritor ●	5,606	123
Asbury Automotive Group ●	1,723	32
Ascena Retail Group ●	3,421	93
Ascent Media ●	859	33
Audiovox ●	1,015	7
Ballantyne Strong ●	841	6
Barnes & Noble ▼	2,288	36
Beasley Broadcast Group ●	261	1
Beazer Homes USA ● ▼	4,433	24
Bebe Stores	1,941	11
Belo, Class A ●	5,411	36
Big 5 Sporting Goods	1,341	17
Biglari Holdings ●	83	36
BJ’s Restaurants ● ▼	1,195	42
Blue Nile ● ▼	776	44
Bluegreen ●	713	2
Blyth	340	11
Bob Evans Farms ▼	1,803	57
Body Cent ●	340	6
Bon-Ton Stores ● ▼	697	8
Books-A-Million	429	2
Borders Group ● ▼	3,519	3
Boyd Gaming ● ▼	3,200	35
Bravo Brio Restaurant Group ● ▼	158	3
Bridgepoint Education ● ▼	1,157	21
Brookfield Homes ● ▼	523	7
Brown Shoe	2,480	31
Brunswick ▼	5,254	105
Buckle ▼	1,554	56
Buffalo Wild Wings ● ▼	1,097	48
Build-A-Bear Workshop ●	1,026	8
Cabela’s ●	2,434	61
California Pizza Kitchen ●	1,176	19
Callaway Golf ▼	3,854	28
Cambium Learning Group ●	984	3
Capella Education ● ▼	996	57
Caribou Coffee ●	417	4
Carmike Cinemas ●	670	4
Carrols Restaurant Group ●	688	5
Carters ● ▼	3,406	94
Casual Male Retail Group ●	2,473	10
Cato, Class A	1,621	40
Cavco Industries ●	350	14
CEC Entertainment ●	1,304	48
Charming Shoppes ●	7,038	22
Cheesecake Factory ●	3,664	108

35

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Cherokee	464	$7
Children’s Place Retail Stores ●	1,532	64
Christopher & Banks	2,187	12
Churchill Downs	665	28
Cinemark Holdings ▼	3,378	57
Citi Trends ●	896	21
CKX ●	3,542	11
Coinstar ● ▼	1,840	76
Coldwater Creek ●	3,334	10
Collective Brands ● ▼	3,906	80
Columbia Sportswear ▼	690	42
Conn’s ● ▼	809	4
Cooper Tire & Rubber	3,596	82
Core-Mark Holding ● ▼	548	19
Corinthian Colleges ● ▼	5,230	28
CPI	306	6
Cracker Barrel Old Country Store ▼	1,379	71
Crocs ●	5,110	84
Crown Media Holdings, Class A ● ▼	1,579	4
CSS Industries	430	8
Culp ●	525	5
Cumulus Media, Class A ● ▼	1,293	5
Dana Holding ●	8,398	150
Deckers Outdoor ●	2,298	169
Delta Apparel ●	355	5
Denny’s ●	5,888	22
Destination Maternity ● ▼	287	12
Dex One ●	2,969	16
Dillard’s, Class A ▼	2,379	94
DineEquity ●	1,073	55
Dolan Media ●	1,827	25
Domino’s Pizza ● ▼	2,213	36
Dorman Products ●	692	22
Drew Industries ●	1,146	27
Drugstore.com ● ▼	5,507	10
DSW ● ▼	749	25
E.W. Scripps, Class A ●	1,746	16
Eastman Kodak ● ▼	15,944	58
Einstein Noah Restaurant Group ●	331	5
Empire Resorts ●	1,504	1
Entercom Communications ●	1,396	14
Entravision Communications ●	2,884	6
Ethan Allen Interiors ▼	1,442	32
Exide Technologies ●	4,486	43
Express ● ▼	949	17
Finish Line, Class A	3,017	46
Fisher Communications ●	377	9
Fred’s	2,322	31
Fuel Systems Solutions ●	835	22
Furniture Brands International ●	2,621	12
Gaiam, Class A	1,045	8
Gaylord Entertainment ● ▼	2,057	69
Genesco ●	1,383	51
G-iii Apparel Group ● ▼	914	32
Global Sources ●	982	10
Grand Canyon Education ● ▼	1,838	33
Gray Television ●	2,875	6
Group 1 Automotive ▼	1,467	56
Harte-Hanks	2,134	27
Haverty Furniture ▼	1,044	13
Helen of Troy ●	1,769	50
hhgregg ● ▼	726	13
Hibbett Sports ●	1,696	54

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Hooker Furniture	657	$9
Hot Topic	2,684	15
Hovnanian Enterprises, Class A ● ▼	3,162	14
HSN ●	2,305	65
Iconix Brand Group ● ▼	4,349	86
Interval Leisure Group ●	2,413	38
iRobot ● ▼	1,185	32
Isle of Capri Casinos ●	918	9
Jack in the Box ● ▼	3,266	72
JAKKS Pacific ●	1,703	29
Jamba ●	3,528	8
Jo-Ann Stores ●	1,612	97
Joe’s Jeans ● ▼	2,519	4
Johnson Outdoors ●	258	4
Jones Group	5,207	66
Jos. A. Bank Clothiers ● ▼	1,633	70
Journal Communications, Class A ●	2,456	12
K12 ● ▼	1,440	39
Kenneth Cole Productions ●	537	7
Kid Brands ●	745	7
Kirkland’s ●	993	13
Knology ●	1,812	26
Krispy Kreme Doughnuts ●	3,554	23
K-Swiss, Class A ●	1,479	17
Lacrosse Footwear	278	4
La-Z-Boy ●	3,139	26
LeapFrog Enterprises ●	2,041	8
Learning Tree International	485	4
Lee Enterprises ● ▼	2,662	8
Libbey ●	959	15
Life Time Fitness ● ▼	2,456	98
Lifetime Brands ●	549	7
Lin TV, Class A ●	1,706	8
Lincoln Educational Services ● ▼	976	15
Lions Gate Entertainment ● ▼	4,031	25
Lithia Motors ▼	1,255	17
Live Nation ●	8,349	87
Liz Claiborne ● ▼	5,665	28
LodgeNet Interactive ● ▼	1,487	5
Lumber Liquidators Holdings ● ▼	1,320	37
M/I Homes ●	1,067	16
Mac-Gray	698	10
Maidenform Brands ●	1,360	35
Marcus	1,177	14
Marine Products ●	704	5
MarineMax ●	1,309	12
Martha Stewart Living ● ▼	1,615	6
Matthews International, Class A	1,846	65
McClatchy ● ▼	3,537	18
McCormick & Schmick’s Seafood Restaurants ●	905	8
Media General, Class A ● ▼	1,307	7
Mediacom Communications ●	2,582	23
Men’s Wearhouse ▼	3,124	82
Meritage Homes ● ▼	1,910	44
Midas ●	855	6
Modine Manufacturing ●	2,855	47
Monarch Casino & Resort ●	703	8
Monro Muffler Brake ▼	1,765	58
Morgans Hotel Group ●	1,523	14
Movado Group ● ▼	987	14
Multimedia Games ●	1,625	9
National American Universal Holdings	463	3
National Cinemedia	2,825	50
National Presto Industries ▼	292	37

36

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

New York & Company ●	1,324	$7
Nexstar Broadcasting Group ●	635	3
NutriSystem ▼	1,872	35
O’Charleys ●	1,013	7
OfficeMax ●	5,034	81
Orbitz Worldwide ●	1,171	6
Orient-Express Hotels, Class A ●	5,374	65
Outdoor Channel Holdings	886	7
Overstock.com ●	955	14
Oxford Industries	833	20
P.F. Chang’s China Bistro ▼	1,406	65
Pacific Sunwear of California ●	3,821	16
Papa John’s International ●	1,271	36
Peet’s Coffee & Tea ● ▼	696	27
Penske Automotive Group ●	2,624	44
Pep Boys	2,969	41
Perry Ellis International ● ▼	687	19
PetMed Express	1,380	21
Pier 1 Imports ● ▼	6,204	58
Pinnacle Entertainment ●	3,662	55
Playboy Enterprises, Class B ●	1,374	8
Polaris Industries ▼	1,849	142
Pool ▼	2,949	72
Pre-Paid Legal Services ▼ ●	482	32
Primedia	991	5
Princeton Review ●	1,107	1
Quiksilver ●	7,811	35
R.G. Barry	502	5
Radio One ●	1,860	2
RC2 ●	1,303	26
ReachLocal ● ▼	285	6
Red Lion Hotels ●	811	6
Red Robin Gourmet Burgers ●	947	20
Regis ▼	3,483	58
Rent-A-Center ▼	3,905	116
Rentrak ●	575	16
Retail Ventures ●	1,370	21
Ruby Tuesday ●	3,953	53
Rue21 ● ▼	871	26
Ruth’s Hospitality Group ●	1,689	8
Ryland Group	2,624	47
Saks ● ▼	7,694	90
Sally Beauty Holdings ●	5,729	75
Scholastic ▼	1,527	45
Scientific Games, Class A ● ▼	3,859	40
Sealy ● ▼	2,753	7
Select Comfort ●	3,242	33
Shiloh Industries	309	4
Shoe Carnival ●	516	13
Shuffle Master ●	3,271	34
Shutterfly ● ▼	1,594	53
Sinclair Broadcast Group, Class A	2,843	25
Skechers U.S.A., Class A ● ▼	2,021	42
Skyline	389	8
Smith & Wesson ●	3,546	13
Sonic ●	3,703	36
Sonic Automotive, Class A ● ▼	2,366	29
Sotheby’s Holdings, Class A ▼	3,978	160
Spartan Motors	1,978	12
Speedway Motorsports	791	11
Stage Stores	2,314	36
Standard Motor Products	1,163	14
Standard-Pacific ●	6,344	28
Stein Mart	1,558	12

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Steiner Leisure ●	920	$41
Steinway Musical Instruments ●	337	6
Steven Madden ●	1,492	57
Stewart Enterprises, Class A ▼	4,830	31
Stoneridge ●	918	14
Sturm, Ruger & Company ▼	1,161	17
Summer Infant ●	640	5
Superior Industries International	1,409	28
Supermedia ● ▼	760	5
Systemax ●	607	8
Talbots ● ▼	4,166	23
Tenneco ● ▼	3,595	149
Texas Roadhouse ● ▼	3,050	51
Timberland, Class A ●	2,477	66
Tower International ●	392	7
True Religion Apparel ● ▼	1,552	32
Tuesday Morning ●	1,760	9
U.S. Auto Parts Network ●	601	5
ULTA ● ▼	1,864	69
Under Armour, Class A ● ▼	2,020	121
UniFirst	835	47
Universal Electronics ●	822	22
Universal Technical Institute	1,187	22
Vail Resorts ● ▼	2,151	103
Valassis Communications ●	2,932	89
Value Line ▼	78	1
Vera Bradley ● ▼	470	16
Vitacost.com ● §	852	—
Vitamin Shoppe ●	946	30
Volcom ▼	1,151	19
Warnaco Group ●	2,635	135
Warner Music Group ● ▼	2,654	14
West Marine ● ▼	871	11
Westwood One ● ▼	312	2
Wet Seal, Class A ●	5,912	20
Weyco Group	424	10
Winmark	142	5
Winnebago Industries ●	1,774	26
Wolverine World Wide	2,943	94
World Wrestling Entertainment ▼	1,243	15
Zumiez ● ▼	1,151	27

		9,375

Consumer Staples – 2.6%
Alico	212	5
Alliance One International ●	5,484	21
Andersons	1,110	43
Arden Group, Class A	40	3
B & G Foods	2,821	38
Boston Beer, Class A ●	457	41
Bridgford Foods	105	1
Calavo Growers	562	13
Cal-Maine Foods ▼	761	22
Casey’s General Stores	2,235	95
Central Garden & Pet, Class A ●	3,360	32
Chiquita Brands International ● ▼	2,716	42
Coca-Cola Bottling	276	15
Darling International ●	5,014	68
Diamond Foods ▼	1,295	64
Dole Food ● ▼	2,131	30
Elizabeth Arden ●	1,378	35
Farmer Brothers	339	4
Fresh Del Monte Produce	2,354	62
Fresh Market ●	606	22
Griffin Land & Nurseries	186	5

37

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Hain Celestial Group ●	2,430	$65
Harbinger Group ●	551	3
Heckmann ● ▼	4,879	24
Imperial Sugar ▼	698	8
Ingles Markets, Class A	775	15
Inter Parfums	761	14
J&J Snack Foods	802	34
John B. Sanflippo & Son ●	469	5
Lancaster Colony ▼	1,148	64
Lifeway Foods ●	263	2
Limoneira ▼	481	11
Medifast ● ▼	791	19
MGP Ingredients	651	6
Nash-Finch	746	28
National Beverage	528	7
Natures Sunshine Product ● ▼	451	4
Nu Skin Enterprises, Class A	2,901	87
Nutraceutical International ●	664	9
Oil-Dri Corporation of America	313	6
Pantry ●	1,371	23
Pilgrims Pride ●	2,886	20
Prestige Brand Holdings ●	2,483	27
PriceSmart	974	36
Primo Water ●	483	6
Revlon ● ▼	634	6
Rite Aid ●	33,082	42
Ruddick	2,447	83
Sanderson Farms ▼	1,239	51
Schiff Nutrition International	523	4
Seneca Foods ● ▼	454	13
Smart Balance ● ▼	3,643	15
Snyders-Lance	1,534	32
Spartan Stores ▼	1,354	20
Spectrum Brands Holdings ●	1,080	35
Star Scientific ● ▼	5,723	9
Susser Holdings ●	421	6
Synutra International ● ▼	1,097	13
The Female Health	1,058	5
Tootsie Roll Industries ▼	1,427	40
TreeHouse Foods ● ▼	1,923	92
United Natural Foods ●	2,563	95
Universal ▼	1,425	54
USANA Health Sciences ●	358	14
Vector Group ▼	2,410	39
Village Super Market	371	12
WD-40 Company	962	38
Weis Markets	618	24
Winn Dixie Stores ●	3,322	21

		1,947

Energy – 6.2%
Abraxas Petroleum ● ▼	3,991	19
Allis Chalmers Energy ●	2,214	17
Alon USA Energy ▼	454	4
Apco Oil & Gas International ▼	557	35
Approach Resources ●	1,027	27
ATP Oil & Gas ● ▼	2,640	45
Basic Energy Services ● ▼	1,377	25
Berry Petroleum, Class A ▼	3,068	143
Bill Barrett ●	2,723	112
BPZ Energy ● ▼	5,644	32
Brigham Exploration ●	6,907	205
Bristow Group ●	2,124	109
Cal Dive International ●	5,591	34
Callon Petroleum ● ▼	1,706	15

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Camac Energy ● ▼	2,828	$5
Carbo Ceramics ▼	1,158	133
Carrizo Oil & Gas ●	2,063	70
Cheniere Energy ● ▼	3,296	24
Clayton Williams Energy ●	358	32
Clean Energy Fuels ●	2,333	28
Cloud Peak Energy ●	1,852	42
Complete Production Services ●	4,614	129
Contango Oil & Gas Company ●	727	42
Contango ORE ● ▼	72	1
Crosstex Energy	2,215	19
CVR Energy ●	1,348	23
Dawson Geophysical ●	474	16
Delek US Holdings ▼	731	6
Delta Petroleum ● ▼	10,847	8
DHT Maritime ▼	3,026	15
Dril-Quip ●	2,015	155
Energy Partners ●	1,717	28
Energy XXI ●	4,313	124
Evolution Petroleum ●	876	6
FX Energy ●	2,469	23
Gastar Exploration ●	2,588	11
General Maritime ▼	4,645	14
GeoResources ●	770	21
Global Geophysical Services ●	445	5
Global Industries ●	6,083	49
GMX Resources ●	1,880	10
Golar LNG ▼	2,055	36
Goodrich Petroleum ● ▼	1,493	32
Green Plains Renewable Energy ● ▼	951	11
Gulf Island Fabrication	849	23
Gulfmark Offshore, Class A ●	1,311	50
Gulfport Energy ●	1,536	37
Hallador Energy Company ▼	225	2
Harvest Natural Resources ● ▼	1,993	22
Helix Energy Solutions Group ●	6,205	77
Hercules Offshore ●	6,992	23
Hornbeck Offshore Services ●	1,348	32
Houston American Energy ▼	1,070	17
International Coal Group ● ▼	7,788	72
Ion Geophysical ● ▼	7,762	74
Isramco ●	65	4
James River Coal ● ▼	1,684	38
Key Energy Services ●	7,536	100
Knightsbridge Tankers ▼	994	24
Kodiak Oil & Gas ● ▼	10,473	67
L & L Energy ● ▼	1,105	9
Lufkin Industries ▼	1,724	115
Magnum Hunter Resources ● ▼	3,123	22
Matrix Service ●	1,512	17
McMoRan Exploration ●	5,638	88
Miller Petroleum ●	1,264	6
Natural Gas Services Group ●	709	13
Newpark Resources ●	5,275	32
Nordic American Tanker Shipping ▼	2,573	63
Northern Oil & Gas ●	3,181	88
Oasis Petroleum ● ▼	2,794	89
Overseas Shipholding Group ▼	1,517	50
OYO Geospace ●	247	24
Panhandle Oil And Gas	398	11
Parker Drilling ● ▼	7,077	31
Patriot Coal ● ▼	4,638	121
Penn Virginia	2,697	47
Petroleum Development ● ▼	1,309	60

38

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

PetroQuest Energy ● ▼	3,243	$25
PHI ●	793	16
Pioneer Drilling ●	3,212	28
RAM Energy Resources ●	3,292	6
Rentech ● ▼	12,797	16
Resolute Energy ● ▼	2,254	41
Rex Energy ●	1,903	23
Rex Stores ●	493	7
Rosetta Resources ●	3,188	127
RPC ▼	2,803	49
Scorpio Tankers ●	769	8
Seahawk Drilling ●	636	4
Ship Finance International ▼	2,653	53
Stone Energy ●	2,516	59
Swift Energy ●	2,281	97
Syntroleum ●	3,848	6
Teekay Tankers, Class A ▼	1,605	19
Tesco ●	1,791	27
TETRA Technologies ●	4,589	52
Transatlantic Petroleum ● ▼	8,739	25
Union Drilling ●	761	6
Uranium Energy ● ▼	3,595	19
USEC ● ▼	6,851	38
Vaalco Energy ●	3,605	26
Vantage Drilling ●	7,380	14
Venoco ●	1,187	25
W&T Offshore ▼	2,071	42
Warren Resources ●	4,309	24
Western Refining ● ▼	3,027	37
Willbros Group ● ▼	2,814	34
World Fuel Services ▼	3,605	135

		4,576

Financials – 19.4%
1st Source	834	16
1st United Bancorp ●	1,301	9
Abington Bancorp	1,325	16
Acadia Realty Trust – REIT ▼	2,418	45
Advance America Cash Advance Centers	3,263	20
Agree Realty – REIT	516	12
Alexander’s – REIT ▼	132	53
Alliance Financial	251	7
Alterra Capital Holdings ▼	5,717	123
American Campus Communities – REIT ▼	3,859	125
American Capital ● ▼	20,403	167
American Capital Agency – REIT	4,728	136
American Equity Investment Life Holding ▼	3,463	44
American National Bankshares ▼	372	8
American Safety Insurance Holdings ●	576	12
Ameris Bancorp ● ▼	1,418	13
Amerisafe ●	1,150	20
Ames National ▼	349	6
Amtrust Financial Services	1,386	26
Anworth Mortgage Asset – REIT	6,976	48
Apollo Commercial Real Estate Finance – REIT	1,040	17
Apollo Investment	11,503	136
Argo Group International Holdings	1,853	66
Arlington Asset Investment, Class A ▼	400	10
Arrow Financial ▼	532	12
Artio Global Investments	1,672	24
Ashford Hospitality Trust – REIT ●	2,679	26
Asset Acceptance Capital ●	966	6
Associated Estates Realty – REIT	2,449	36
Asta Funding	627	5
Astoria Financial	5,124	73

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Avatar Holdings ●	475	$9
Baldwin & Lyons, Class B	402	9
BancFirst	411	17
Banco Latinoamericano de Exportaciones	1,670	29
Bancorp Bank ●	1,208	11
Bancorp Rhode Island	222	7
Bank Mutual	3,041	13
Bank of Marin Bancorp ▼	316	11
Bank of the Ozarks ▼	794	34
BankFinancial	1,099	10
Beneficial Mutual Bancorp ●	1,775	16
Berkshire Hills Bancorp	836	18
BGC Partners, Class A ▼	3,385	27
BioMed Realty Trust – REIT	7,745	138
Blackrock Kelso Capital	3,878	45
BofI Holding ● ▼	418	6
Boston Private Financial Holdings ▼	4,415	30
Bridge Bancorp	379	9
Brookline Bancorp	3,346	36
Bryn Mawr Bank	373	7
Calamos Asset Management, Class A ▼	1,416	22
California First National Bancorp	112	2
Camden National	465	16
Campus Crest Communities – REIT ▼	1,804	24
Capital City Bank Group	662	8
Capital Southwest	178	17
CapLease – REIT	3,455	19
Capstead Mortgage – REIT	3,873	49
Cardinal Financial	1,642	18
Cardtronics ●	1,600	27
Cash America International ▼	1,754	71
Cathay General Bancorp ▼	4,756	82
CBL & Associates Properties – REIT ▼	8,193	140
Cedar Shopping Centers – REIT	3,240	20
Center Financial ● ▼	2,107	15
Centerstate Banks of Florida	1,121	8
Century Bancorp	215	6
Chatham Lodging Trust – REIT	510	8
Chemical Financial	1,312	27
Chesapeake Lodging Trust – REIT	887	16
Citizens ● ▼	2,297	16
Citizens & Northern ▼	717	11
Citizens Banking ●	23,787	15
City Holdings ▼	936	33
Clifton Savings Bancorp ▼	589	7
CNA Surety ●	1,001	24
CNB Financial ▼	722	10
CNO Financial Group ● ▼	13,341	84
CoBiz Financial ▼	1,784	11
Cogdell Spencer – REIT	2,552	15
Cohen & Steers ▼	1,049	30
Colonial Properties Trust – REIT	4,472	86
Colony Financial – REIT	870	18
Columbia Banking System	2,360	47
Community Bank System ▼	1,991	50
Community Trust Bancorp	871	25
Compass Diversified Trust ▼	1,964	34
CompuCredit Holdings ● ▼	641	4
Consolidated-Tomoka Land	330	9
Coresite Realty – REIT ●	1,160	17
Cousins Properties – REIT ▼	5,381	46
Cowen Group ●	2,149	10
Crawford & Company ●	1,307	5
Credit Acceptance ●	295	17

39

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

CreXus Investment – REIT	823	$11
CVB Financial ▼	5,177	43
Cypress Sharpridge Investments – REIT	1,873	24
Danvers Bancorp	967	21
DCT Industrial Trust – REIT ▼	12,347	68
Delphi Financial Group, Class A	2,820	81
Diamond Hill Investment Group ▼	143	10
DiamondRock Hospitality – REIT ●	9,768	118
Dime Community Bancshares	1,574	24
Dollar Financial ● ▼	1,410	43
Donegal Group, Class A	937	12
Doral Financial ●	1,118	1
Duff & Phelps, Class A	1,618	27
DuPont Fabros Technology – REIT ▼	2,431	56
Dynex Capital – REIT	1,584	17
Eagle Bancorp ● ▼	913	12
EastGroup Properties – REIT	1,448	63
Education Realty Trust – REIT	4,258	33
eHealth ● ▼	1,461	18
EMC Insurance Group	349	8
Employers Holdings	2,536	43
Encore Bancshares ●	477	6
Encore Capital Group ●	827	19
Enstar Group ●	407	34
Enterprise Financial Services	882	11
Entertainment Properties Trust – REIT	2,792	128
Epoch Holdings	774	11
Equity Lifestyle Properties – REIT	1,541	88
Equity One – REIT ▼	2,278	42
ESB Financial	560	8
Essa Bancorp	921	12
Evercore Partners, Class A ▼	929	30
Excel Trust – REIT ▼	889	11
Extra Space Storage – REIT ▼	5,268	101
EZCORP, Class A ●	2,633	71
F.N.B. ▼	6,873	69
FBL Financial Group, Class A	927	26
FBR Capital Markets ●	3,120	12
Federal Agricultural Mortgage, Class C ▼	572	9
FelCor Lodging Trust – REIT ●	5,758	40
Fifth Street Finance ▼	3,232	43
Financial Engines ● ▼	766	17
Financial Institutions ▼	638	12
First American Financial	6,167	96
First Bancorp	532	8
First Bancorp – North Carolina ▼	836	13
First BanCorp of Puerto Rico ● ▼	1,257	6
First Busey ▼	3,104	15
First Cash Financial Services ● ▼	1,787	59
First Commonwealth Financial	5,188	33
First Community Bancshares	849	11
First Financial	709	22
First Financial Bancorp	3,503	59
First Financial Bankshares ▼	1,230	61
First Financial Holdings	970	10
First Industrial Realty Trust – REIT ●	3,755	38
First Interstate Bancsystem	737	10
First Marblehead ●	3,286	7
First Merchants	1,514	14
First Mercury Financial	819	13
First Midwest Bancorp	4,463	52
First of Long Island	329	9
First Potomac Realty Trust – REIT	2,946	47
First South Bancorp	443	3

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

FirstMerit	6,395	$117
Flagstar Bancorp ●	2,783	4
Flagstone Reinsurance Holdings	2,792	34
Flushing Financial	1,836	26
Forestar Real Estate Group ●	2,186	41
Fox Chase Bancorp ●	368	5
FPIC Insurance Group ●	580	21
Franklin Street Properties – REIT ▼	4,072	61
GAMCO Investors	441	20
German American Bancorp ▼	675	12
Gerova Financial Group ● ▼	79	2
Getty Realty – REIT ▼	1,252	36
GFI Group	4,116	21
Glacier Bancorp ▼	3,966	56
Gladstone Capital	1,286	14
Gladstone Commercial – REIT	523	10
Gladstone Investment	1,347	10
Gleacher ●	4,618	10
Glimcher Realty Trust – REIT ▼	5,951	52
Global Indemnity ●	817	16
Golub Capital BDC	440	7
Government Properties Income Trust – REIT	1,263	33
Great Southern Bancorp ▼	612	13
Greene County Bancshares ● ▼	702	2
Greenlight Capital ●	1,625	46
Hallmark Financial Services ●	690	6
Hancock Holding ▼	1,725	57
Hanmi Financial ●	6,075	8
Harleysville Group	688	24
Harris & Harris Group ●	1,831	9
Hatteras Financial – REIT ▼	2,973	85
Healthcare Realty Trust – REIT ▼	3,420	72
Heartland Financial USA ▼	895	15
Hercules Technology Growth Capital	2,155	23
Heritage Financial	108	1
Heritage Financial ●	560	8
Hersha Hospitality Trust – REIT	7,970	53
HFF ●	1,132	14
Highwoods Properties – REIT ▼	4,319	142
Hilltop Holdings ●	2,401	24
Home Bancorp ●	545	8
Home Bancshares	1,173	24
Home Federal Bancorp	1,019	11
Home Properties – REIT ▼	2,089	116
Horace Mann Educators	2,655	46
Hudson Pacific Properties – REIT ▼	873	13
Hudson Valley Holding	776	17
IBERIABANK ▼	1,616	92
Independent Bank ▼	1,275	35
Infinity Property & Casualty	759	45
Inland Real Estate – REIT	4,287	40
International Assets Holding ● ▼	765	18
International Bancshares ▼	3,179	60
Invesco Mortgage Capital – REIT	2,666	60
Investment Technology Group ●	2,586	48
Investors Bancorp ●	2,905	39
Investors Real Estate Trust – REIT ▼	4,452	40
iStar Financial – REIT ●	5,542	44
JMP Group	893	7
Kaiser Federal Financial Group	176	2
Kansas City Life Insurance	248	8
KBW	2,125	57
Kearny Financial	899	8
Kennedy-Wilson Holdings – REIT ● ▼	1,232	13

40

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Kilroy Realty – REIT ▼	3,223	$123
Kite Realty Group Trust – REIT	3,219	17
Knight Capital Group, Class A ● ▼	5,669	79
LaBranche ●	2,027	8
Ladenburg Thalman Financial Services ● ▼	5,412	6
Lakeland Bancorp	1,502	14
Lakeland Financial	890	18
LaSalle Hotel Properties – REIT ▼	4,217	117
Lexington Corporate Properties Trust – REIT ▼	6,233	53
Life Partners Holdings ▼	503	5
LTC Properties – REIT	1,413	39
Maiden Holdings	2,858	23
Main Street Capital ▼	735	14
MainSource Financial Group	1,125	10
MarketAxess Holdings	1,935	39
Marlin Business Services ●	509	7
MB Financial ▼	3,029	60
MCG Capital	4,432	30
Meadowbrook Insurance Group	3,503	33
Medallion Financial	806	6
Medical Properties Trust – REIT	6,720	74
Merchants Bancshares	291	8
Meridian Interstate Bancorp ● ▼	580	7
Metro Bancorp ●	801	10
MF Global Holdings ● ▼	6,834	57
MFA Financial – REIT	17,094	140
MGIC Investment ● ▼	11,895	100
Mid-America Apartment Communities – REIT	1,721	110
Midsouth Bancorp	396	5
MidWestOne Financial Group ▼	410	6
Mission West Properties – REIT	1,056	7
Monmouth Real Estate Investment, Class A – REIT	1,577	13
Montpelier Holdings ▼	4,271	85
MPG Office Trust – REIT ● ▼	4,926	18
MVC Capital	1,371	19
Nara Bancorp ●	2,252	22
NASB Financial ▼	288	4
National Bankshares ▼	422	12
National Financial Partners ● ▼	2,676	34
National Health Investors – REIT	1,569	72
National Interstate	266	6
National Penn Bancshares	7,628	62
National Retail Properties – REIT ▼	4,874	121
National Western Life Insurance, Class A	151	26
Navigators Group ●	650	32
NBT Bancorp	1,990	46
Nelnet, Class A	1,567	35
Netspend Holdings ●	1,789	26
NewAlliance Bancshares	6,347	95
Newcastle Investment – REIT ●	3,680	25
Newstar Financial ●	1,688	16
NGP Capital Resources	1,221	11
Northfield Bancorp ▼	1,067	14
NorthStar Realty Finance – REIT ▼	4,477	23
Northwest Bancshares	6,502	76
OceanFirst Financial	479	7
Ocwen Financial ● ▼	4,404	44
Old National Bancorp	5,256	56
OMEGA Healthcare Investors – REIT	5,518	123
OmniAmerican Bancorp ●	720	11
One Liberty Properties – REIT	500	8
Oppenheimer Holdings	576	15
optionsXpress Holdings	2,576	38
Oriental Financial Group	2,923	35

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Oritani Financial	3,297	$40
Orrstown Financial Services	384	10
Pacific Continental	1,122	11
PacWest Bancorp ▼	1,625	32
Park National	641	42
Parkway Properties – REIT	1,221	21
Peapack-Gladstone Financial	473	6
Pebblebrook Hotel Trust – REIT ●	2,195	45
PennantPark Investment	2,106	25
Penns Woods Bancorp	233	9
Pennsylvania Real Estate Investment Trust – REIT	3,282	45
Pennymac Mortgage Investment Trust – REIT	1,013	19
Penson Worldwide ● ▼	1,190	6
Peoples Bancorp ▼	629	9
PHH ● ▼	3,316	79
Phoenix Companies ●	7,050	18
PICO Holdings ●	1,378	43
Pinnacle Financial Partners ● ▼	2,002	28
Piper Jaffray Companies ●	1,023	43
Platinum Underwriters Holdings ▼	2,425	107
PMI Group ●	8,503	25
Porter Bancorp	181	2
Portfolio Recovery Associates ● ▼	1,008	73
Post Properties – REIT ▼	2,920	108
Potlatch – REIT ▼	2,423	90
Presidential Life	1,519	14
Primerica ▼	1,428	35
Primus Guaranty ●	1,293	6
PrivateBancorp ▼	3,208	49
ProAssurance ●	1,812	106
Prospect Capital ▼	3,969	45
Prosperity Bancshares	2,812	114
Provident Financial Services ▼	3,471	51
Provident New York Bancorp	2,388	22
PS Business Parks – REIT	939	55
Pzena Investment Management	470	3
Radian Group ▼	7,980	57
RAIT Financial Trust – REIT ▼	5,747	15
Ramco-Gershenson Properties Trust – REIT	2,251	29
Redwood Trust – REIT ▼	4,726	71
Renasant ▼	1,227	19
Republic Bancorp, Class A	604	12
Resource Capital – REIT	2,908	21
Retail Opportunity Investments	2,480	24
RLI ▼	1,088	59
Rockville Financial	499	7
Rodman & Renshaw Capital Group ● ▼	946	2
Roma Financial	476	5
S&T Bancorp ▼	1,436	31
Sabra Health Care – REIT ●	1,379	26
Safeguard Scientifics ●	1,259	21
Safety Insurance Group	803	38
Sanders Morris Harris Group	1,098	8
Sandy Spring Bancorp ▼	1,456	28
Saul Centers – REIT ▼	375	18
SCBT Financial ▼	741	23
SeaBright Insurance Holdings	1,197	12
Selective Insurance Group	3,182	57
Sierra Bancorp	535	6
Signature Bank ●	2,413	126
Simmons First National, Class A	1,009	28
Solar Capital	339	8
Southside Bancshares	823	18
Southwest Bancorp ●	1,164	16

41

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Sovran Self Storage – REIT	1,676	$64
Starwood Property Trust – REIT	4,225	95
State Auto Financial	866	13
State Bancorp	777	7
StellarOne	1,384	20
Sterling Bancorp	1,617	16
Sterling Bancshares ▼	5,441	48
Stewart Information Services ▼	987	11
Stifel Financial ● ▼	2,017	129
Strategic Hotels & Resorts – REIT ●	8,341	46
Student Loan, escrow shares ● §	237	1
Suffolk Bancorp ▼	629	13
Sun Communities – REIT ▼	1,127	37
Sunstone Hotel Investors – REIT ●	6,964	71
Susquehanna Bancshares	7,649	73
SVB Financial Group ● ▼	2,484	130
SWS Group	1,467	7
SY Bancorp ▼	841	20
Tanger Factory Outlet Centers – REIT ▼	4,886	128
Taylor Capital Group ● ▼	569	6
Tejon Ranch ●	715	19
Terreno Realty – REIT ●	526	9
Territorial Bancorp	747	14
Texas Capital Bancshares ●	2,172	53
THL Credit	534	7
Thomas Properties Group ●	2,090	8
TICC Capital	1,595	20
Tompkins Trustco	501	20
Tower Bancorp	361	8
Tower Group	2,467	64
Townebank Portsmouth ▼	1,395	21
TradeStation Group ●	2,424	17
Triangle Capital ▼	879	18
TriCo Bancshares	872	13
TrustCo Bank Corporation of New York ▼	4,675	28
Trustmark ▼	3,499	84
Two Harbors Investment – REIT	2,386	24
UMB Financial	1,882	76
UMH Properties – REIT	618	6
Umpqua Holdings ▼	6,795	75
Union First Market Bankshares ▼	1,058	13
United Bankshares ▼	2,328	66
United Community Banks ●	5,592	9
United Financial Bancorp	965	15
United Fire & Casualty	1,323	26
Universal Health Realty Income Trust – REIT	866	31
Universal Insurance Holdings	805	4
Univest Corporation of Pennsylvania	1,002	17
Urstadt Biddle Properties – REIT, Class A	1,658	32
U-Store-It Trust – REIT	5,546	54
ViewPoint Financial Group	852	11
Virginia Commerce Bancorp ●	1,191	7
Virtus Investment Partners ●	353	17
Walter Investment Management – REIT	2,136	39
Washington Banking ▼	908	12
Washington Real Estate Investment Trust – REIT ▼	3,413	105
Washington Trust Bancorp	789	16
Waterstone Financial ●	389	1
Webster Financial	3,874	89
WesBanco	1,463	28
West Bancorporation	945	7
West Coast Bancorp – Oregon ● ▼	5,562	18
Westamerica Bancorporation ▼	1,687	84
Western Alliance Bancorp ●	3,885	29

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Westfield Financial	1,724	$15
Westwood Holdings	342	12
Whitney Holding ▼	5,724	76
Wilshire Bancorp ▼	1,310	8
Winthrop Realty Trust – REIT	1,351	17
Wintrust Financial ▼	1,822	60
World Acceptance ● ▼	950	53
WSFS Financial	290	13

		14,377

Health Care – 11.6%
Abaxis ●	1,335	35
ABIOMED ● ▼	1,993	20
Accelrys ●	3,074	25
Accretive Health ● ▼	690	13
Accuray ●	3,034	26
Acorda Therapeutics ●	2,319	51
Acura Pharmaceuticals ●	442	1
Aegerion Pharmaceuticals ●	340	4
Affymax ●	1,220	8
Affymetrix ●	4,311	21
Air Methods ●	647	33
Akorn ● ▼	3,256	16
Albany Molecular Research ●	1,421	7
Alexza Pharmaceuticals ● ▼	2,577	4
Align Technology ● ▼	3,470	72
Alimera Sciences ●	389	4
Alkermes ●	5,764	74
Alliance Imaging ●	1,601	7
Allied Healthcare International ●	2,743	7
Allos Therapeutics ● ▼	4,665	16
Almost Family ●	486	16
Alnylam Pharmaceuticals ● ▼	2,197	23
Alphatec Holdings ● ▼	3,015	7
AMAG Pharmaceuticals ●	1,268	23
Amedisys ● ▼	1,667	57
America Service Group	504	9
American Dental Partners ●	789	10
American Medical Systems ● ▼	4,502	88
AMERIGROUP ● ▼	3,069	161
AMN Healthcare Services ●	1,944	11
Amsurg, Class A ●	1,869	39
Amyris ●	53	2
Anacor Pharmaceuticals ●	709	5
Analogic	780	40
AngioDynamics ●	1,490	24
Antares Pharma ●	4,180	7
Anthera Pharmaceuticals ●	341	1
Aoxing Pharmaceutical ● ▼	1,434	3
Ardea Biosciences ●	813	22
Arena Pharmaceuticals ● ▼	7,164	11
Ariad Pharmaceuticals ● ▼	7,486	48
ArQule ●	2,895	18
Array BioPharma ●	3,152	9
ArthroCare ● ▼	1,599	45
AspenBio Pharma ● ▼	2,120	1
Assisted Living Concepts, Class A ●	584	19
Athenahealth ● ▼	1,964	84
Atrion	81	14
Auxilium Pharmaceuticals ● ▼	2,475	56
AVANIR Pharmaceuticals ● ▼	5,497	22
Aveo Pharmaceuticals ●	649	9
AVI BioPharma ● ▼	6,550	14
BioCryst Pharmaceuticals ● ▼	1,713	7
Biodel ▼ ●	928	2

42

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Biomimetic Therapeutics ●	777	$10
Bio-Reference Laboratories ● ▼	1,446	33
BioSante Pharmaceuticals ● ▼	4,773	9
BioScrip ●	2,551	13
Biospecifics Technologies ● ▼	236	6
BioTime ●	1,496	12
BMP Sunstone ●	1,974	20
Bruker BioSciences ●	4,311	75
Cadence Pharmaceuticals ● ▼	1,557	12
Caliper Life Sciences ●	2,662	17
Cambrex ●	1,692	8
Cantel Medical	726	15
Capital Senior Living ●	1,382	9
Caraco Pharmaceutical Laboratories ●	511	2
Cardionet ●	1,428	6
Catalyst Health Solutions ●	2,237	97
Celera ● ▼	4,990	31
Celldex Therapeutics ●	1,886	7
Centene ●	2,912	81
Cepheid ● ▼	3,533	84
Cerus ● ▼	2,789	9
Chelsea Therapeutics International ● ▼	2,278	14
Chemed	1,345	84
Chindex International ● ▼	812	13
Clinical Data ● ▼	657	20
Codexis ●	650	6
Complete Genomics ●	355	3
Computer Programs & Systems	538	28
Conceptus ● ▼	1,861	25
CONMED ●	1,771	46
Continucare ●	1,786	7
Corcept Therapeutics ●	1,834	7
Cornerstone Therapeutics ●	398	2
Corvel ●	413	21
Cross Country Healthcare ●	1,784	13
CryoLife ●	1,618	8
Cubist Pharmaceuticals ●	3,514	77
Cumberland Pharmaceuticals ●	733	5
Curis ● ▼	4,487	12
Cutera ●	811	7
Cyberonics ● ▼	1,667	55
Cynosure ●	518	6
Cytokinetics ●	2,526	5
Cytori Therapeutics ● ▼	2,721	15
Cytrx ● ▼	6,476	5
Delcath Systems ● ▼	2,589	25
DepoMed ● ▼	3,100	26
DexCom ●	3,633	51
Dionex ●	1,066	126
Durect ●	5,012	16
Dyax ●	5,436	10
Dynavax Technologies ●	5,640	17
Dynavox ●	556	3
Emergent Biosolutions ●	995	21
Emeritus ● ▼	1,144	22
Endologix ●	2,945	17
Ensign Group	671	16
Enzo Biochem ●	1,884	9
Enzon Pharmaceuticals ● ▼	2,939	33
eResearchTechnology ●	2,513	16
Eurand ●	1,086	13
Exact Sciences ●	2,718	15
Exactech ●	442	7
Examworks Group ●	698	15

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Exelixis ●	6,492	$56
Five Star Quality Care ●	1,874	12
Furiex Pharmaceuticals ●	521	9
Genomic Health ● ▼	816	18
Genoptix ●	1,028	26
Gentiva Health Services ●	1,681	39
Geron ● ▼	6,956	34
Greatbatch ● ▼	1,414	33
Haemonetics ●	1,490	88
Halozyme Therapeutics ● ▼	4,126	28
Hanger Orthopedic Group ●	1,516	31
Hansen Medical ●	2,203	4
HealthSouth ●	5,554	126
Healthspring ●	3,439	105
Healthways ●	2,044	24
Heartware International ● ▼	556	52
Hi-Tech Pharmaceutical ●	589	13
HMS Holdings ●	1,577	101
ICU Medical ●	693	27
Idenix Pharmaceuticals ●	2,119	9
Immucor ●	4,147	82
ImmunoGen ● ▼	4,021	33
Immunomedics ● ▼	3,946	13
Impax Laboratories ●	3,700	86
Incyte ● ▼	5,247	77
Indevus Pharmaceuticals, escrow shares ● §	4,270	—
Infinity Pharmaceuticals ●	1,093	6
Inhibitex ●	2,920	7
Inovio Pharmaceuticals ●	4,759	6
Inspire Pharmaceuticals ●	3,705	15
Insulet ● ▼	2,381	41
Integra LifeSciences ●	1,149	53
InterMune ●	2,691	101
Invacare ▼	1,736	48
IPC The Hospitalist ●	982	36
IRIS International ●	1,070	11
Ironwood Pharmaceuticals ● ▼	1,146	12
Isis Pharmaceuticals ● ▼	5,679	52
Jazz Pharmaceuticals ●	886	20
Kendle International ●	905	10
Kensey Nash ●	597	14
Keryx Biopharmaceuticals ● ▼	3,029	12
Kindred Healthcare ●	2,379	45
Landauer	548	32
Lannett ●	616	3
LCA-Vision ●	1,003	7
Lexicon Pharmaceuticals ● ▼	11,734	20
LHC Group ● ▼	925	25
Ligand Pharmaceuticals ●	1,151	10
Luminex ●	2,225	38
Magellan Health Services ●	2,003	97
Mako Surgical ● ▼	1,800	28
MannKind ● ▼	3,949	19
Map Pharmaceuticals ●	928	14
Martek Biosciences ●	2,021	64
Masimo ▼	3,094	93
Maxygen	1,542	6
MedAssets ●	2,405	47
MedCath ●	1,218	16
Medical Action Industries ●	864	7
Medicines ●	3,217	50
Medicis Pharmaceutical, Class A	3,588	91
Medidata Solutions ●	1,116	28
Medivation ●	2,018	28

43

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

MedQuist	558	$5
Mela Sciences ●	1,367	4
Merge Healthcare ●	3,064	13
Meridian Bioscience	2,470	54
Merit Medical Systems ●	1,703	25
Metabolix ● ▼	1,587	14
Metropolitan Health Networks ●	2,463	11
Micromet ●	5,364	35
Molina Healthcare ●	813	25
Momenta Pharmaceuticals ● ▼	2,589	33
MWI Veterinary Supply ●	657	41
NABI Biopharmaceuticals ●	2,656	15
Nanosphere ●	1,011	4
National Healthcare	471	21
National Research	97	3
Natus Medical ●	1,707	26
Nektar Therapeutics ●	5,707	64
Neogen ●	1,174	42
Neostem ●	1,507	2
Neuralstem ● ▼	2,724	5
Neurocrine Biosciences ●	2,909	21
NeurogesX ● ▼	630	3
Novavax ● ▼	5,021	11
NPS Pharmaceuticals ●	3,963	40
NuPathe ●	212	2
NuVasive ● ▼	2,324	65
NxStage Medical ●	1,462	35
Nymox Pharmaceutical ● ▼	1,098	8
Obagi Medical Products ●	963	10
Omeros ● ▼	1,113	7
Omnicell ●	1,846	26
Onyx Pharmaceuticals ● ▼	3,765	133
Opko Health ●	5,255	21
Optimer Pharmaceuticals ● ▼	1,979	22
OraSure Technologies ●	2,623	17
Orexigen Therapeutics ● ▼	1,802	16
Orthofix International ●	1,043	30
Orthovita ●	3,880	8
Osiris Therapeutics ● ▼	1,022	7
Owens & Minor	3,743	111
Pacific Biosciences ● ▼	898	14
Pain Therapeutics ● ▼	2,014	12
Palomar Medical Technologies ● ▼	1,061	16
Par Pharmaceutical Companies ●	2,026	72
PAREXEL ●	3,508	81
PDI ●	526	4
PDL BioPharma	7,285	36
Peregrine Pharmaceuticals ● ▼	3,773	9
Pharmacyclics ● ▼	2,254	11
Pharmasset ●	1,740	84
Pharmerica ●	1,860	21
POZEN ●	1,514	9
Progenics Pharmaceutical ●	1,548	9
PSS World Medical ●	3,392	81
Pure Bioscience ● ▼	2,068	4
Quality Systems ▼	1,119	89
Questcor Pharmaceuticals ● ▼	3,265	50
Quidel ● ▼	1,282	17
RehabCare Group ●	1,493	37
Rigel Pharmaceuticals ●	3,004	20
Rochester Medical ●	610	7
RTI Biologics ●	3,126	8
Rural/Metro ●	1,133	16
Salix Pharmaceuticals ●	3,383	139

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Sangamo BioSciences ●	2,699	$21
Santarus ●	3,161	10
Savient Pharmaceuticals ● ▼	4,017	37
Sciclone Pharmaceuticals ●	2,178	9
Seattle Genetics ● ▼	5,075	83
Select Medical Holdings ●	2,981	20
Senomyx ● ▼	2,291	14
Sequenom ● ▼	5,831	40
SIGA Technologies ● ▼	2,029	23
Sirona Dental Systems ●	1,986	87
Skilled Healthcare Group, Class A ●	1,215	13
Solta Medical ●	3,524	10
Somaxon Pharmaceuticals ● ▼	2,158	7
SonoSite ●	813	27
Spectranetics ●	1,872	9
Spectrum Pharmaceuticals ● ▼	2,937	18
Staar Surgical ● ▼	2,069	11
StemCells ● ▼	7,605	7
Stereotaxis ● ▼	1,731	6
STERIS	3,516	122
Sucampo Pharmaceuticals ●	656	3
Sun Healthcare Group ●	1,379	17
Sunrise Senior Living ● ▼	3,314	27
SuperGen ●	3,603	11
SurModics ●	939	11
Symmetry Medical ●	2,183	21
Syneron Medical ●	2,111	22
Synovis Life Technologies ●	676	10
Synta Pharmaceuticals ● ▼	1,324	7
Targacept ●	1,415	36
Team Health Holdings ●	909	14
The Provident Service ●	748	11
Theravance ● ▼	3,709	78
TomoTherapy ●	2,812	9
Transcend Services ●	542	10
Transcept Pharmaceuticals ●	318	3
Triple-S Management ●	1,253	23
U.S. Physical Therapy ●	644	12
Unilife ●	2,870	14
Universal American Financial	1,898	38
Vanda Pharmaceuticals ● ▼	1,626	13
Vascular Solutions ●	987	10
Vical ●	4,217	8
ViroPharma ●	4,720	77
Vital Images ●	972	13
Vivus ● ▼	4,850	43
Volcano ●	2,946	77
WellCare Health Plans ●	2,575	77
West Pharmaceutical Services ▼	1,997	80
Wright Medical Group ●	2,320	34
XenoPort ● ▼	1,628	13
Young Innovations	332	10
Zalicus ●	3,903	8
Ziopharm Oncology ● ▼	2,898	17
Zogenix ●	405	2
Zoll Medical ● ▼	1,285	53

		8,554

Industrials – 14.5%
3D Systems ● ▼	1,044	30
A.O. Smith	2,007	86
A123 Systems ● ▼	4,310	39
AAON	780	21
AAR ●	2,360	63
ABM Industries	3,055	78

44

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Acacia Research ●	1,949	$48
ACCO Brands ●	3,327	27
Aceto	1,511	13
Actuant, Class A ▼	4,129	114
Acuity Brands ▼	2,581	142
Administaff	1,305	37
Advanced Battery Technologies ● ▼	3,385	13
Advisory Board ●	929	46
AeroVironment ●	982	28
Air Transport Services Group ● ▼	3,389	25
Aircastle	3,012	32
AirTran Holdings ● ▼	8,056	60
Alamo Group	388	10
Alaska Air Group ●	2,123	126
Albany International, Class A	1,727	39
Allegiant Travel ▼	880	41
Altra Holdings ●	1,627	34
Amerco ●	524	48
Ameresco, Class A ●	434	7
American Railcar Industries ●	529	10
American Reprographics ●	2,118	17
American Science & Engineering	560	49
American Superconductor ● ▼	2,945	80
American Woodmark ▼	537	10
Ameron International	538	37
Ampco-Pittsburgh	485	12
APAC Customer Services ●	1,550	9
Apogee Enterprises	1,682	21
Applied Energetics ●	4,600	3
Applied Industrial Technology	2,577	82
Applied Signal Technology	793	30
Argan ●	451	4
Arkansas Best	1,543	39
Astec Industries ●	1,104	33
Astronics ●	564	13
Atlas Air Worldwide Holdings ●	1,532	78
Avis Budget Group ● ▼	6,207	86
AZZ	741	30
Badger Meter ▼	904	37
Baltic Trading Limited	969	8
Barnes Group	2,782	55
Barrett Business Services	467	7
Beacon Roofing Supply ●	2,749	50
Belden	2,775	96
Blount International ●	2,838	43
BlueLinx Holdings ●	708	3
Brady, Class A	2,921	96
Briggs & Stratton	3,038	61
Brinks	2,842	77
Broadwind Energy ● ▼	5,494	10
Builders FirstSource ●	2,566	6
CAI International ●	593	11
Capstone Turbine ● ▼	14,271	16
Cascade	547	26
Casella Waste Systems ●	1,480	12
CBIZ ● ▼	2,501	17
CDI	722	12
Celadon Group ●	1,347	20
Cenveo ●	3,266	18
Ceradyne ●	1,532	54
Chart Industries ●	1,732	63
CIRCOR International	1,035	42
CLARCOR	2,993	129
Clean Harbors ● ▼	1,289	116

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Coleman Cable ●	471	$3
Colfax ●	1,440	27
Columbus McKinnon ●	1,161	20
Comfort Systems USA	2,319	30
Commercial Vehicle Group ●	1,454	23
Consolidated Graphics ●	553	28
Corporate Executive Board	2,033	79
CoStar Group ● ▼	1,135	64
Courier	621	9
CRA International ●	658	16
Cubic	953	46
Curtiss-Wright	2,715	94
Deluxe	2,996	73
DigitalGlobe ●	1,637	50
Dollar Thrifty Automotive ●	1,724	84
Douglas Dynamics	681	10
Ducommun	619	14
DXP Enterprises ●	650	14
Dycom Industries ●	2,347	38
Dynamex ●	632	16
Dynamic Materials	783	15
Eagle Bulk Shipping ● ▼	3,779	15
EMCOR Group ●	3,947	120
Encore Wire	1,130	25
Ener1 ● ▼	3,617	14
Energy Conversion Devices ● ▼	2,789	11
Energy Recovery ●	2,436	8
EnergySolutions	5,252	31
EnerNOC ● ▼	1,169	30
EnerSys ●	2,865	94
Ennis	1,536	26
EnPro Industries ●	1,240	51
ESCO Technologies	1,598	58
Esterline Technologies ●	1,784	127
Excel Maritime Carriers ● ▼	2,362	11
Exponent ●	760	28
Federal Signal	3,694	26
Flow International ●	2,777	10
Force Protection ●	4,329	24
Forward Air	1,752	49
Franklin Covey ●	777	6
Franklin Electric	1,406	58
FreightCar America	728	21
FuelCell Energy ● ▼	6,338	11
Fuel-Tech ●	1,106	9
Furmanite ●	2,118	16
G&K Services, Class A	1,085	34
Genco Shipping & Trading ● ▼	1,571	18
GenCorp ●	3,471	18
Generac Holdings ●	1,147	17
Genesee & Wyoming, Class A ●	2,265	117
Geo Group ●	3,793	90
GeoEye ●	1,310	52
Gibraltar Industries ●	1,796	20
Global Defense Technology & Systems ●	278	5
Gorman-Rupp	725	23
GP Strategies ●	962	10
GrafTech International ●	7,145	150
Graham	584	14
Granite Construction ▼	2,089	54
Great Lakes Dredge & Dock	3,476	29
Greenbrier Companies ●	1,123	27
Griffon ●	2,630	31
GT Solar International ● ▼	3,704	41

45

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

H & E Equipment Services ●	1,665	$19
Hawaiian Holdings ●	3,147	23
Healthcare Services Group	3,775	60
Heartland Express	3,006	48
HEICO ▼	1,760	92
Heidrick & Struggles International	1,035	28
Herley Industries ●	826	14
Herman Miller ▼	3,263	79
Hexcel ●	5,800	110
Higher One Holdings ● ▼	136	3
Hill International ●	1,516	10
HNI ▼	2,683	81
Hoku ● ▼	1,016	3
Horizon Lines, Class A	1,806	9
Houston Wire & Cable ▼	1,077	14
Hub Group ●	2,265	79
Hudson Highland Group ●	1,908	11
Huron Consulting Group ●	1,313	34
ICF International ●	1,016	24
II-VI ●	1,517	75
InnerWorkings ● ▼	1,714	11
Insituform Technologies, Class A ●	2,275	63
Insteel Industries	1,068	12
Interface, Class A ▼	3,099	50
Interline Brands ●	1,979	42
International Shipholding	327	8
JetBlue Airways ● ▼	14,480	87
John Bean Technologies	1,680	30
Kadant ●	780	16
Kaman	1,563	46
Kaydon ▼	1,992	77
Kelly Services, Class A ●	1,526	30
Kforce ● ▼	1,730	31
Kimball International	1,856	12
Knight Transportation ▼	3,302	63
Knoll ▼	2,837	47
Korn Ferry International ●	2,699	63
Kratos Defense & Security Solutions ●	945	13
LaBarge ●	769	11
Ladish ● ▼	924	49
Lawson Products	212	5
Layne Christensen ●	1,186	37
LB Foster ●	628	25
LECG ●	1,529	2
Lindsay Manufacturing ▼	751	49
LMI Aerospace ●	508	9
LSI Industries	1,050	8
Lydall ●	1,012	8
M & F Worldwide ●	711	17
Marten Transport	1,002	21
MasTec ●	3,177	48
McGrath Rentcorp	1,446	36
Met Pro	816	9
Metalico ●	2,227	12
Michael Baker ●	479	15
Microvision ● ▼	5,622	11
Middleby ● ▼	980	80
Miller Industries	785	12
Mine Safety Appliances	1,602	50
Mistras Group ●	856	12
Mobile Mini ●	2,162	44
Moog, Class A ●	2,692	115
Mueller Industries	2,157	71
Mueller Water Products, Class A	9,379	38

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Multi Color	606	$10
Myr Group ● ▼	1,051	23
NACCO Industries, Class A	345	35
Navigant Consulting ●	3,043	31
NCI Building Systems ●	1,087	14
Nordson	2,017	186
Northwest Pipe ●	563	12
Old Dominion Freight Line ●	2,544	82
Omega Flex ●	170	2
On Assignment ●	2,076	16
Orbital Sciences ● ▼	3,403	58
Orion Marine Group ●	1,618	19
Otter Tail ▼	2,162	49
P.A.M Transportation Services ●	272	3
Pacer International ●	1,963	12
Park-Ohio Holdings ●	465	10
Patriot Transportation Holdings ●	264	7
PGT ●	1,140	3
Pike Electric ●	918	8
Pinnacle Airlines ●	1,103	8
PMFG ● ▼	874	14
Polypore International ●	1,292	62
Powell Industries ● ▼	474	18
Powersecure International ●	1,047	8
Preformed Line Products	147	9
Primoris Services	1,202	10
Quality Distribution ●	529	5
Quanex Building Products	2,174	42
RailAmerica ●	1,371	17
Raven Industries	937	44
RBC Bearings ●	1,324	46
Republic Airways Holdings ●	2,101	13
Resources Connection ▼	2,737	55
Roadrunner Transportation Systems ●	629	8
Robbins & Myers	2,328	97
Rollins	3,798	72
RSC Holdings ●	2,990	36
Rush Enterprises ●	1,953	37
Saia ●	942	13
Satcon Technology ● ▼	6,839	33
Sauer-Danfoss ●	658	19
Schawk	658	12
School Specialty ●	1,092	14
Seaboard	18	36
SeaCube Container Leasing ●	488	7
SFN Group ●	3,096	30
Simpson Manufacturing ▼	2,324	69
SkyWest	3,319	50
Standard Parking ●	921	17
Standard Register	918	3
Standex International	726	24
Steelcase, Class A	4,354	44
Sterling Construction ●	955	12
Sun Hydraulics	756	28
Sykes Enterprises ●	2,279	44
TAL International Group	994	31
TASER International ● ▼	3,668	15
Team ●	1,148	29
Tecumseh Products, Class A ●	1,126	14
Teledyne Technologies ●	2,165	102
Tennant	1,136	46
Tetra Tech ●	3,617	84
Textainer Group Holdings	520	16
Titan International ▼	2,146	41

46

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Titan Machinery ● ▼	773	$19
Tredegar	1,455	27
Trex ●	940	22
Trimas ●	819	16
Triumph Group	1,016	98
TrueBlue ●	2,577	44
Tutor Perini	1,561	35
Twin Disc	485	16
Ultrapetrol Bahamas ●	1,411	7
Unifi ●	816	14
United Capital ●	101	3
United Rentals ● ▼	3,666	98
United Stationers ●	1,445	90
Universal Forest Products	1,169	43
Universal Truckload Services ●	334	5
UQM Technologies ● ▼	2,140	6
US Airways Group ●	9,572	95
US Ecology	1,107	19
USA Truck ● ▼	474	6
Viad	1,214	29
Vicor	1,136	17
VSE	217	6
Wabash National ●	3,857	44
Watsco ▼	1,622	102
Watts Water Technologies, Class A	1,784	64
Werner Enterprises ▼	2,483	61
Woodward Governor	3,677	124
Xerium Technologies ●	445	9

		10,761

Information Technology – 17.7%
ACI Worldwide ●	2,018	53
Acme Packet ● ▼	2,598	140
Actuate ●	2,949	16
Acxiom ●	4,140	71
ADTRAN	3,572	147
Advanced Analogic Technologies ●	2,475	10
Advanced Energy Industries ●	2,159	33
Advent Software ●	1,926	57
Agilysys ●	1,320	8
Alpha & Omega Semiconductor ●	301	4
American Software, Class A	1,221	8
Amkor Technology ● ▼	6,226	51
ANADIGICS ●	3,667	25
Anaren ●	948	20
Ancestry.com ● ▼	1,122	40
Anixter International	1,666	105
Applied Micro Circuits ●	4,019	40
Archipelago Learning ●	696	7
Ariba ●	5,329	150
Arris Group ● ▼	7,555	94
Aruba Networks ● ▼	4,347	94
Aspen Technology ●	3,692	52
ATMI ●	1,880	39
Aviat Networks ●	3,598	19
Avid Technology ●	1,754	29
Axcelis Technologies ●	6,181	21
AXT ●	1,839	20
Bel Fuse	690	15
Benchmark Electronics ●	3,742	71
Bigband Networks ●	2,962	8
Black Box	1,069	38
Blackbaud	2,601	68
Blackboard ● ▼	1,931	75
Blue Coat Systems ●	2,470	71

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Bottomline Technologies ●	1,699	$39
Brightpoint ●	4,180	38
BroadSoft ●	444	12
Brooks Automation ●	3,922	46
Cabot Microelectronics ● ▼	1,365	62
CACI International, Class A ● ▼	1,765	98
Calix ● ▼	441	7
Cass Information Systems	502	18
Cavium Networks ●	2,633	104
CDC ●	1,944	6
Ceva ●	1,180	29
Checkpoint Systems ●	2,307	48
CIBER ●	4,191	19
Cirrus Logic ●	3,884	82
Cognex	2,364	74
Coherent ●	1,374	74
Cohu	1,342	20
CommVault Systems ● ▼	2,487	77
Compellent Technologies ●	1,383	38
Computer Task Group ●	912	11
comScore ●	1,315	32
Comtech Telecommunications ▼	1,716	48
Comverge ● ▼	1,493	9
Concur Technologies ● ▼	2,388	122
Conexant Systems ●	4,818	10
Constant Contact ● ▼	1,693	47
Convio ●	351	3
CPI International ●	532	10
Cray ●	2,085	16
CSG Systems International ●	2,020	39
CTS	2,059	23
Cymer ●	1,765	86
Daktronics	1,908	29
DDi	874	10
DealerTrack Holdings ●	2,386	47
Deltek ●	1,117	8
DemandTec ●	1,200	14
DG Fastchannel ●	1,486	41
Dice Holdings ●	873	11
Digi International ●	1,500	16
Digimarc ●	400	12
Digital River ● ▼	2,328	74
Diodes ●	1,945	50
DSP Group ●	1,288	10
DTS ●	1,036	46
EarthLink	6,430	55
Ebix ●	1,594	36
Echelon ● ▼	1,979	18
Echo Global Logistics ●	631	7
Electro Rent	1,187	18
Electro Scientific Industries ●	1,628	27
Electronics For Imaging ●	2,687	40
EMS Technologies ●	948	17
Emulex ●	4,813	55
Entegris ●	7,932	61
Entropic Communications ● ▼	3,621	40
Envestnet ●	455	7
Epicor Software ●	2,903	30
EPIQ Systems	1,956	25
ePlus ●	224	6
Euronet Worldwide ● ▼	2,966	54
Evergreen Solar ● ▼	1,909	4
Exar ●	2,107	14
Exlservice Holdings ●	911	17

47

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Extreme Networks ●	5,416	$18
Fabrinet ●	580	14
Fair Isaac ▼	2,461	62
FalconStor Software ●	2,102	8
FARO Technologies ●	970	29
FEI ●	2,280	62
Finisar ●	4,798	160
FormFactor ●	3,005	26
Forrester Research ●	866	31
Fortinet ● ▼	2,350	90
FSI International ●	2,282	10
Gerber Scientific ●	1,493	11
Global Cash Access Holdings ●	2,690	8
Globecomm Systems ●	1,181	11
GSI Commerce ● ▼	3,687	85
GSI Technology ●	1,124	10
Guidance Software ●	790	6
Hackett Group ●	2,232	8
Harmonic ●	5,834	49
Heartland Payment Systems	2,285	36
Hittite Microwave ●	1,622	97
Hughes Communications ● ▼	543	33
Hutchinson Technology ●	1,386	5
Hypercom ●	2,734	24
iGATE	1,395	22
Ikanos Communications ●	1,784	2
Imation ●	1,669	17
Immersion ●	1,723	10
Infinera ●	5,397	40
Infospace ●	1,925	16
Inphi ●	401	8
Insight Enterprises ●	2,795	39
Integral Systems ●	987	12
Integrated Device Technology ●	9,639	62
Integrated Silicon Solutions ●	1,537	16
Interactive Intelligence ●	784	26
Interdigital ● ▼	2,637	127
Intermec ●	2,899	33
Internap Network Services ●	3,097	23
Internet Capital Group ●	2,167	26
Intevac ●	1,269	17
Intralinks Holdings ●	653	13
IPG Photonics ●	1,409	49
Ixia ●	1,940	31
IXYS ●	1,367	16
J2 Global Communications ● ▼	2,681	74
Jack Henry & Associates ▼	5,073	150
JDA Software ●	2,473	75
Kenexa ● ▼	1,369	28
Keynote Systems	750	13
Kit Digital ● ▼	1,676	23
Kopin ●	4,011	16
Kulicke & Soffa ●	4,167	41
KVH Industries ●	852	10
L-1 Identity Solutions ●	4,562	54
Lattice Semiconductor ●	6,542	41
Lawson Software ●	8,385	79
Limelight Networks ●	2,718	17
Lionbridge Technologies ●	3,500	13
Liquidity Services ●	916	13
Littelfuse	1,324	68
Liveperson ●	2,517	28
Local Com ● ▼	1,251	5
LogMeIn ● ▼	894	34

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

LoopNet ●	1,216	$13
Loral Space & Communications ●	678	51
LTX-Credence ●	2,904	26
Magma Design Automation ●	3,573	19
Manhattan Associates ●	1,347	40
ManTech International ●	1,335	54
Marchex	1,536	15
Mattson Technology ● ▼	2,969	7
MAXIMUS	1,026	70
MaxLinear, Class A ●	444	5
Maxwell Technologies ● ▼	1,567	28
Measurement Specialties ●	859	23
Mediamind Technologies ●	321	5
Mentor Graphics ●	6,331	81
Mercury Computer Systems ● ▼	1,332	25
Meru Networks ●	321	6
Methode Electronics, Class A	2,226	26
Micrel	2,775	37
Microsemi ●	4,954	111
MicroStrategy ●	552	59
Mindspeed Technologies ● ▼	1,896	13
MIPS Technologies, Class A ● ▼	2,744	34
MKS Instruments ●	3,006	86
ModusLink Global Solutions ●	2,629	16
MoneyGram International ● ▼	5,033	12
Monolithic Power Systems ●	1,919	28
Monotype Imaging Holdings ●	1,322	15
MoSys ●	1,611	9
Motricity ●	314	6
Move ●	9,405	21
MTS Systems	1,020	38
Multi-Fineline Electronix ●	600	17
Nanometrics ●	1,057	18
NCI ●	397	8
NETGEAR ●	2,056	71
Netlogic Microsystems ● ▼	3,717	130
NetScout Systems ●	1,714	39
NetSuite ● ▼	1,018	27
Network Engines ●	2,138	4
Network Equipment Technologies ●	1,779	9
Newport ●	2,109	37
NIC	3,074	31
Novatel Wireless ●	1,844	13
NVE ●	272	16
Occam Networks ●	746	6
Oclaro ● ▼	2,931	41
OmniVision Technologies ●	3,081	80
Online Resources ●	1,689	11
Opentable ● ▼	939	74
Openwave Systems ●	5,081	10
Oplink Communications ●	1,249	31
OPNET Technologies	715	20
Opnext ●	2,572	5
OSI Systems ●	966	37
Parametric Technology ●	6,889	153
Park Electrochemical	1,183	36
PC Connection ●	476	4
PC-Tel ●	1,161	8
PDF Solutions ●	1,341	8
Pegasystems ▼	915	31
Perficient ●	1,379	16
Pericom Semiconductor ●	1,543	16
Photronics ● ▼	3,196	21
Plantronics	2,864	101

48

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Plexus ●	2,406	$65
PLX Technology ●	2,237	7
Power Integrations	1,439	53
Power One ● ▼	4,141	44
Powerwave Technologies ● ▼	8,048	28
Presstek ●	1,628	3
Progress Software ●	3,623	104
PROS Holdings ●	1,163	12
Pulse Electronics	2,499	13
QAD ●	348	3
Qlik Technologies ●	792	18
Quantum ●	12,818	35
Quest Software ●	3,558	92
QuinStreet ●	596	13
Rackspace Hosting ● ▼	5,754	193
Radiant Systems ●	1,673	31
RadiSys ●	1,423	12
RealD ● ▼	670	16
RealNetworks ●	4,948	19
Realpage ● ▼	839	23
Renaissance Learning	781	8
RF Micro Devices ● ▼	16,210	109
Richardson Electronics	858	11
RightNow Technologies ●	1,285	33
Rimage ●	525	8
Riverbed Technology ●	7,486	269
Rofin-Sinar Technologies ●	1,726	68
Rogers ● ▼	988	42
Rosetta Stone ● ▼	622	12
Rubicon Technology ● ▼	941	17
Rudolph Technologies ●	1,792	18
S1 ●	3,222	21
Saba Software ●	1,500	10
Sanmina-SCI ●	4,719	71
Sapient	6,116	73
SAVVIS ● ▼	2,186	67
ScanSource ●	1,617	59
SeaChange International ●	1,795	15
Semtech ●	3,617	79
ShoreTel ●	2,696	20
Sigma Designs ●	1,861	26
Silicon Graphics International ● ▼	1,822	18
Silicon Image ●	4,560	31
Smart Modular Technologies ●	3,119	21
Smith Micro Software ●	1,890	24
Solarwinds ●	2,073	39
Sonic Solutions ●	2,529	37
Sonus Networks ●	12,577	35
Sourcefire ● ▼	1,631	40
Spansion ●	769	15
Spectrum Control ●	766	10
SPS Commerce ●	279	4
SRA International, Class A ●	2,492	67
SRS Labs ●	707	7
SS&C Technologies Holdings ●	740	13
Stamps.com	768	10
Standard Microsystems ●	1,286	31
STEC ● ▼	2,417	50
Stratasys ● ▼	1,156	38
Stream Global Services ●	268	1
SuccessFactors ● ▼	3,734	109
Super Micro Computer ●	1,450	20
Supertex ●	626	14
Support.com ●	2,786	15

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Sycamore Networks	1,173	$24
Symmetricom ●	2,939	18
Synaptics ● ▼	2,092	60
Synchronoss Technologies ●	1,239	35
SYNNEX ●	1,174	39
Syntel	785	44
Take-Two Interactive Software ● ▼	4,179	52
Taleo, Class A ●	2,383	70
Techtarget ●	503	4
Tekelec ●	4,059	47
Telecommunication Systems ●	2,692	11
Telenav ● ▼	477	5
Teletech Holdings ●	1,791	38
Terremark Worldwide ● ▼	3,543	67
Tessco Technologies	297	3
Tessera Technologies ●	2,966	51
The Knot ●	1,730	19
THQ ●	4,119	24
TIBCO Software ●	9,860	217
Tier Technologies ●	148	1
TiVo ●	6,853	66
TNS ●	1,498	27
Travelzoo ● ▼	338	16
Trident Microsystems ●	3,838	6
TriQuint Semiconductor ●	8,986	118
TTM Technologies ●	4,750	76
Tyler Technologies ●	1,887	39
Ultimate Software Group ●	1,430	70
Ultra Clean Holdings ●	1,285	16
Ultratech ●	1,439	32
Unisys ●	2,578	73
United Online ▼	5,098	36
Universal Display ● ▼	1,781	60
UTStarcom ●	6,904	15
ValueClick ● ▼	4,827	68
VASCO Data Security International ●	1,600	12
Veeco Instruments ● ▼	2,406	104
VeriFone Holdings ● ▼	5,071	203
ViaSat ● ▼	1,968	85
Viasystems Group ●	255	5
Virnetx Holding ▼	2,089	26
Virtusa ● ▼	805	13
Vocus ● ▼	1,011	26
Volterra Semiconductor ●	1,471	37
Wave Systems ● ▼	4,752	18
Websense ●	2,563	49
Wright Express ●	2,340	111
X-Rite ●	1,981	9
Xyratex ●	1,789	24
Zix ●	3,862	17
Zoran ●	3,012	29
Zygo ●	901	10

		13,127

Materials – 5.3%
A. Schulman	1,802	38
A.M. Castle & Company ●	924	14
AEP Industries ●	318	9
Allied Nevada Gold ● ▼	4,439	117
AMCOL International	1,415	42
American Vanguard	1,189	10
Arch Chemicals	1,342	49
Balchem	1,674	56
Boise ▼	4,160	37
Brush Engineered Metals ●	1,186	41

49

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Buckeye Technologies	2,321	$58
Calgon Carbon ●	3,337	48
Capital Gold ●	3,631	17
Century Aluminum ●	3,783	56
Clearwater Paper ●	715	57
Coeur d’Alene Mines ●	5,225	122
Deltic Timber ▼	647	39
Endeavour International ● ▼	1,195	15
Ferro ●	5,210	80
General Moly ●	4,071	21
Georgia Gulf ● ▼	2,001	53
Glatfelter	3,003	36
Globe Specialty Metals	3,639	67
Golden Star Resources ● ▼	15,301	56
Graham Packaging ● ▼	1,010	18
Graphic Packaging Holding ●	6,671	32
H.B. Fuller	2,988	68
Hawkins	531	21
Haynes International	697	34
Headwaters ●	3,582	19
Hecla Mining ● ▼	16,399	148
Horsehead Holding ●	2,614	33
Innophos Holdings	1,271	42
Jaguar Mining ● ▼	4,990	30
Kaiser Aluminum ▼	878	42
Kapstone Paper & Packaging ●	2,268	39
KMG Chemicals	364	6
Koppers Holdings	1,212	47
Kraton Performance Polymers ●	667	21
Landec ●	1,601	10
Louisiana-Pacific ●	7,658	77
LSB Industries ● ▼	1,018	31
Metals USA Holdings ●	678	10
Minerals Technologies	1,143	72
Molycorp ● ▼	1,519	71
Myers Industries	1,920	18
Neenah Paper	859	17
NewMarket	605	77
NL Industries	381	5
Noranda Aluminum Holding ●	682	10
Olin ▼	4,751	93
Olympic Steel	552	15
OM Group ●	1,863	67
Omnova Solutions ●	2,674	19
PolyOne ●	5,424	71
Quaker Chemical	661	25
Rock-Tenn, Class A ▼	2,338	156
Rockwood Holdings ●	3,093	126
RTI International Metals ●	1,831	53
Schweitzer-Mauduit International	1,070	64
Sensient Technologies	2,972	101
Silgan Holdings	2,706	101
Solutia ●	7,259	170
Spartech ●	1,777	15
Stepan ▼	447	32
Stillwater Mining ●	2,638	57
STR Holdings ● ▼	1,683	31
Texas Industries ▼	1,234	49
Thompson Creek Metals ● ▼	9,695	131
TPC Group ●	370	12
U.S. Energy ●	1,586	10
United States Lime & Minerals ●	154	6
Universal Stainless & Alloy ●	370	12
US Gold ●	5,249	34

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Verso Paper ● ▼	871	$4
W.R. Grace & Company ●	4,400	156
Wausau-Mosinee Paper	2,909	25
Westlake Chemical	1,167	45
Worthington Industries ▼	3,588	68
Zep	1,288	23
Zoltek Companies ●	1,693	19

		3,926

Telecommunication Services – 0.7%
Abovenet	1,337	80
Alaska Communications Systems Group	2,694	25
Atlantic Tele-Network	513	19
Cbeyond ● ▼	1,404	21
Cincinnati Bell ● ▼	12,245	35
Cogent Communications Group ● ▼	2,684	37
Consolidated Communications Holdings	1,348	24
Fibertower ●	2,962	11
General Communication, Class A ●	2,979	36
Global Crossing ● ▼	1,658	22
GlobalStar ● ▼	4,141	6
ICO Global Communication Holdings ●	5,582	8
IDT, Class B	839	19
Iridium Communications ● ▼	2,022	15
Neutral Tandem ●	2,002	30
NTELOS Holdings	1,751	35
PAETEC Holding ●	7,186	28
Premiere Global Services ●	1,756	11
Shenandoah Telecommunications	1,318	22
USA Mobility	1,118	19
Vonage Holdings ●	6,245	20

		523

Utilities – 2.8%
Allete	1,789	66
American DG Energy ● ▼	1,117	3
American States Water	1,101	37
Artesian Resources	379	7
Avista	3,332	75
Black Hills ▼	2,234	69
Cadiz ● ▼	700	8
California Water Service Group	1,199	44
Central Vermont Public Service	674	15
CH Energy Group	963	47
Chesapeake Utilities	568	22
Cleco ▼	3,629	113
Connecticut Water Service	490	12
Consolidated Water	845	9
Dynegy ●	6,084	38
El Paso Electric ●	2,739	74
Empire District Electric	2,083	45
IDACORP	2,832	106
Laclede Group	1,319	50
MGE Energy	1,408	57
Middlesex Water Company	720	13
New Jersey Resources	2,450	103
Nicor	2,548	129
Northwest Natural Gas	1,577	70
NorthWestern	2,088	59
Piedmont Natural Gas ▼	4,265	120
PNM Resources ▼	5,143	67
Portland General Electric ▼	4,583	102
SJW	768	19
South Jersey Industries	1,772	93
Southwest Gas	2,726	102
UIL Holdings ▼	2,301	69

50

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

DESCRIPTION	SHARES/PAR	VALUE

UniSource Energy Holding	2,171	$78
Unitil ▼	641	14
WGL Holdings	2,968	107
York Water ▼	695	12

		2,054

Total Common Stocks
(Cost $52,131)		69,220

Closed-End Fund – 0.0%
Kayne Anderson Energy
(Cost $14)	585	10

Corporate Bond – 0.0%
GAMCO Investors 0.000%, 12/31/2015
(Cost $1)	$1	1

Warrants – 0.0%
Greenhunter Energy ● ▼ §	30	—
Krispy Kreme Doughnuts ●	210	—
Lantronix ● §	39	—

Total Warrants
(Cost $0)		—

Short-Term Investments – 7.2%
Money Market Fund – 6.0%
First American Prime Obligations Fund, Class Z 0.075% Ω	4,427,741	4,428

U.S. Treasury Obligation – 1.2%
U.S. Treasury Bill 0.145%, 04/14/2011 ☐	$920	919

Total Short-Term Investments
(Cost $5,348)		5,347

Investment Purchased with Proceeds from Securities Lending – 30.8%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $22,798)	22,798,487	22,798

Total Investments ▲ – 131.5%
(Cost $80,292)		97,376

Other Assets Less Liabilities, Net – (31.5)%		(23,327)

Total Net Assets – 100.0%		$74,049

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2011.

§	Security is internally fair valued.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (continued)

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $80,292. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$25,004
Gross unrealized depreciation	(7,920)
Net unrealized appreciation	$17,084

REIT	– Real Estate Investment Trust

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased	Notional Contract Value	Unrealized Appreciation
Russell 2000 Mini Index	March 2011	61	$4,759	$44

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$69,220	$—	$—	$69,220
Closed-End Funds	10	—	—	10
Corporate Bonds	—	1	—	1
Warrants	—	—	—	—
Short-Term Investments	4,428	919	—	5,347
Investments Purchased with Proceeds from Securities Lending	22,798	—	—	22,798
Derivatives:
Futures*	44	—	—	44
Total	$96,500	$920	$—	$97,420

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	1
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$1
Net change in unrealized appreciation (depreciation) of Level 3 investments held as of January 31, 2011	$—

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

51

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Small Cap Index Fund (“Small Cap Index Fund”) (concluded)

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Underlying Risk Exposure	Derivative Instrument	Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Receivable for variation margin on futures contracts*	$44	Payable for variation margin on futures contracts*	$—

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Nuveen Equity Index Fund (“Equity Index Fund”) (Formerly known as First American Equity Index Fund)

DESCRIPTION	SHARES	VALUE

Common Stocks – 97.4%
Consumer Discretionary – 10.1%
Abercrombie & Fitch, Class A	6,589	$332
Amazon.com ●	26,595	4,512
Apollo Group, Class A ●	9,534	393
AutoNation ▼ ●	4,773	137
AutoZone ●	2,444	620
Bed Bath & Beyond ●	19,435	933
Best Buy	24,768	842
Big Lots ●	5,667	180
Cablevision Systems, Class A	10,913	369
CarMax ▼ ●	11,726	383
Carnival	32,303	1,444
CBS, Class B	55,485	1,100
Coach	22,231	1,202
Comcast, Class A	209,277	4,760
D.R. Horton	21,047	261
Darden Restaurants	10,382	489
DeVry ▼	4,677	244
DIRECTV, Class A ●	62,535	2,651
Discovery Communications, Class A ▼ ●	21,326	832
Expedia ▼	15,171	382
Family Dollar Stores	9,443	401
Ford Motor ▼ ●	281,024	4,483
Fortune Brands	11,444	706
GameStop, Class A ▼ ●	12,171	256
Gannett	20,005	295
Gap ▼	32,959	635
Genuine Parts ▼	12,177	630
Goodyear Tire & Rubber ●	20,344	242
H&R Block ▼	23,140	290
Harley-Davidson ▼	17,667	700
Harman International Industries ●	5,219	226
Hasbro	10,216	450
Home Depot	122,923	4,520
International Game Technology ▼	22,367	384
Interpublic Group of Companies ●	38,968	417
J.C. Penney ▼	17,734	569
Johnson Controls	50,583	1,942
Kohl’s ●	23,101	1,173
Leggett & Platt	10,984	247
Lennar, Class A ▼	11,931	231
Limited Brands	19,839	580
Lowe’s	103,509	2,567
Macy’s	31,763	735
Marriott International, Class A ▼	21,309	841
Mattel	26,914	638
McDonald’s	79,245	5,839
McGraw-Hill	23,027	898
Netflix ▼ ●	3,448	738
Newell Rubbermaid	22,155	426
News, Class A	177,884	2,672
Nike, Class B ▼	28,674	2,365
Nordstrom ▼	12,625	520
Omnicom Group	24,445	1,097
O’Reilly Automotive ●	9,877	561
Polo Ralph Lauren	4,848	520
Priceline.com ▼ ●	3,683	1,578
Pulte Group ▼ ●	25,229	199
RadioShack ▼	9,985	151
Ross Stores ▼	9,035	589
Scripps Networks Interactive, Class A ▼	6,326	294

52

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Sears Holdings ▼ ●	3,301	$249
Sherwin-Williams	6,981	592
Stanley Black & Decker	12,773	929
Staples	54,244	1,210
Starbucks	55,587	1,754
Starwood Hotels & Resorts Worldwide	14,300	843
Target	53,111	2,912
Tiffany & Company	9,480	551
Time Warner	83,204	2,617
Time Warner Cable	29,319	1,989
TJX	29,687	1,407
Urban Outfitters ▼ ●	9,216	312
VF ▼	6,508	538
Viacom, Class B	46,598	1,936
Walt Disney	142,032	5,520
Washington Post, Class B	110	47
Whirlpool	5,702	488
Wyndham Worldwide	13,124	369
Wynn Resorts	5,746	668
Yum! Brands	35,146	1,643

		91,245

Consumer Staples – 10.0%
Altria Group	156,600	3,682
Archer-Daniels-Midland	47,921	1,566
Avon Products	33,067	936
Brown-Forman, Class B	7,799	517
Campbell Soup ▼	14,366	490
Clorox	11,217	705
Coca-Cola	174,168	10,947
Coca-Cola Enterprises	25,412	639
Colgate-Palmolive	36,205	2,779
ConAgra Foods	32,982	736
Constellation Brands, Class A ●	13,373	257
Costco Wholesale	32,427	2,330
CVS Caremark	101,918	3,485
Dean Foods ●	14,455	147
Dr. Pepper Snapple Group	17,034	604
Estee Lauder, Class A	8,517	686
General Mills	48,027	1,670
H.J. Heinz	24,059	1,143
Hershey	11,602	542
Hormel Foods	4,374	216
JM Smucker	8,963	557
Kellogg ▼	19,057	959
Kimberly-Clark	31,258	2,023
Kraft Foods, Class A ▼	131,020	4,004
Kroger	47,834	1,024
Lorillard	11,221	844
McCormick ▼	10,107	447
Mead Johnson Nutrition	13,957	809
Molson Coors Brewing, Class B ▼	11,866	556
PepsiCo	118,873	7,645
Philip Morris International	136,092	7,790
Procter & Gamble	209,957	13,256
Reynolds American	25,035	796
Safeway ▼	27,962	579
Sara Lee	47,950	814
SUPERVALU ▼	16,957	124
Sysco	43,885	1,279
Tyson Foods, Class A	22,352	368
Walgreen	69,438	2,808
Wal-Mart Stores	146,945	8,238
Whole Foods Market ▼	11,026	570

		89,567

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Energy – 12.3%
Anadarko Petroleum	37,172	$2,865
Apache	27,104	3,235
Baker Hughes	32,349	2,216
Cabot Oil & Gas	7,799	325
Cameron International ▼ ●	18,194	970
Chesapeake Energy	49,047	1,448
Chevron	150,945	14,329
ConocoPhillips	110,201	7,875
CONSOL Energy	16,940	842
Denbury Resources ▼ ●	31,806	647
Devon Energy	32,396	2,873
Diamond Offshore Drilling ▼	5,213	374
El Paso	55,860	887
EOG Resources ▼	19,053	2,027
Exxon Mobil	378,226	30,515
FMC Technologies ▼	8,980	844
Halliburton ▼	68,222	3,070
Helmerich & Payne ▼	8,607	505
Hess	21,946	1,846
Marathon Oil	53,248	2,433
Massey Energy	7,660	482
Murphy Oil	14,428	957
Nabors Industries ●	21,406	522
National Oilwell Varco	31,475	2,326
Newfield Exploration ●	9,832	719
Noble ▼	14,715	563
Noble Energy	13,133	1,196
Occidental Petroleum	60,949	5,893
Peabody Energy	20,224	1,283
Pioneer Natural Resources ▼	9,232	879
QEP Resources	13,945	567
Range Resources ▼	12,696	633
Rowan ●	9,112	312
Schlumberger	102,337	9,108
Southwestern Energy ▼ ●	26,103	1,031
Spectra Energy	51,105	1,340
Sunoco	9,044	384
Tesoro ▼ ●	10,737	207
Valero Energy ▼	42,469	1,077
Williams	43,861	1,184

		110,789

Financials – 15.6%
ACE	21,048	1,296
Aflac	35,347	2,035
Allstate	42,838	1,334
American Express	78,552	3,408
American International Group ▼ ●	10,903	440
Ameriprise Financial	18,599	1,147
AON	21,117	966
Apartment Investment & Management, Class A – REIT ▼	9,304	238
Assurant	8,634	339
AvalonBay Communities – REIT	6,396	741
Bank of America	756,452	10,386
Bank of New York Mellon	93,220	2,911
BB&T ▼	55,118	1,523
Berkshire Hathaway, Class B ●	129,793	10,612
Boston Properties – REIT	11,072	1,045
Capital One Financial	34,272	1,651
CB Richard Ellis Group ●	21,798	484
Charles Schwab	74,384	1,343
Chubb	23,596	1,367

53

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Cincinnati Financial ▼	12,207	$391
Citigroup ●	2,178,954	10,502
CME Group ▼	5,027	1,551
Comerica ▼	14,043	536
Discover Financial Services ▼	40,848	841
E*TRADE Financial ●	14,906	247
Equity Residential Properties Trust – REIT ▼	21,336	1,156
Federated Investors, Class B	6,870	186
Fifth Third Bancorp ▼	59,726	888
First Horizon National ▼ ●	16,264	184
Franklin Resources	10,921	1,318
Genworth Financial, Class A ●	36,723	498
Goldman Sachs Group ▼	38,347	6,274
Hartford Financial Services Group ▼	33,343	926
HCP – REIT	24,701	916
Health Care – REIT	8,504	417
Host Hotels & Resorts – REIT ▼	49,949	925
Hudson City Bancorp	37,744	415
Huntington Bancshares	60,784	440
IntercontinentalExchange ●	5,889	710
Invesco	34,657	857
Janus Capital Group	13,783	178
JPMorgan Chase	293,214	13,176
KeyCorp	69,321	617
Kimco Realty – REIT	32,303	584
Legg Mason ▼	11,477	380
Leucadia National ●	14,782	481
Lincoln National	23,760	685
Loew’s	23,726	950
M&T Bank	6,707	580
Marsh & McLennan	40,762	1,136
Marshall & Ilsley	41,989	294
MetLife	67,978	3,111
Moody’s ▼	15,666	460
Morgan Stanley	113,475	3,336
NASDAQ OMX Group ▼ ●	11,264	276
Northern Trust	19,260	1,001
NYSE Euronext	19,577	623
Peoples United Financial	28,592	369
Plum Creek Timber – REIT ▼	12,979	543
PNC Financial Services Group ▼	39,438	2,366
Principal Financial Group ▼	24,029	787
Progressive	53,391	1,058
ProLogis – REIT ▼	42,681	637
Prudential Financial	36,405	2,239
Public Storage – REIT ▼	10,475	1,142
Regions Financial ▼	95,863	681
Simon Property Group – REIT ▼	21,969	2,230
SLM ●	38,685	557
State Street	37,655	1,759
SunTrust Banks	37,500	1,141
T. Rowe Price Group ▼	19,234	1,268
Torchmark	6,096	380
Travelers ▼	34,431	1,937
U.S. Bancorp	143,886	3,885
Unum Group	23,787	593
Ventas – REIT ▼	11,842	657
Vornado Realty Trust – REIT	12,924	1,138
Wells Fargo	393,691	12,764
XL Group	24,244	556
Zions Bancorporation ▼	12,763	301

		140,300

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Health Care – 10.2%
Abbott Laboratories	115,947	$5,236
Aetna	30,011	989
Allergan	23,065	1,629
AmerisourceBergen	22,499	807
Amgen ●	70,868	3,904
Baxter International	43,709	2,119
Becton, Dickinson & Company	18,582	1,541
Biogen Idec ●	17,875	1,170
Boston Scientific ▼ ●	114,015	796
Bristol-Myers Squibb	128,388	3,233
C.R. Bard	7,573	715
Cardinal Health	26,175	1,087
CareFusion ●	15,260	393
Celgene ●	35,302	1,819
Cephalon ▼ ●	5,643	333
Cerner ▼ ●	2,808	278
CIGNA	20,321	854
Coventry Health Care ●	11,138	334
DaVita ●	7,532	556
DENTSPLY International	9,822	348
Eli Lilly	76,115	2,647
Express Scripts ▼ ●	39,532	2,226
Forest Laboratories ●	23,140	746
Genzyme ●	19,427	1,425
Gilead Sciences ●	60,895	2,337
Hospira ●	13,211	730
Humana ●	12,626	732
Intuitive Surgical ▼ ●	3,009	972
Johnson & Johnson	205,988	12,311
Laboratory Corporation of America ▼ ●	7,628	686
Life Technologies ●	14,063	763
McKesson	18,981	1,427
Medco Health Solutions ●	31,833	1,942
Medtronic	80,998	3,103
Merck	231,086	7,665
Mylan ●	24,596	570
Patterson Companies	7,651	253
PerkinElmer	9,383	240
Pfizer	600,799	10,947
Quest Diagnostics	10,608	604
St. Jude Medical ●	26,024	1,054
Stryker	22,118	1,273
Tenet Healthcare ●	37,267	248
Thermo Fisher Scientific ●	29,813	1,708
UnitedHealth Group	82,502	3,386
Varian Medical Systems ▼ ●	9,838	665
Watson Pharmaceuticals ▼ ●	8,531	465
WellPoint ●	29,524	1,834
Zimmer Holdings ●	14,810	876

		91,976

Industrials – 10.9%
3M	53,619	4,714
Avery Dennison	8,098	341
Boeing	55,024	3,823
C.H. Robinson Worldwide ▼	12,452	960
Caterpillar	47,607	4,617
Cintas	9,482	266
CSX	28,067	1,982
Cummins	14,837	1,571
Danaher	41,527	1,913
Deere & Company	31,793	2,890
Dover	13,819	886

54

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Dun & Bradstreet	4,404	$374
Eaton	12,616	1,362
Emerson Electric ▼	56,455	3,325
Equifax	11,403	408
Expeditors International of Washington	15,929	807
Fastenal ▼	11,293	655
FedEx	23,601	2,132
First Solar ▼ ●	4,291	663
Flowserve	4,465	558
Fluor	13,411	927
General Dynamics	28,334	2,136
General Electric	799,175	16,095
Goodrich	9,404	852
Honeywell International	58,519	3,278
Illinois Tool Works	31,407	1,680
Ingersoll-Rand ▼	20,762	980
Iron Mountain	15,595	380
ITT	14,032	827
Jacobs Engineering Group ●	9,459	486
L-3 Communications Holdings	8,489	664
Lockheed Martin	22,149	1,763
Masco	26,889	358
Monster Worldwide ▼ ●	9,753	162
Norfolk Southern	27,642	1,691
Northrop Grumman ▼	21,901	1,518
Paccar	27,578	1,558
Pall	9,310	516
Parker Hannifin	12,824	1,147
Pitney Bowes ▼	14,345	348
Precision Castparts ▼	10,697	1,530
Quanta Services ▼ ●	16,164	384
R.R. Donnelley & Sons	17,977	319
Raytheon	27,343	1,367
Republic Services	23,056	711
Robert Half International ▼	11,037	346
Rockwell Automation	10,642	862
Rockwell Collins	11,765	755
Roper Industries	6,892	535
Ryder System	3,880	187
Snap-On	4,605	261
Southwest Airlines	55,408	657
Stericycle ▼ ●	6,447	506
Textron ▼	20,620	542
Tyco International	30,454	1,365
Union Pacific	36,989	3,500
United Parcel Service, Class B	74,177	5,312
United Technologies	69,261	5,631
W.W. Grainger ▼	4,935	649
Waste Management ▼	35,688	1,352

		98,384

Information Technology – 18.7%
Adobe Systems ●	38,158	1,261
Advanced Micro Devices ●	42,954	336
Agilent Technologies ▼ ●	25,981	1,087
Akamai Technologies ●	13,677	661
Altera	23,445	881
Amphenol, Class A	13,097	725
Analog Devices ▼	22,400	870
Apple ●	68,804	23,347
Applied Materials	100,213	1,572
Autodesk ●	17,930	729
Automatic Data Processing	37,152	1,780
BMC Software ●	13,327	636
Broadcom, Class A	34,158	1,540

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

CA	28,782	$685
Cisco Systems ●	415,744	8,793
Citrix Systems ●	14,084	890
Cognizant Technology Solutions, Class A ●	22,763	1,661
Computer Sciences	12,763	680
Compuware ●	16,428	176
Corning	117,227	2,603
Dell ●	125,963	1,658
eBay ●	86,054	2,613
Electronic Arts ▼ ●	24,890	388
EMC ▼ ●	154,544	3,847
F5 Networks ●	6,065	657
Fidelity National Information Services	10,191	310
Fiserv ●	11,155	689
FLIR Systems ●	12,944	402
Google, Class A ●	18,709	11,232
Harris	9,622	448
Hewlett-Packard	170,096	7,772
IBM	93,186	15,096
Intel	418,387	8,980
Intuit ●	20,968	984
Jabil Circuit ▼	14,704	297
JDS Uniphase ●	16,700	283
Juniper Networks ●	39,244	1,457
KLA-Tencor	12,531	552
Lexmark International, Class A ●	5,892	205
Linear Technology	16,907	588
LSI Logic ●	46,244	286
MasterCard, Class A	7,264	1,718
McAfee ●	11,561	554
MEMC Electronic Materials ●	17,059	189
Microchip Technology	14,013	511
Micron Technology ●	64,263	677
Microsoft	564,714	15,657
Molex ▼	10,810	283
Motorola Mobility Holdings ▼ ●	22,027	614
Motorola Solutions ●	25,174	976
National Semiconductor	17,969	272
NetApp ●	27,447	1,502
Novell ●	26,370	159
Novellus Systems ●	6,143	222
NVIDIA ▼ ●	43,579	1,042
Oracle	290,341	9,300
Paychex	25,760	824
QUALCOMM	121,339	6,568
Red Hat ●	13,987	578
SAIC ●	23,302	386
Salesforce.com ▼ ●	8,871	1,146
SanDisk ●	17,589	798
Symantec ●	58,224	1,025
Tellabs	27,672	147
Teradata ●	14,349	617
Teradyne ▼ ●	13,606	227
Texas Instruments	88,069	2,987
Total System Services	10,682	186
VeriSign	13,326	448
Visa, Class A	36,550	2,552
Waters ●	6,850	523
Western Digital ●	17,236	586
Western Union	53,530	1,086
Xerox	104,048	1,105
Xilinx	19,435	626
Yahoo! ▼ ●	97,771	1,576

		167,324

55

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Materials – 3.6%
Air Products & Chemicals	16,073	$1,402
Airgas	6,647	417
AK Steel	8,250	131
Alcoa	76,614	1,269
Allegheny Technologies ▼	7,395	482
Ball	6,625	471
Bemis	8,116	264
CF Industries Holdings	5,097	688
Cliffs Natural Resources ▼	10,161	868
Dow Chemical ▼	87,062	3,090
E.I. Du Pont de Nemours	68,474	3,471
Eastman Chemical	5,410	502
Ecolab	16,649	827
FMC	5,449	414
Freeport-McMoRan Copper & Gold	35,320	3,842
International Flavors & Fragrances	5,894	336
International Paper	32,813	948
MeadWestvaco	12,620	361
Monsanto	40,233	2,952
Newmont Mining	36,928	2,035
Nucor ▼	23,681	1,087
Owens-Illinois ●	12,273	362
PPG Industries	13,246	1,116
Praxair	22,980	2,138
Sealed Air	12,700	339
Sigma-Aldrich	9,981	635
Titanium Metals ●	6,757	127
United States Steel	10,772	621
Vulcan Materials ▼	9,630	410
Weyerhaeuser ▼	40,199	932

		32,537

Telecommunication Services – 2.8%
American Tower, Class A ●	29,933	1,522
AT&T	443,289	12,199
CenturyTel ▼	23,925	1,035
Frontier Communications ▼	77,717	713
MetroPCS Communications ●	19,672	254
Qwest Communications International	118,914	848
Sprint Nextel ▼ ●	224,048	1,013
Verizon Communications	212,028	7,552
Windstream ▼	38,474	493

		25,629

Utilities – 3.2%
AES ●	49,655	616
Allegheny Energy	13,505	348
Ameren	17,988	510
American Electric Power	36,023	1,285
CenterPoint Energy	32,511	525
CMS Energy ▼	18,309	357
Consolidated Edison	21,792	1,088
Constellation Energy Group	14,987	483
Dominion Resources ▼	43,542	1,895
DTE Energy	12,685	587
Duke Energy	99,350	1,776
Edison International	24,437	887
Entergy	13,570	979
EQT	12,044	580
Exelon	49,610	2,109
FirstEnergy	22,864	894
Integrys Energy Group	6,479	308
NextEra Energy	31,191	1,667

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

DESCRIPTION	SHARES/PAR	VALUE

Nicor	3,415	$172
NiSource	24,475	456
Northeast Utilities	14,450	476
NRG Energy ▼ ●	19,462	404
ONEOK	3,934	232
Pepco Holdings	17,316	322
PG&E	29,653	1,372
Pinnacle West Capital	8,154	332
PPL	32,629	842
Progress Energy	22,490	1,010
Public Service Enterprise Group	37,949	1,231
SCANA	8,115	343
Sempra Energy	18,005	938
Southern	62,905	2,367
TECO Energy	16,107	297
Wisconsin Energy	8,768	529
Xcel Energy	34,511	813

		29,030

Total Common Stocks
(Cost $533,639)		876,781

Warrants – 0.0%
American International Group – Warrants
(Cost $1,038)	5,821	85

Short-Term Investments – 2.8%
Money Market Fund – 2.1%
First American Prime Obligations Fund, Class Z, 0.075% Ω	18,724,542	18,725

U.S. Treasury Obligation – 0.7%
U.S. Treasury Bill 0.145%, 04/14/2011 ☐	$6,400	6,398

Total Short-Term Investments
(Cost $25,123)		25,123

Investment Purchased with Proceeds from Securities Lending – 11.5%
Mount Vernon Securities Lending Prime Portfolio, 0.279% Ω †
(Cost $103,608)	103,608,190	103,608

Total Investments ▲ – 111.7%
(Cost $663,408)		1,005,597

Other Assets Less Liabilities, Net – (11.7)%		(105,716)

Total Net Assets – 100.0%		$899,881

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased	Notional Contract Value	Unrealized Appreciation
S&P 500	March 2011	71	$22,763	$1,042

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

56

Nuveen Equity Index Fund (“Equity Index Fund”) (continued)

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $663,522. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$407,776
Gross unrealized depreciation	(65,587)
Net unrealized appreciation	$342,189

REIT	– Real Estate Investment Trust

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$876,781	$—	$—	$876,781
Warrants	85	—	—	85
Short-Term Investments	18,725	6,398	—	25,123
Investments Purchased with Proceeds from Securities Lending	103,608	—	—	103,608
Derivatives:
Futures*	1,042	—	—	1,042
Total	$1,000,241	$6,398	$—	$1,006,639

*	Represents net unrealized appreciation (depreciation).

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Equity Index Fund (“Equity Index Fund”) (concluded)

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Receivable for variation margin on futures contracts*	$1,042	Payable for variation margin on futures contracts*	$—

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

57

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (Formerally known as First American Mid Cap Index)

DESCRIPTION	PAR	VALUE

Common Stocks – 93.0%
Consumer Discretionary – 12.9%
99 Cents Only Stores ●	10,931	$163
Aaron’s ▼	17,050	327
Advance Auto Parts	19,613	1,254
Aeropostale ● ▼	21,574	520
American Eagle Outfitters ▼	45,661	660
American Greetings, Class A	9,184	200
AnnTaylor Stores ●	13,374	296
Ascena Retail Group ● ▼	16,171	438
Bally Technologies ●	12,509	512
Barnes & Noble ▼	9,136	144
Bob Evans Farms ▼	7,092	223
BorgWarner ● ▼	26,543	1,789
Boyd Gaming ● ▼	13,079	142
Brinker International ▼	22,413	527
Career Education ● ▼	15,358	345
Cheesecake Factory ● ▼	13,827	408
Chico’s FAS	41,441	453
Chipotle Mexican Grill, Class A ● ▼	7,221	1,581
Collective Brands ● ▼	15,021	306
Deckers Outdoor ●	8,993	660
Dick’s Sporting Goods ● ▼	20,681	746
Dollar Tree ●	29,218	1,478
DreamWorks Animation, Class A ●	16,576	465
Eastman Kodak ● ▼	62,739	230
Foot Locker	36,324	649
Fossil ●	11,990	852
Gentex	32,750	1,050
Guess?	14,813	634
Hanesbrands ● ▼	22,349	514
Harte-Hanks	9,986	125
International Speedway, Class A	6,836	198
ITT Educational Services ● ▼	6,107	402
J. Crew Group ●	14,919	648
John Wiley & Sons, Class A	10,827	497
KB HOME ▼	16,846	250
Lamar Advertising, Class A ●	13,373	493
Life Time Fitness ● ▼	9,774	390
LKQ ●	33,839	818
M.D.C. Holdings	8,800	272
Matthews International, Class A	6,878	244
Meredith ▼	8,504	287
Mohawk Industries ● ▼	13,125	729
New York Times, Class A ● ▼	27,577	279
NVR ● ▼	1,309	1,001
Office Depot ●	64,650	339
Panera Bread, Class A ●	6,915	661
PetSmart ▼	27,441	1,104
Phillips-Van Heusen	15,486	904
Polaris Industries ▼	7,908	608
Regis	13,438	225
Rent-A-Center ▼	14,972	445
Ryland Group ▼	10,295	183
Saks ● ▼	37,543	440
Scholastic ▼	5,543	165
Scientific Games, Class A ● ▼	14,748	152
Service International ▼	57,033	494
Sotheby’s Holdings, Class A ▼	15,648	631
Strayer Education ▼	3,161	379
Thor Industries	9,897	368
Timberland, Class A ●	9,725	260

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	PAR	VALUE

Toll Brothers ●	33,674	$682
Tractor Supply ▼	17,014	873
Tupperware	14,734	674
Under Armour, Class A ● ▼	8,211	491
Warnaco Group ● ▼	10,384	530
Wendy’s/Arby’s Group, Class A	75,102	363
Williams-Sonoma	24,769	798
WMS Industries ● ▼	13,480	565

		36,533

Consumer Staples – 3.2%
Alberto-Culver	19,961	744
BJ’s Wholesale Club ●	12,685	557
Church & Dwight	16,599	1,142
Corn Products International	17,643	814
Energizer Holdings ●	16,470	1,198
Flowers Foods ▼	17,677	446
Green Mountain Coffee Roasters ● ▼	27,047	908
Hansen Natural ●	16,122	913
Lancaster Colony ▼	4,487	249
Ralcorp Holdings ●	12,582	770
Ruddick	9,194	310
Smithfield Foods ●	38,736	771
Tootsie Roll Industries ▼	5,091	141
Universal ▼	5,244	199

		9,162

Energy – 5.8%
Arch Coal	37,913	1,299
Atwood Oceanics ● ▼	13,139	531
Bill Barrett ●	10,829	444
Cimarex Energy	19,764	2,058
Comstock Resources ● ▼	11,041	306
Dril-Quip ●	7,998	617
Exterran Holdings ● ▼	14,752	366
Forest Oil ●	26,457	1,027
Frontier Oil ● ▼	22,998	478
Helix Energy Solutions Group ● ▼	24,606	305
Oceaneering International ●	12,628	975
Overseas Shipholding Group ▼	6,247	208
Patriot Coal ● ▼	18,685	489
Patterson-UTI Energy	35,963	839
Plains Exploration & Production ●	32,691	1,157
Pride International ●	41,003	1,333
Quicksilver Resources ●	27,422	412
SM Energy ▼	14,713	915
Southern Union	29,051	776
Superior Energy Services ●	18,390	646
Tidewater	11,993	713
Unit ●	9,275	475

		16,369

Financials – 18.7%
Affiliated Managers Group ●	12,033	1,225
Alexandria Real Estate Equities – REIT ▼	12,912	995
AMB Property – REIT ▼	39,290	1,318
American Financial Group	18,355	597
Apollo Investment	45,512	537
Arthur J. Gallagher	24,006	712
Aspen Insurance Holdings ▼	13,176	396
Associated Banc ▼	40,381	564
Astoria Financial	19,184	273
BancorpSouth ▼	17,142	268
Bank of Hawaii ▼	11,251	527
BRE Properties – REIT ▼	14,956	668

58

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	PAR	VALUE

Brown & Brown	27,294	$676
Camden Property Trust – REIT ▼	16,024	888
Cathay General Bancorp	18,323	317
City National ▼	10,824	625
Commerce Bancshares ▼	18,095	744
Corporate Office Properties Trust – REIT ▼	15,608	570
Cousins Properties – REIT ▼	24,133	206
Cullen/Frost Bankers ▼	13,903	803
Duke Realty – REIT ▼	58,830	806
East West Bancorp ▼	34,535	750
Eaton Vance ▼	27,610	837
Equity One – REIT ▼	10,759	201
Essex Property Trust – REIT ▼	7,269	843
Everest Re Group	12,620	1,064
Federal Realty Investment Trust – REIT ▼	14,356	1,155
Fidelity National Financial, Class A	52,962	712
First American Financial	24,324	377
First Niagara Financial Group ▼	48,708	676
FirstMerit ▼	25,388	465
Fulton Financial ▼	46,423	479
Greenhill & Company ▼	5,887	409
Hanover Insurance Group	10,550	499
HCC Insurance Holdings	26,903	815
Highwoods Properties – REIT ▼	16,721	548
Hospitality Properties Trust – REIT ▼	28,803	716
International Bancshares	12,322	234
Jefferies Group ▼	28,868	722
Jones Lang LaSalle ▼	9,951	882
Liberty Property Trust – REIT	26,650	927
Macerich – REIT ▼	30,359	1,477
Mack-Cali Realty – REIT ▼	18,558	650
Mercury General	8,312	353
MSCI, Class A ●	27,714	949
Nationwide Health Properties – REIT ▼	29,459	1,106
New York Community Bancorp ▼	101,644	1,862
NewAlliance Bancshares	24,053	360
Old Republic International ▼	59,391	726
OMEGA Healthcare Investors – REIT	22,980	512
PacWest Bancorp ▼	7,341	145
Potlatch – REIT ▼	9,335	347
Prosperity Bancshares ▼	10,889	440
Protective Life	19,989	551
Raymond James Financial	23,322	845
Rayonier – REIT ▼	18,799	1,113
Realty Income – REIT ▼	27,323	955
Regency Centers – REIT ▼	19,102	823
Reinsurance Group of America	17,129	986
SEI Investments	34,038	788
Senior Housing Properties Trust – REIT ▼	32,663	732
SL Green Realty – REIT ▼	18,261	1,329
StanCorp Financial Group	10,733	479
SVB Financial Group ● ▼	9,799	514
Synovus Financial ▼	183,195	484
Taubman Centers – REIT ▼	12,758	668
TCF Financial ▼	29,622	443
Transatlantic Holdings	14,756	759
Trustmark ▼	13,267	318
UDR – REIT ▼	42,500	998
Unitrin ▼	11,614	313
Valley National Bancorp ▼	37,633	509
W.R. Berkley ▼	27,751	784
Waddell & Reed Financial, Class A	19,924	720
Washington Federal	26,255	454
Webster Financial ▼	17,092	391

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	PAR	VALUE

Weingarten Realty Investors – REIT ▼	28,097	$689
Westamerica Bancorporation ▼	6,792	340

		52,938

Health Care – 10.4%
Allscripts Healthcare Solutions ●	43,658	922
Beckman Coulter	16,159	1,164
Bio-Rad Laboratories, Class A ●	4,541	494
Charles River Laboratories International ● ▼	14,100	541
Community Health Systems ●	21,595	758
Covance ● ▼	15,132	853
Edwards Lifesciences ● ▼	26,643	2,246
Endo Pharmaceuticals Holdings ●	26,972	896
Gen-Probe ●	11,249	707
Health Management Associates, Class A ●	58,480	532
Health Net ●	22,296	636
Henry Schein ●	21,530	1,414
Hill-Rom Holdings	14,714	595
Hologic ●	60,642	1,208
IDEXX Laboratories ● ▼	13,418	962
Immucor ●	16,336	323
Kindred Healthcare ●	9,213	172
Kinetic Concepts ● ▼	14,608	674
LifePoint Hospitals ●	12,298	433
Lincare Holdings ▼	22,777	616
Masimo	13,746	412
Medicis Pharmaceutical, Class A	13,285	338
MEDNAX ●	11,127	736
Mettler-Toledo International ●	7,523	1,122
Omnicare	27,053	701
Owens & Minor	14,779	436
Perrigo	19,369	1,409
Pharmaceutical Product Development	27,733	808
ResMed ● ▼	35,279	1,111
STERIS	13,802	481
Techne	8,304	573
Teleflex ▼	9,329	535
Thoratec ●	13,643	322
United Therapeutics ● ▼	11,688	795
Universal Health Services	22,695	955
VCA Antech ● ▼	20,108	461
Vertex Pharmaceuticals ● ▼	47,412	1,844
WellCare Health Plans ●	9,926	297

		29,482

Industrials – 14.9%
Acuity Brands ▼	10,047	555
AECOM Technology ●	27,660	810
AGCO ●	21,712	1,101
AirTran Holdings ● ▼	31,613	234
Alaska Air Group ●	8,592	509
Alexander & Baldwin ▼	9,630	386
Alliant Techsystems ●	7,771	589
AMETEK	37,346	1,523
BE Aerospace ● ▼	23,861	923
Brinks	10,826	292
Bucyrus International	18,904	1,716
Carlisle Companies	14,231	537
Clean Harbors ●	5,350	482
Con-way ▼	12,779	435
Copart ●	9,371	368
Corporate Executive Board	8,005	311
Corrections Corporation of America ●	25,726	638
Crane	10,774	478
Deluxe	11,972	293

59

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	PAR	VALUE

Donaldson	17,851	$1,046
FTI Consulting ● ▼	10,839	395
Gardner Denver	12,246	883
GATX	10,804	359
Graco ▼	13,972	594
Granite Construction ▼	7,962	206
Harsco ▼	18,786	606
Herman Miller ▼	13,322	321
HNI ▼	10,454	317
Hubbell, Class B	14,006	858
IDEX ▼	19,107	758
J.B. Hunt Transport Services	20,710	849
JetBlue Airways ● ▼	47,052	282
Joy Global	24,099	2,101
Kansas City Southern ● ▼	23,943	1,197
KBR	35,225	1,131
Kennametal	19,156	778
Kirby ●	12,490	584
Korn/Ferry International ●	10,801	253
Landstar System ▼	11,461	475
Lennox International	10,475	515
Lincoln Electric Holdings	9,862	668
Manpower	19,033	1,229
Mine Safety Appliances	7,205	225
MSC Industrial Direct, Class A	10,398	618
Navigant Consulting ●	11,666	119
Nordson	7,924	731
Oshkosh ●	21,168	802
Pentair ▼	23,028	833
Regal-Beloit	9,006	601
Rollins	14,763	280
Shaw Group ●	19,824	749
SPX	11,713	918
Terex ● ▼	25,410	824
Thomas & Betts ●	12,091	621
Timken	18,804	884
Towers Watson, Class A	10,570	576
Trinity Industries ▼	18,608	519
United Rentals ●	14,124	376
URS ●	19,307	858
Valmont Industries ▼	4,975	462
Waste Connections	26,865	778
Watsco ▼	6,501	408
Werner Enterprises ▼	10,337	255
Westinghouse Air Brake Technologies ▼	11,186	606
Woodward Governor	13,831	466

		42,094

Information Technology – 14.7%
ACI Worldwide ●	7,747	205
Acxiom ●	18,717	323
ADTRAN ▼	14,721	606
Advent Software ●	7,456	220
Alliance Data Systems ● ▼	12,133	858
ANSYS ●	21,233	1,114
AOL ●	24,908	586
Arrow Electronics ●	27,021	1,021
Atmel ● ▼	106,937	1,448
Avnet ●	35,459	1,263
Broadridge Financial Solutions	29,173	668
Cadence Design Systems ● ▼	62,351	541
Ciena ● ▼	21,833	481
Concur Technologies ●	10,639	543
Convergys ●	28,427	405

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	PAR	VALUE

CoreLogic	24,300	$487
Cree ● ▼	25,307	1,278
Diebold ▼	15,326	470
Digital River ● ▼	9,262	294
DST Systems	8,309	395
Equinix ●	10,733	949
FactSet Research Systems ▼	10,617	1,070
Fair Isaac ▼	9,710	247
Fairchild Semiconductor International ●	28,898	514
Gartner, Class A ●	17,045	604
Global Payments	18,592	878
Informatica ●	21,897	1,016
Ingram Micro, Class A ●	36,587	722
Integrated Device Technology ●	35,823	229
International Rectifier ● ▼	16,191	519
Intersil, Class A ▼	29,016	439
Itron ●	9,429	547
Jack Henry & Associates ▼	19,979	591
Lam Research ●	28,695	1,432
Lender Processing Services ▼	21,309	676
ManTech International ●	5,263	212
Mentor Graphics ●	25,591	326
MICROS Systems ●	18,803	860
National Instruments	13,687	579
NCR ●	37,170	610
NeuStar, Class A ●	16,565	444
Parametric Technology ●	27,500	611
Plantronics	11,114	393
Polycom ● ▼	19,926	874
QLogic ●	24,646	439
Quest Software ●	14,031	362
Rackspace Hosting ● ▼	22,660	759
RF Micro Devices ● ▼	64,130	431
Riverbed Technology ●	34,301	1,230
Rovi ● ▼	24,539	1,516
Semtech ●	13,711	299
Silicon Laboratories ● ▼	9,853	438
Skyworks Solutions ● ▼	42,768	1,359
Solera Holdings	16,392	858
SRA International, Class A ●	9,993	267
Synopsys ●	34,664	940
Tech Data ●	10,879	510
TIBCO Software ●	38,961	856
Trimble Navigation ●	28,020	1,291
ValueClick ● ▼	18,262	256
Vishay Intertechnology ● ▼	41,209	680
Zebra Technologies, Class A ●	13,190	513

		41,552

Materials – 6.4%
Albemarle	21,367	1,200
AptarGroup	15,650	752
Ashland	18,400	1,068
Cabot Microelectronics ▼	15,258	660
Carpenter Technology	10,261	422
Commercial Metals	26,405	442
Compass Minerals International	7,636	702
Cytec Industries	11,523	628
Greif, Class A	7,262	458
Intrepid Potash ● ▼	10,339	374
Louisiana-Pacific ●	30,790	309
Lubrizol	15,313	1,646
Martin Marietta Materials ▼	10,624	887
Minerals Technologies	4,319	272

60

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	PAR	VALUE

NewMarket	2,460	$312
Olin	18,563	361
Packaging Corporation of America	24,050	679
Reliance Steel & Aluminum	17,409	910
Rock-Tenn, Class A ▼	9,081	606
RPM International	30,077	705
Scotts Miracle-Gro, Class A	10,470	541
Sensient Technologies	11,595	393
Silgan Holdings	11,719	437
Sonoco Products	24,010	854
Steel Dynamics	50,645	922
Temple-Inland	25,156	604
Valspar	22,942	857
Worthington Industries ▼	12,818	244

		18,245

Telecommunication Services – 0.5%
Telephone & Data Systems	21,393	765
tw telecom ●	35,121	602

		1,367

Utilities – 5.5%
AGL Resources	18,211	668
Alliant Energy	25,866	961
Aqua America ▼	32,093	742
Atmos Energy	21,099	688
Black Hills ▼	9,159	284
Cleco	14,177	443
DPL	27,754	727
Dynegy ●	23,981	151
Energen	16,922	946
Great Plains Energy	31,652	623
Hawaiian Electric Industries	21,971	547
IDACORP	11,461	428
MDU Resources Group	43,927	933
National Fuel Gas	19,179	1,311
NSTAR	24,171	1,048
NV Energy	54,876	789
OGE Energy	22,745	1,044
PNM Resources ▼	20,223	263
Questar	40,751	710
UGI	25,775	808
Vectren ▼	19,053	505
Westar Energy ▼	25,991	663
WGL Holdings	11,522	415

		15,697

Total Common Stocks
(Cost $211,821)		263,439

Warrant – 0.0%
Krispy Kreme Doughnuts ●
(Cost $0)	1,301	—

Short-Term Investments – 7.0%
Money Market Fund – 6.3%
First American Prime Obligations Fund, Class Z 0.075% Ω	17,677,984	17,678

U.S. Treasury Obligation – 0.7%
U.S. Treasury Bill 0.145%, 04/14/2011 ☐	$2,050	2,049

Total Short-Term Investments
(Cost $19,727)		19,727

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (continued)

DESCRIPTION	SHARES	VALUE

Investment Purchased with Proceeds from Securities Lending – 25.8%
Mount Vernon Securities Lending Prime Portfolio 0.279% Ω †
(Cost $73,146)	73,146,147	$73,146

Total Investments ▲ – 125.8%
(Cost $304,694)		356,312

Other Assets Less Liabilities, Net – (25.8)%		(72,976)

Total Net Assets – 100.0%		$283,336

Futures Contracts Outstanding:

Description	Settlement Month	Number of Contracts Purchased	Notional Contract Value	Unrealized Appreciation
S&P Mid Cap 400 E-Mini	March 2011	213	$19,662	$580

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at January 31, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of January 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of January 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

▲	On January 31, 2011, the cost of investments for federal income tax purposes was approximately $304,694. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$70,355
Gross unrealized depreciation	(18,737)
Net unrealized appreciation	$51,618

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

61

Schedule of INVESTMENTS        January 31, 2011 (unaudited), all dollars rounded to thousands (000)

Nuveen Mid Cap Index Fund (“Mid Cap Index Fund”) (concluded)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$263,439	$—	$—	$263,439
Short-Term Investments	17,678	2,049	—	19,727
Investment Purchased with Proceeds from Securities Lending	73,146	—	—	73,146
Derivatives:
Futures*	580	—	—	580
Total	$354,843	$2,049	$—	$356,892

*	Represents net unrealized appreciation (depreciation).

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contract	Receivable for variation margin on futures contracts*	$580	Payable for variation margin on futures contracts*	$—

*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

62

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First American Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2011